SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT (No. 2-69972)
  UNDER THE SECURITIES ACT OF 1933                     [X]

 Pre-Effective Amendment No.                           [ ]

 Post-Effective Amendment No. 67                       [X]

and

REGISTRATION STATEMENT (No. 811-3114)
 UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

 Amendment No. 67                                      [X]

Fidelity Select Portfolios
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number:  617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

 ( ) immediately upon filing pursuant to paragraph (b).
 (X) on (April 29, 2000) pursuant to paragraph (b).
 ( ) 60 days after filing pursuant to paragraph (a)(1).
 ( ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 ( ) 75 days after filing pursuant to paragraph (a)(2).
 ( ) on (            ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

FIDELITY(REGISTERED TRADEMARK)
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

FUND                                                   TRADING
                                                 NUMBER SYMBOL
AIR TRANSPORTATION PORTFOLIO                        034 FSAIX
AUTOMOTIVE PORTFOLIO                                502 FSAVX
BANK   ING     PORTFOLIO                            507 FSRBX
BIOTECHNOLOGY PORTFOLIO                             042 FBIOX
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO       068 FSLBX
BUSINESS SERVICES AND OUTSOURCING    PORTFOLIO      353 FBSOX
CHEMICALS PORTFOLIO                                 069 FSCHX
COMPUTERS PORTFOLIO                                 007 FDCPX
CONSTRUCTION AND HOUSING PORTFOLIO                  511 FSHOX
CONSUMER INDUSTRIES PORTFOLIO                       517 FSCPX
CYCLICAL INDUSTRIES PORTFOLIO                       515 FCY   IX
DEFENSE AND AEROSPACE PORTFOLIO                     067 FSDAX
DEVELOPING COMMUNICATIONS PORTFOLIO                 518 FSDCX
ELECTRONICS PORTFOLIO                               008 FSELX
ENERGY PORTFOLIO                                    060 FSENX
ENERGY SERVICE PORTFOLIO                            043 FSESX
ENVIRONMENTAL SERVICES PORTFOLIO                    516 FSLEX
FINANCIAL SERVICES PORTFOLIO                        066 FIDSX
FOOD AND AGRICULTURE PORTFOLIO                      009 FDFAX
GOLD PORTFOLIO                                      041 FSAGX
HEALTH CARE PORTFOLIO                               063 FSPHX
HOME FINANCE PORTFOLIO                              098 FSVLX
INDUSTRIAL EQUIPMENT PORTFOLIO                      510 FSCGX
INDUSTRIAL MATERIALS PORTFOLIO                      509 FSDPX
INSURANCE PORTFOLIO                                 045 FSPCX
LEISURE PORTFOLIO                                   062 FDLSX
MEDICAL DELIVERY PORTFOLIO                          505 FSHCX
MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO             354 FSMEX
MULTIMEDIA PORTFOLIO                                503 FBMPX
NATURAL GAS PORTFOLIO                               513 FSNGX
NATURAL RESOURCES PORTFOLIO                         514 FNA   RX
PAPER AND FOREST PRODUCTS PORTFOLIO                 506 FSPFX
   R    ETAILING PORTFOLIO                          046 FSRPX
SOFTWARE AND COMPUTER SERVICES PORTFOLIO            028 FSCSX
TECHNOLOGY PORTFOLIO                                064 FSPTX
TELECOMMUNICATIONS PORTFOLIO                        096 FSTCX
TRANSPORTATION PORTFOLIO                            512 FSRFX
UTILITIES GROWTH PORTFOLIO                          065 FSUTX
MONEY MARKET PORTFOLIO                              085 FSLXX

PROSPECTUS

APRIL 29,    2000

(FIDELITY_LOGO_GRAPHIC)(registered trademark)
82 DEVONSHIRE STREET, BOSTON, MA 02109

CONTENTS

FUND SUMMARY             3   INVESTMENT SUMMARY

                         19  PERFORMANCE

                         45  FEE TABLE

FUND BASICS              61  INVESTMENT DETAILS

                         74  VALUING SHARES

SHAREHOLDER INFORMATION  75  BUYING AND SELLING SHARES

                         82  EXCHANGING SHARES

                         82  ACCOUNT FEATURES AND POLICIES

                         86  DIVIDENDS AND CAPITAL GAIN
                             DISTRIBUTIONS

                         86  TAX CONSEQUENCES

FUND SERVICES            87  FUND MANAGEMENT

                         90  FUND DISTRIBUTION

APPENDIX                 91  FINANCIAL HIGHLIGHTS

FUND SUMMARY

INVESTMENT SUMMARY

THE STOCK FUNDS

INVESTMENT OBJECTIVE

AIR TRANSPORTATION PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) AIR TRANSPORTATION INDUSTRY CONCENTRATION. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies,
government regulation,    labor relations,     and the price of fuel.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

AUTOMOTIVE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) AUTOMOTIVE INDUSTRY CONCENTRATION. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

   BANKING     PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer
loans   .

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet)    BANKING     INDUSTRY CONCENTRATION. The
    banking industry can be significantly affected by legislation that
   has reduced     the separation between commercial and investment
banking businesses   , changed the laws governing     capitalization
requirements and the savings and loan industry   ,     and
increase   d competition. In addition, the banking industry can be
significantly affected     by changes in general economic conditions
and interest rates.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

BIOTECHNOLOGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the research, development, and manufacture of various biotechnological products, services, and processes.

(small solid bullet) Potentially investing in securities of companies that distribute biotechnological and biomedical products and companies that benefit significantly from scientific and technological advances in biotechnology.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) BIOTECHNOLOGY INDUSTRY CONCENTRATION. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) BROKERAGE AND INVESTMENT MANAGEMENT INDUSTRY CONCENTRATION. The brokerage and investment management industry can be significantly affected by stock and bond market activity, changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in providing business-related services to companies and other organizations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) BUSINESS SERVICES AND OUTSOURCING INDUSTRY CONCENTRATION. The business services and outsourcing industry is subject to continued demand for such services and can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

CHEMICALS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) CHEMICAL INDUSTRY CONCENTRATION. The chemical industry can be significantly affected by intense competition, product
obsolescence,    raw materials prices    , and government regulation
and can be subject to risks associated with the production, handling and disposal of hazardous components.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

COMPUTERS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) COMPUTER INDUSTRY CONCENTRATION. The computer industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, and product obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

CONSTRUCTION AND HOUSING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) CONSTRUCTION AND HOUSING INDUSTRY CONCENTRATION. The construction and housing industry can be significantly affected by changes in government spending, interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts and the level of new and existing home sales.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

CONSUMER INDUSTRIES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

   The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) CONSUMER INDUSTRY CONCENTRATION. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

CYCLICAL INDUSTRIES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) CYCLICAL INDUSTRY CONCENTRATION. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

DEFENSE AND AEROSPACE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) DEFENSE AND AEROSPACE INDUSTRY CONCENTRATION. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

DEVELOPING COMMUNICATIONS PORTFOLIO seeks capital appreciation.


   P    RINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the development, manufacture or sale of emerging communications services or equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) DEVELOPING COMMUNICATIONS INDUSTRY CONCENTRATION. The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, and rapid obsolescence.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ELECTRONICS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

(small solid bullet) ELECTRONICS INDUSTRY CONCENTRATION. The electronics industry can be significantly affected by rapid obsolescence, intense competition and global demand.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ENERGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Normally investing primarily in common stocks.

(small solid bullet) Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) ENERGY INDUSTRY CONCENTRATION. The energy industry can be significantly affected by fluctuations in price and supply of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ENERGY SERVICE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) ENERGY SERVICE INDUSTRY CONCENTRATION. The energy service industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

ENVIRONMENTAL SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the research, development, manufacture or distribution of products, processes or services related to waste management or pollution control.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) ENVIRONMENTAL SERVICES INDUSTRY CONCENTRATION. The environmental services industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

FINANCIAL SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in providing financial services to consumers and industry.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) FINANCIAL SERVICES INDUSTRY CONCENTRATION. The financial services industries are subject to extensive government
regulation   , can be subject to     relatively rapid change due to
increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

FOOD AND AGRICULTURE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) FOOD AND AGRICULTURE INDUSTRY CONCENTRATION. The food and agriculture industry can be significantly affected by
demographic and product trends,    competitive pricing,     food fads,
marketing campaigns, environmental factors and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

GOLD PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks and in certain precious metals.

(small solid bullet) Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.

(small solid bullet) Potentially investing in other precious metals, securities indexed to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) GOLD INDUSTRY CONCENTRATION. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

HEALTH CARE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) HEALTH CARE INDUSTRY CONCENTRATION. The health care industries are subject to government regulation and
   reimbursement rates, as well as     government approval of products
and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence
and    patent expirations    .

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

HOME FINANCE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) HOME FINANCE INDUSTRY CONCENTRATION. The home finance industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

INDUSTRIAL EQUIPMENT PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) INDUSTRIAL EQUIPMENT INDUSTRY CONCENTRATION. The industrial equipment industry can be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, labor relations, and government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

INDUSTRIAL MATERIALS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) INDUSTRIAL MATERIALS INDUSTRY CONCENTRATION. The industrial materials industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

INSURANCE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) INSURANCE INDUSTRY CONCENTRATION. The insurance industry is subject to extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

LEISURE PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) LEISURE INDUSTRY CONCENTRATION. The leisure industry can be significantly affected by changing consumer tastes, intense competition, technological developments and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

MEDICAL DELIVERY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) MEDICAL DELIVERY INDUSTRY CONCENTRATION. The medical delivery industry is subject to extensive government regulation and can be significantly affected by government
reimbursement for medical expenses, rising costs of medical products
and services,    pricing pressure,     and an increased emphasis on
outpatient services.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) MEDICAL EQUIPMENT AND SYSTEMS INDUSTRY
CONCENTRATION. The medical equipment and systems industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

MULTIMEDIA PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) MULTIMEDIA INDUSTRY CONCENTRATION. The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

NATURAL GAS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) NATURAL GAS INDUSTRY CONCENTRATION. The natural gas industry is subject to changes in price and supply of energy sources and can be significantly affected by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

NATURAL RESOURCES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks and in certain precious metals.

(small solid bullet) Investing primarily in companies that own or develop natural resources, or supply goods and services to such companies.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these
developments   .

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) NATURAL RESOURCES INDUSTRY CONCENTRATION. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

PAPER AND FOREST PRODUCTS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials, and other products related to the paper and forest products industry.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) PAPER AND FOREST PRODUCTS INDUSTRY CONCENTRATION. The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity, and interest rates.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   I    NVESTMENT OBJECTIVE

RETAILING PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) RETAIL INDUSTRY CONCENTRATION. The retail industry can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

SOFTWARE AND COMPUTER SERVICES PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in research, design, production or distribution of products or processes that relate to software or information-based services.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) SOFTWARE AND COMPUTER SERVICES INDUSTRY
CONCENTRATION. The software and computer services industry can be significantly affected by competitive pressures, which can lead to aggressive pricing and slower selling cycles.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

TECHNOLOGY PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include   :

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) TECHNOLOGY INDUSTRY CONCENTRATION. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

TELECOMMUNICATIONS PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) TELECOMMUNICATIONS INDUSTRY CONCENTRATION. The telecommunications industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

TRANSPORTATION PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) TRANSPORTATION INDUSTRY CONCENTRATION. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs and government regulation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE

UTILITIES GROWTH PORTFOLIO seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet)    Normally i    nvesting primarily in common
stocks.

(small solid bullet)    Normally i    nvesting at least 80% of assets
in securities of companies principally engaged in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

(small solid bullet) Investing in domestic and foreign issuers.

(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can
perform differently    from     the U.S. market.

(small solid bullet) UTILITIES INDUSTRY CONCENTRATION. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently
   from     the value of the market as a whole. The value of
securities of smaller issuers can be more volatile than that of larger issuers.

   In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

   An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   When you sell your shares of the fund, they could be worth more or less than what you paid for them.

THE MONEY MARKET FUND

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR's principal investment strategies include:

(small solid bullet) Investing in U.S. dollar-denominated money market
   securities a    nd repurchase agreements, and entering into reverse
repurchase agreements.

(small solid bullet) Investing at least 80% of assets in money market instruments.

(small solid bullet) Investing more than 25% of total assets in the financial services industry.

(small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation and interest rates and economic downturns can
have a significant negative    effect     on issuers in the financial
services sector.

(small solid bullet) ISSUER-SPECIFIC CHANGES. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE

The following information illustrates the changes in    each
fund's     performance from year to year and compares each stock
fund's performance to the performance of a market index and an additional index over various periods of time. Returns are based on
past results and are not an indication of future performance   .

   Y    EAR-BY-YEAR RETURNS

The returns in the chart   s     do not include the effect of each
fund's front-end sales charge. If the effect of the sales charge
   were     reflected, returns would be lower than those shown.

AIR TRANSPORTATION

Calendar Years      1990     1991    1992   1993    1994     1995    1996   1997    1998   1999

                    -18.18%  37.06%  6.57%  30.89%  -21.74%  59.54%  1.25%  31.14%  6.42%  34.49%



Percentage (%)
Row: 1, Col: 1, Value: -18.18
Row: 2, Col: 1, Value: 37.06
Row: 3, Col: 1, Value: 6.57
Row: 4, Col: 1, Value: 30.89
Row: 5, Col: 1, Value: -21.74
Row: 6, Col: 1, Value: 59.54
Row: 7, Col: 1, Value: 1.25
Row: 8, Col: 1, Value: 31.14
Row: 9, Col: 1, Value: 6.42
Row: 10, Col: 1, Value: 34.49

   DURING THE PERIODS SHOWN IN THE CHART FOR AIR TRANSPORTATION, THE
HIGHEST RETURN FOR A QUARTER WAS     23.90%    (QUARTER ENDED
    MARCH 31, 1991   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -26.72%    (QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR AIR TRANSPORTATION
WAS 4.45%.

AUTOMOTIVE

Calendar Years  1990    1991    1992    1993    1994     1995    1996    1997    1998   1999

                -6.72%  37.33%  41.61%  35.38%  -12.75%  13.43%  16.07%  16.78%  4.94%  -13.47%



Percentage (%)
Row: 1, Col: 1, Value: -6.72
Row: 2, Col: 1, Value: 37.33
Row: 3, Col: 1, Value: 41.61
Row: 4, Col: 1, Value: 35.38
Row: 5, Col: 1, Value: -12.75
Row: 6, Col: 1, Value: 13.43
Row: 7, Col: 1, Value: 16.07
Row: 8, Col: 1, Value: 16.78
Row: 9, Col: 1, Value: 4.94
Row: 10, Col: 1, Value: -13.47

   DURING THE PERIODS SHOWN IN THE CHART FOR AUTOMOTIVE, THE HIGHEST
RETURN FOR A QUARTER WAS     24.59%    (QUARTER ENDED     MARCH 31,
1992   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -22.31%
(QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR AUTOMOTIVE WAS
5.17%.


BANKING

Calendar Years  1990     1991    1992    1993    1994   1995    1996    1997    1998    1999

                -20.67%  65.79%  48.52%  11.17%  0.22%  46.77%  35.89%  45.56%  11.85%  -10.07%




Percentage (%)
Row: 1, Col: 1, Value: -20.67
Row: 2, Col: 1, Value: 65.79000000000001
Row: 3, Col: 1, Value: 48.52
Row: 4, Col: 1, Value: 11.17
Row: 5, Col: 1, Value: 0.22
Row: 6, Col: 1, Value: 46.77
Row: 7, Col: 1, Value: 35.89
Row: 8, Col: 1, Value: 45.56
Row: 9, Col: 1, Value: 11.85
Row: 10, Col: 1, Value: -10.07

   DURING THE PERIODS SHOWN IN THE CHART FOR BANKING, THE HIGHEST
RETURN FOR A QUARTER WAS     22.20%    (QUARTER ENDED     MARCH 31,
1991   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -25.20%
(QUARTER ENDED     SEPTEMBER 3   0    , 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR BANKING WAS
-3.59%.

BIOTECHNOLOGY

Calendar Years  1990    1991    1992     1993   1994     1995    1996   1997    1998    1999

                44.35%  99.05%  -10.34%  0.70%  -18.18%  49.10%  5.61%  15.27%  29.72%  77.77%



Percentage (%)
Row: 1, Col: 1, Value: 44.34999999999999
Row: 2, Col: 1, Value: 99.05
Row: 3, Col: 1, Value: -10.34
Row: 4, Col: 1, Value: 0.7000000000000001
Row: 5, Col: 1, Value: -18.18
Row: 6, Col: 1, Value: 49.1
Row: 7, Col: 1, Value: 5.609999999999999
Row: 8, Col: 1, Value: 15.27
Row: 9, Col: 1, Value: 29.72
Row: 10, Col: 1, Value: 77.77

   DURING THE PERIODS SHOWN IN THE CHART FOR BIOTECHNOLOGY, THE
HIGHEST RETURN FOR A QUARTER WAS     40.70%    (QUARTER ENDED
    DECEMBER 31, 1999   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -19.25%    (QUARTER ENDED     MARCH 31, 1993   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR BIOTECHNOLOGY WAS
12.66%.

BROKERAGE AND INVESTMENT
MANAGEMENT

Calendar Years            1990     1991    1992   1993    1994     1995    1996    1997    1998   1999

                          -16.18%  82.26%  5.12%  49.33%  -17.27%  23.59%  39.66%  62.32%  5.67%  30.65%



Percentage (%)
Row: 1, Col: 1, Value: -16.18
Row: 2, Col: 1, Value: 82.26000000000001
Row: 3, Col: 1, Value: 5.119999999999999
Row: 4, Col: 1, Value: 49.33
Row: 5, Col: 1, Value: -17.27
Row: 6, Col: 1, Value: 23.59
Row: 7, Col: 1, Value: 39.66
Row: 8, Col: 1, Value: 62.32
Row: 9, Col: 1, Value: 5.67
Row: 10, Col: 1, Value: 30.65

   DURING THE PERIODS SHOWN IN THE CHART FOR BROKERAGE AND INVESTMENT
MANAGEMENT, THE HIGHEST RETURN FOR A QUARTER WAS     31.28%
(QUARTER ENDED     MARCH 31, 1991   ) AND THE LOWEST RETURN FOR A
QUARTER WAS     -33.12%    (QUARTER ENDED     SEPTEMBER 30,
1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR BROKERAGE AND
INVESTMENT MANAGEMENT WAS 14.84%.

BUSINESS SERVICES AND
OUTSOURCING

Calendar Year                                              1999

                                                           29.39%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 29.39

   DURING THE PERIOD SHOWN IN THE CHART FOR BUSINESS SERVICES AND
OUTSOURCING, THE HIGHEST RETURN FOR A QUARTER WAS     20.62%
(QUARTER ENDED     DECEMBER 31, 1999   ) AND THE LOWEST RETURN FOR A
QUARTER WAS     -6.99%    (QUARTER ENDED     SEPTEMBER 30,
1999   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR BUSINESS SERVICES AND OUTSOURCING WAS -10.70%.

CHEMICALS

Calendar Years  1990    1991    1992   1993    1994    1995    1996    1997    1998     1999

                -4.13%  38.66%  8.90%  12.76%  14.78%  21.45%  21.52%  16.48%  -15.90%  19.19%



Percentage (%)
Row: 1, Col: 1, Value: -4.13
Row: 2, Col: 1, Value: 38.66
Row: 3, Col: 1, Value: 8.9
Row: 4, Col: 1, Value: 12.76
Row: 5, Col: 1, Value: 14.78
Row: 6, Col: 1, Value: 21.45
Row: 7, Col: 1, Value: 21.52
Row: 8, Col: 1, Value: 16.48
Row: 9, Col: 1, Value: -15.9
Row: 10, Col: 1, Value: 19.19

   DURING THE PERIODS SHOWN IN THE CHART FOR CHEMICALS, THE HIGHEST
RETURN FOR A QUARTER WAS     17.65%    (QUARTER ENDED     MARCH 31,
1991   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -19.95%
(QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CHEMICALS WAS
-2.95%.

COMPUTERS

Calendar Years  1990    1991    1992    1993    1994    1995    1996    1997   1998    1999

                18.41%  30.75%  21.96%  28.87%  20.45%  51.83%  31.62%  0.10%  96.37%  81.10%



Percentage (%)
Row: 1, Col: 1, Value: 18.41
Row: 2, Col: 1, Value: 30.75
Row: 3, Col: 1, Value: 21.96
Row: 4, Col: 1, Value: 28.87
Row: 5, Col: 1, Value: 20.45
Row: 6, Col: 1, Value: 51.83
Row: 7, Col: 1, Value: 31.62
Row: 8, Col: 1, Value: 0.1
Row: 9, Col: 1, Value: 96.36999999999999
Row: 10, Col: 1, Value: 81.09999999999999

   DURING THE PERIODS SHOWN IN THE CHART FOR COMPUTERS, THE HIGHEST
RETURN FOR A QUARTER WAS     41.69%    (QUARTER ENDED     DECEMBER 31,
1999   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -27.00%
(QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR COMPUTERS WAS
24.38%.

CONSTRUCTION AND HOUSING

Calendar Years            1990    1991    1992    1993    1994     1995    1996    1997    1998    1999

                          -9.64%  41.31%  18.71%  33.61%  -15.94%  28.78%  13.21%  29.83%  22.84%  -12.45%



Percentage (%)
Row: 1, Col: 1, Value: -9.639999999999999
Row: 2, Col: 1, Value: 41.31
Row: 3, Col: 1, Value: 18.71
Row: 4, Col: 1, Value: 33.61
Row: 5, Col: 1, Value: -15.94
Row: 6, Col: 1, Value: 28.78
Row: 7, Col: 1, Value: 13.21
Row: 8, Col: 1, Value: 29.83
Row: 9, Col: 1, Value: 22.84
Row: 10, Col: 1, Value: -12.45

   DURING THE PERIODS SHOWN IN THE CHART FOR CONSTRUCTION AND HOUSING,
THE HIGHEST RETURN FOR A QUARTER WAS     29.68%    (QUARTER ENDED
    DECEMBER 31, 1998   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -25.81%    (QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CONSTRUCTION AND HOUSING WAS -4.51%.

CONSUMER INDUSTRIES

Calendar Years           1991    1992   1993    1994    1995    1996    1997    1998    1999

                         38.53%  8.56%  24.67%  -7.07%  28.30%  13.15%  38.06%  27.49%  10.14%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 38.53
Row: 3, Col: 1, Value: 8.560000000000001
Row: 4, Col: 1, Value: 24.67
Row: 5, Col: 1, Value: -7.07
Row: 6, Col: 1, Value: 28.3
Row: 7, Col: 1, Value: 13.15
Row: 8, Col: 1, Value: 38.06
Row: 9, Col: 1, Value: 27.49
Row: 10, Col: 1, Value: 10.14

   DURING THE PERIODS SHOWN IN THE CHART FOR CONSUMER INDUSTRIES, THE
HIGHEST RETURN FOR A QUARTER WAS     27.07%    (QUARTER ENDED
    DECEMBER 31, 1998   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -15.37%    (QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CONSUMER
INDUSTRIES WAS -7.41%.

CYCLICAL INDUSTRIES

Calendar Years                                       1998   1999

                                                     8.77%  13.05%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 8.77
Row: 10, Col: 1, Value: 13.05

   DURING THE PERIODS SHOWN IN THE CHART FOR CYCLICAL INDUSTRIES, THE
HIGHEST RETURN FOR A QUARTER WAS     17.39%    (QUARTER ENDED
    DECEMBER 31, 1998   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -19.87%    (QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR CYCLICAL
INDUSTRIES WAS -1.49%.

DEFENSE AND AEROSPACE

Calendar Years         1990    1991    1992   1993    1994   1995    1996    1997    1998   1999

                       -4.58%  26.93%  0.00%  28.86%  1.76%  47.36%  25.03%  23.57%  4.34%  11.83%



Percentage (%)
Row: 1, Col: 1, Value: -4.58
Row: 2, Col: 1, Value: 26.93
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 28.86
Row: 5, Col: 1, Value: 1.76
Row: 6, Col: 1, Value: 47.36
Row: 7, Col: 1, Value: 25.03
Row: 8, Col: 1, Value: 23.57
Row: 9, Col: 1, Value: 4.34
Row: 10, Col: 1, Value: 11.83

   DURING THE PERIODS SHOWN IN THE CHART FOR DEFENSE AND AEROSPACE,
THE HIGHEST RETURN FOR A QUARTER WAS     23.08%    (QUARTER ENDED
    SEPTEMBER 30, 1997   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -18.25%    (QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR DEFENSE AND
AEROSPACE WAS 4.42%.

DEVELOPING COMMUNICATIONS

Calendar Years                 1991    1992    1993    1994    1995    1996    1997   1998    1999

                               61.39%  17.21%  31.77%  15.14%  17.37%  14.55%  6.04%  67.68%  122.50%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 61.39
Row: 3, Col: 1, Value: 17.21
Row: 4, Col: 1, Value: 31.77
Row: 5, Col: 1, Value: 15.14
Row: 6, Col: 1, Value: 17.37
Row: 7, Col: 1, Value: 14.55
Row: 8, Col: 1, Value: 6.04
Row: 9, Col: 1, Value: 67.67999999999999
Row: 10, Col: 1, Value: 122.5

   DURING THE PERIODS SHOWN IN THE CHART FOR DEVELOPING
COMMUNICATIONS, THE HIGHEST RETURN FOR A QUARTER WAS
    63.51%   (QUARTER ENDED     DECEMBER 31, 1999   ) AND THE LOWEST
RETURN FOR A QUARTER WAS     -15.48%    (QUARTER ENDED     MARCH 31,
1997   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR DEVELOPING
COMMUNICATIONS WAS 26.81%.

ELECTRONICS

Calendar Years  1990   1991    1992    1993    1994    1995    1996    1997    1998    1999

                5.81%  35.29%  27.44%  32.08%  17.17%  68.97%  41.72%  13.72%  51.12%  106.68%



Percentage (%)
Row: 1, Col: 1, Value: 5.81
Row: 2, Col: 1, Value: 35.29000000000001
Row: 3, Col: 1, Value: 27.44
Row: 4, Col: 1, Value: 32.08
Row: 5, Col: 1, Value: 17.17
Row: 6, Col: 1, Value: 68.97
Row: 7, Col: 1, Value: 41.72000000000001
Row: 8, Col: 1, Value: 13.72
Row: 9, Col: 1, Value: 51.12000000000001
Row: 10, Col: 1, Value: 106.68

   DURING THE PERIODS SHOWN IN THE CHART FOR ELECTRONICS, THE HIGHEST
RETURN FOR A QUARTER WAS     56.77%    (QUARTER ENDED     DECEMBER 31,
1998   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -31.76%
(QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR ELECTRONICS WAS
42.11%.

ENERGY

Calendar Years  1990    1991   1992    1993    1994   1995    1996    1997    1998     1999

                -4.49%  0.04%  -2.39%  19.15%  0.41%  21.38%  32.47%  10.28%  -14.74%  34.23%



Percentage (%)
Row: 1, Col: 1, Value: -4.49
Row: 2, Col: 1, Value: 0.04000000000000001
Row: 3, Col: 1, Value: -2.39
Row: 4, Col: 1, Value: 19.15
Row: 5, Col: 1, Value: 0.41
Row: 6, Col: 1, Value: 21.38
Row: 7, Col: 1, Value: 32.47
Row: 8, Col: 1, Value: 10.28
Row: 9, Col: 1, Value: -14.74
Row: 10, Col: 1, Value: 34.23

   DURING THE PERIODS SHOWN IN THE CHART FOR ENERGY, THE HIGHEST
RETURN FOR A QUARTER WAS     20.65%    (QUARTER ENDED     JUNE 30,
1999   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -11.75%
(QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR ENERGY WAS
14.99%.

ENERGY SERVICE

Calendar Years  1990   1991     1992   1993    1994   1995    1996    1997    1998     1999

                1.75%  -23.48%  3.43%  20.96%  0.57%  40.87%  49.08%  51.87%  -49.72%  72.15%



Percentage (%)
Row: 1, Col: 1, Value: 1.75
Row: 2, Col: 1, Value: -23.48
Row: 3, Col: 1, Value: 3.43
Row: 4, Col: 1, Value: 20.96
Row: 5, Col: 1, Value: 0.5700000000000001
Row: 6, Col: 1, Value: 40.87
Row: 7, Col: 1, Value: 49.08
Row: 8, Col: 1, Value: 51.87
Row: 9, Col: 1, Value: -49.72000000000001
Row: 10, Col: 1, Value: 72.14999999999999

   DURING THE PERIODS SHOWN IN THE CHART FOR ENERGY SERVICE, THE
HIGHEST RETURN FOR A QUARTER WAS     36.86%    (QUARTER ENDED
    SEPTEMBER 30, 1997   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -34.78%    (QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR ENERGY SERVICE WAS
35.97%.

ENVIRONMENTAL SERVICES

Calendar Years          1990    1991   1992    1993    1994    1995    1996    1997    1998     1999

                        -2.48%  7.66%  -1.37%  -0.62%  -9.55%  26.13%  15.61%  17.87%  -16.96%  -25.85%



Percentage (%)
Row: 1, Col: 1, Value: -2.48
Row: 2, Col: 1, Value: 7.659999999999999
Row: 3, Col: 1, Value: -1.37
Row: 4, Col: 1, Value: -0.6200000000000001
Row: 5, Col: 1, Value: -9.550000000000001
Row: 6, Col: 1, Value: 26.13
Row: 7, Col: 1, Value: 15.61
Row: 8, Col: 1, Value: 17.87
Row: 9, Col: 1, Value: -16.96
Row: 10, Col: 1, Value: -25.85

   DURING THE PERIODS SHOWN IN THE CHART FOR ENVIRONMENTAL SERVICES,
THE HIGHEST RETURN FOR A QUARTER WAS     21.53%    (QUARTER ENDED
    JUNE 30, 1999   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -30.60%    (QUARTER ENDED     SEPTEMBER 30, 1999   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR ENVIRONMENTAL
SERVICES WAS -0.49%.

FINANCIAL SERVICES

Calendar Years      1990     1991    1992    1993    1994    1995    1996    1997    1998    1999

                    -24.33%  61.63%  42.82%  17.55%  -3.65%  47.34%  32.12%  41.98%  14.13%  1.56%



Percentage (%)
Row: 1, Col: 1, Value: -24.33
Row: 2, Col: 1, Value: 61.63
Row: 3, Col: 1, Value: 42.82
Row: 4, Col: 1, Value: 17.55
Row: 5, Col: 1, Value: -3.65
Row: 6, Col: 1, Value: 47.34
Row: 7, Col: 1, Value: 32.12000000000001
Row: 8, Col: 1, Value: 41.98
Row: 9, Col: 1, Value: 14.13
Row: 10, Col: 1, Value: 1.56

   DURING THE PERIODS SHOWN IN THE CHART FOR FINANCIAL SERVICES, THE
HIGHEST RETURN FOR A QUARTER WAS     27.43%    (QUARTER ENDED
    MARCH 31, 1991   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -29.89%    (QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR FINANCIAL SERVICES
WAS -0.50%.

FOOD AND AGRICULTURE

Calendar Years        1990   1991    1992   1993   1994   1995    1996    1997    1998    1999

                      9.33%  34.09%  6.03%  8.82%  6.09%  36.64%  13.35%  30.34%  15.69%  -20.47%



Percentage (%)
Row: 1, Col: 1, Value: 9.33
Row: 2, Col: 1, Value: 34.09
Row: 3, Col: 1, Value: 6.03
Row: 4, Col: 1, Value: 8.82
Row: 5, Col: 1, Value: 6.09
Row: 6, Col: 1, Value: 36.64
Row: 7, Col: 1, Value: 13.35
Row: 8, Col: 1, Value: 30.34
Row: 9, Col: 1, Value: 15.69
Row: 10, Col: 1, Value: -20.47

   DURING THE PERIODS SHOWN IN THE CHART FOR FOOD AND AGRICULTURE, THE
HIGHEST RETURN FOR A QUARTER WAS     16.88%    (QUARTER ENDED
    DECEMBER 31, 1998   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -10.29%    (QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR FOOD AND
AGRICULTURE WAS -4.79%.

GOLD

Calendar Years  1990     1991    1992    1993    1994     1995    1996    1997     1998    1999

                -17.20%  -6.14%  -3.09%  78.68%  -15.46%  11.20%  19.92%  -39.39%  -8.64%  8.36%



Percentage (%)
Row: 1, Col: 1, Value: -17.2
Row: 2, Col: 1, Value: -6.14
Row: 3, Col: 1, Value: -3.09
Row: 4, Col: 1, Value: 78.67999999999999
Row: 5, Col: 1, Value: -15.46
Row: 6, Col: 1, Value: 11.2
Row: 7, Col: 1, Value: 19.92
Row: 8, Col: 1, Value: -39.39
Row: 9, Col: 1, Value: -8.639999999999999
Row: 10, Col: 1, Value: 8.360000000000001

   DURING THE PERIODS SHOWN IN THE CHART FOR GOLD, THE HIGHEST RETURN
FOR A QUARTER WAS     32.47%    (QUARTER ENDED     JUNE 30, 1993   )
AND THE LOWEST RETURN FOR A QUARTER WAS     -32.11%    (QUARTER ENDED
    DECEMBER 31, 1997   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR GOLD WAS
-15.56%.

HEALTH CARE

Calendar Years  1990    1991    1992     1993   1994    1995    1996    1997    1998    1999

                24.32%  83.69%  -17.43%  2.42%  21.46%  45.86%  15.46%  31.15%  41.28%  -2.88%



Percentage (%)
Row: 1, Col: 1, Value: 24.32
Row: 2, Col: 1, Value: 83.69
Row: 3, Col: 1, Value: -17.43
Row: 4, Col: 1, Value: 2.42
Row: 5, Col: 1, Value: 21.46
Row: 6, Col: 1, Value: 45.86
Row: 7, Col: 1, Value: 15.46
Row: 8, Col: 1, Value: 31.15
Row: 9, Col: 1, Value: 41.28
Row: 10, Col: 1, Value: -2.88

   DURING THE PERIODS SHOWN IN THE CHART FOR HEALTH CARE, THE HIGHEST
RETURN FOR A QUARTER WAS     34.45%    (QUARTER ENDED     MARCH 31,
1991   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -13.15%
(QUARTER ENDED     MARCH 31, 1992   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR HEALTH CARE WAS
3.29%.

HOME FINANCE

Calendar Years  1990     1991    1992    1993    1994   1995    1996    1997    1998     1999

                -15.08%  64.61%  57.85%  27.29%  2.68%  53.49%  36.88%  45.75%  -14.81%  -12.37%



Percentage (%)
Row: 1, Col: 1, Value: -15.08
Row: 2, Col: 1, Value: 64.61
Row: 3, Col: 1, Value: 57.84999999999999
Row: 4, Col: 1, Value: 27.29
Row: 5, Col: 1, Value: 2.68
Row: 6, Col: 1, Value: 53.49
Row: 7, Col: 1, Value: 36.88
Row: 8, Col: 1, Value: 45.75
Row: 9, Col: 1, Value: -14.81
Row: 10, Col: 1, Value: -12.37

   DURING THE PERIODS SHOWN IN THE CHART FOR HOME FINANCE, THE HIGHEST
RETURN FOR A QUARTER WAS     30.19%    (QUARTER ENDED     MARCH 31,
1991   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -25.76%
(QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR HOME FINANCE WAS
-5.34%.

INDUSTRIAL EQUIPMENT

Calendar Years        1990     1991    1992    1993    1994   1995    1996    1997    1998    1999

                      -15.51%  26.84%  11.34%  43.33%  3.13%  27.81%  26.71%  18.55%  12.67%  17.39%



Percentage (%)
Row: 1, Col: 1, Value: -15.51
Row: 2, Col: 1, Value: 26.84
Row: 3, Col: 1, Value: 11.34
Row: 4, Col: 1, Value: 43.33
Row: 5, Col: 1, Value: 3.13
Row: 6, Col: 1, Value: 27.81
Row: 7, Col: 1, Value: 26.71
Row: 8, Col: 1, Value: 18.55
Row: 9, Col: 1, Value: 12.67
Row: 10, Col: 1, Value: 17.39

   DURING THE PERIODS SHOWN IN THE CHART FOR INDUSTRIAL EQUIPMENT, THE
HIGHEST RETURN FOR A QUARTER WAS     20.08%    (QUARTER ENDED
    MARCH 31, 1991   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -29.18%    (QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR INDUSTRIAL
EQUIPMENT WAS 5.35%.

INDUSTRIAL MATERIALS

Calendar Years        1990     1991    1992    1993    1994   1995    1996    1997   1998     1999

                      -17.17%  35.81%  12.37%  21.38%  8.19%  15.39%  14.01%  1.75%  -11.02%  16.48%



Percentage (%)
Row: 1, Col: 1, Value: -17.17
Row: 2, Col: 1, Value: 35.81
Row: 3, Col: 1, Value: 12.37
Row: 4, Col: 1, Value: 21.38
Row: 5, Col: 1, Value: 8.19
Row: 6, Col: 1, Value: 15.39
Row: 7, Col: 1, Value: 14.01
Row: 8, Col: 1, Value: 1.75
Row: 9, Col: 1, Value: -11.02
Row: 10, Col: 1, Value: 16.48

   DURING THE PERIODS SHOWN IN THE CHART FOR INDUSTRIAL MATERIALS, THE
HIGHEST RETURN FOR A QUARTER WAS     16.65%    (QUARTER ENDED     JUNE
30, 1999   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -21.26%
(QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR INDUSTRIAL
MATERIALS WAS -11.35%.

INSURANCE

Calendar Years  1990    1991    1992    1993   1994    1995    1996    1997    1998    1999

                -9.81%  36.68%  22.50%  8.18%  -0.35%  34.81%  23.71%  42.47%  20.32%  -5.95%



Percentage (%)
Row: 1, Col: 1, Value: -9.810000000000001
Row: 2, Col: 1, Value: 36.68
Row: 3, Col: 1, Value: 22.5
Row: 4, Col: 1, Value: 8.18
Row: 5, Col: 1, Value: -0.35
Row: 6, Col: 1, Value: 34.81
Row: 7, Col: 1, Value: 23.71
Row: 8, Col: 1, Value: 42.47
Row: 9, Col: 1, Value: 20.32
Row: 10, Col: 1, Value: -5.95

   DURING THE PERIODS SHOWN IN THE CHART FOR INSURANCE, THE HIGHEST
RETURN FOR A QUARTER WAS     23.68%    (QUARTER ENDED     MARCH 31,
1991   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -19.37%
(QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR INSURANCE WAS
-0.67%.

LEISURE

Calendar Years  1990     1991    1992    1993    1994    1995    1996    1997    1998    1999

                -22.29%  32.94%  16.23%  39.55%  -6.84%  26.96%  13.41%  41.29%  37.92%  32.83%



Percentage (%)
Row: 1, Col: 1, Value: -22.29
Row: 2, Col: 1, Value: 32.94
Row: 3, Col: 1, Value: 16.23
Row: 4, Col: 1, Value: 39.55
Row: 5, Col: 1, Value: -6.84
Row: 6, Col: 1, Value: 26.96
Row: 7, Col: 1, Value: 13.41
Row: 8, Col: 1, Value: 41.29000000000001
Row: 9, Col: 1, Value: 37.92
Row: 10, Col: 1, Value: 32.83

   DURING THE PERIODS SHOWN IN THE CHART FOR LEISURE, THE HIGHEST
RETURN FOR A QUARTER WAS     32.19%    (QUARTER ENDED     DECEMBER 31,
1998   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -22.70%
(QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR LEISURE WAS
-1.65%.

MEDICAL DELIVERY

Calendar Years    1990    1991    1992     1993   1994    1995    1996    1997    1998    1999

                  16.26%  77.83%  -13.19%  5.52%  19.84%  32.18%  11.00%  20.14%  -6.16%  -29.59%



Percentage (%)
Row: 1, Col: 1, Value: 16.26
Row: 2, Col: 1, Value: 77.83
Row: 3, Col: 1, Value: -13.19
Row: 4, Col: 1, Value: 5.52
Row: 5, Col: 1, Value: 19.84
Row: 6, Col: 1, Value: 32.18
Row: 7, Col: 1, Value: 11.0
Row: 8, Col: 1, Value: 20.14
Row: 9, Col: 1, Value: -6.159999999999999
Row: 10, Col: 1, Value: -29.59

   DURING THE PERIODS SHOWN IN THE CHART FOR MEDICAL DELIVERY, THE
HIGHEST RETURN FOR A QUARTER WAS     41.61%    (QUARTER ENDED
    MARCH 31, 1991   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -26.26%    (QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR MEDICAL DELIVERY
WAS -6.33%.

MEDICAL EQUIPMENT AND SYSTEMS

Calendar Year                                                      1999

                                                                   10.72%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 10.72

   DURING THE PERIOD SHOWN IN THE CHART FOR MEDICAL EQUIPMENT AND
SYSTEMS, THE HIGHEST RETURN FOR A QUARTER WAS     11.16%    (QUARTER
ENDED     DECEMBER 31, 1999   ) AND THE LOWEST RETURN FOR A QUARTER
WAS     -6.54%    (QUARTER ENDED     SEPTEMBER 30, 1999   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR MEDICAL EQUIPMENT AND SYSTEMS WAS 13.57%.

MULTIMEDIA

Calendar Years  1990     1991    1992    1993    1994   1995    1996   1997    1998    1999

                -26.21%  37.85%  21.50%  38.02%  4.00%  33.67%  1.07%  30.93%  35.69%  44.14%



Percentage (%)
Row: 1, Col: 1, Value: -26.21
Row: 2, Col: 1, Value: 37.84999999999999
Row: 3, Col: 1, Value: 21.5
Row: 4, Col: 1, Value: 38.02
Row: 5, Col: 1, Value: 4.0
Row: 6, Col: 1, Value: 33.67
Row: 7, Col: 1, Value: 1.07
Row: 8, Col: 1, Value: 30.93
Row: 9, Col: 1, Value: 35.69000000000001
Row: 10, Col: 1, Value: 44.14

   DURING THE PERIODS SHOWN IN THE CHART FOR MULTIMEDIA, THE HIGHEST
RETURN FOR A QUARTER WAS     27.35%    (QUARTER ENDED     DECEMBER 31,
1998   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -24.82%
(QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR MULTIMEDIA WAS
-0.02%.

NATURAL GAS

Calendar Years                  1994    1995    1996    1997    1998     1999

                                -6.84%  30.38%  34.32%  -8.06%  -12.40%  26.19%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: -6.84
Row: 6, Col: 1, Value: 30.38
Row: 7, Col: 1, Value: 34.32
Row: 8, Col: 1, Value: -8.060000000000001
Row: 9, Col: 1, Value: -12.4
Row: 10, Col: 1, Value: 26.19

   DURING THE PERIODS SHOWN IN THE CHART FOR NATURAL GAS, THE HIGHEST
RETURN FOR A QUARTER WAS     19.83%    (QUARTER ENDED     JUNE 30,
1999   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -16.04%
(QUARTER ENDED     MARCH 31, 1997   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR NATURAL GAS WAS
22.38%.

NATURAL RESOURCES

Calendar Years                                     1998     1999

                                                   -16.57%  38.80%


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: -16.57
Row: 10, Col: 1, Value: 38.8

   DURING THE PERIODS SHOWN IN THE CHART FOR NATURAL RESOURCES, THE
HIGHEST RETURN FOR A QUARTER WAS     19.96%    (QUARTER ENDED     JUNE
30, 1999   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -11.34%
(QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR NATURAL RESOURCES
WAS 12.31%.

PAPER AND FOREST PRODUCTS

Calendar Years             1990     1991    1992    1993    1994    1995    1996   1997   1998    1999

                           -15.11%  34.77%  12.05%  18.55%  14.14%  21.91%  7.07%  9.35%  -7.89%  30.51%



Percentage (%)
Row: 1, Col: 1, Value: -15.11
Row: 2, Col: 1, Value: 34.77
Row: 3, Col: 1, Value: 12.05
Row: 4, Col: 1, Value: 18.55
Row: 5, Col: 1, Value: 14.14
Row: 6, Col: 1, Value: 21.91
Row: 7, Col: 1, Value: 7.07
Row: 8, Col: 1, Value: 9.350000000000001
Row: 9, Col: 1, Value: -7.89
Row: 10, Col: 1, Value: 30.51

   DURING THE PERIODS SHOWN IN THE CHART FOR PAPER AND FOREST
PRODUCTS, THE HIGHEST RETURN FOR A QUARTER WAS     22.74%    (QUARTER
ENDED     SEPTEMBER 30, 1994   ) AND THE LOWEST RETURN FOR A QUARTER
WAS     -21.04%    (QUARTER ENDED     SEPTEMBER 30, 1998   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR PAPER AND FOREST PRODUCTS WAS -3.88%.

RETAILING

Calendar Years  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

                -5.03%  68.13%  22.08%  13.03%  -5.01%  11.98%  20.86%  41.73%  45.76%  5.20%



Percentage (%)
Row: 1, Col: 1, Value: -5.03
Row: 2, Col: 1, Value: 68.13
Row: 3, Col: 1, Value: 22.08
Row: 4, Col: 1, Value: 13.03
Row: 5, Col: 1, Value: -5.01
Row: 6, Col: 1, Value: 11.98
Row: 7, Col: 1, Value: 20.86
Row: 8, Col: 1, Value: 41.73
Row: 9, Col: 1, Value: 45.76000000000001
Row: 10, Col: 1, Value: 5.2

   DURING THE PERIODS SHOWN IN THE CHART FOR RETAILING, THE HIGHEST
RETURN FOR A QUARTER WAS     34.78%    (QUARTER ENDED     DECEMBER 31,
1998   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -27.05%
(QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR RETAILING WAS
0.48%.

SOFTWARE AND COMPUTER SERVICES

Calendar Years                  1990   1991    1992    1993    1994   1995    1996    1997    1998    1999

                                0.86%  45.84%  35.54%  32.73%  0.39%  46.26%  21.77%  15.01%  45.77%  93.12%



Percentage (%)
Row: 1, Col: 1, Value: 0.8600000000000001
Row: 2, Col: 1, Value: 45.84
Row: 3, Col: 1, Value: 35.54
Row: 4, Col: 1, Value: 32.73
Row: 5, Col: 1, Value: 0.3900000000000001
Row: 6, Col: 1, Value: 46.26000000000001
Row: 7, Col: 1, Value: 21.77
Row: 8, Col: 1, Value: 15.01
Row: 9, Col: 1, Value: 45.77
Row: 10, Col: 1, Value: 93.11999999999999

   DURING THE PERIODS SHOWN IN THE CHART FOR SOFTWARE AND COMPUTER
SERVICES, THE HIGHEST RETURN FOR A QUARTER WAS     57.10%    (QUARTER
ENDED     DECEMBER 31, 1999   ) AND THE LOWEST RETURN FOR A QUARTER
WAS     -30.81%    (QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR SOFTWARE AND
COMPUTER SERVICES WAS 4.95%.

TECHNOLOGY

Calendar Years  1990    1991    1992   1993    1994    1995    1996    1997    1998    1999

                10.50%  58.97%  8.72%  28.65%  11.13%  43.81%  15.82%  10.33%  74.16%  131.75%



Percentage (%)
Row: 1, Col: 1, Value: 10.5
Row: 2, Col: 1, Value: 58.97
Row: 3, Col: 1, Value: 8.719999999999999
Row: 4, Col: 1, Value: 28.65
Row: 5, Col: 1, Value: 11.13
Row: 6, Col: 1, Value: 43.81
Row: 7, Col: 1, Value: 15.82
Row: 8, Col: 1, Value: 10.33
Row: 9, Col: 1, Value: 74.16
Row: 10, Col: 1, Value: 131.75

   DURING THE PERIODS SHOWN IN THE CHART FOR TECHNOLOGY, THE HIGHEST
RETURN FOR A QUARTER WAS     62.10%    (QUARTER ENDED     DECEMBER 31,
1999   ) AND THE LOWEST RETURN FOR A QUARTER WAS     -25.19%
(QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR TECHNOLOGY WAS
25.29%.

TELECOMMUNICATIONS

Calendar Years      1990     1991    1992    1993    1994   1995    1996   1997    1998    1999

                    -16.40%  30.85%  15.32%  29.72%  4.32%  29.66%  5.40%  25.83%  41.04%  66.60%



Percentage (%)
Row: 1, Col: 1, Value: -16.4
Row: 2, Col: 1, Value: 30.85
Row: 3, Col: 1, Value: 15.32
Row: 4, Col: 1, Value: 29.72
Row: 5, Col: 1, Value: 4.319999999999999
Row: 6, Col: 1, Value: 29.66
Row: 7, Col: 1, Value: 5.4
Row: 8, Col: 1, Value: 25.83
Row: 9, Col: 1, Value: 41.04
Row: 10, Col: 1, Value: 66.59999999999999

   DURING THE PERIODS SHOWN IN THE CHART FOR TELECOMMUNICATIONS, THE
HIGHEST RETURN FOR A QUARTER WAS     36.02%    (QUARTER ENDED
    DECEMBER 31, 1999   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -21.14%    (QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR TELECOMMUNICATIONS
WAS 16.82%.

TRANSPORTATION

Calendar Years  1990     1991    1992    1993    1994   1995    1996   1997    1998    1999

                -21.59%  54.14%  23.79%  29.32%  3.87%  15.17%  9.50%  32.13%  -4.34%  27.69%



Percentage (%)
Row: 1, Col: 1, Value: -21.59
Row: 2, Col: 1, Value: 54.14
Row: 3, Col: 1, Value: 23.79
Row: 4, Col: 1, Value: 29.32
Row: 5, Col: 1, Value: 3.87
Row: 6, Col: 1, Value: 15.17
Row: 7, Col: 1, Value: 9.5
Row: 8, Col: 1, Value: 32.13
Row: 9, Col: 1, Value: -4.34
Row: 10, Col: 1, Value: 27.69

   DURING THE PERIODS SHOWN IN THE CHART FOR TRANSPORTATION, THE
HIGHEST RETURN FOR A QUARTER WAS     19.76%    (QUARTER ENDED
    DECEMBER 31, 1998   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -25.91%    (QUARTER ENDED     SEPTEMBER 30, 1990   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR TRANSPORTATION WAS
-2.51%.

UTILITIES GROWTH

Calendar Years    1990   1991    1992    1993    1994    1995    1996    1997    1998    1999

                  0.55%  21.03%  10.59%  12.54%  -7.41%  34.39%  11.37%  30.31%  43.16%  25.92%



Percentage (%)
Row: 1, Col: 1, Value: 0.55
Row: 2, Col: 1, Value: 21.03
Row: 3, Col: 1, Value: 10.59
Row: 4, Col: 1, Value: 12.54
Row: 5, Col: 1, Value: -7.41
Row: 6, Col: 1, Value: 34.39
Row: 7, Col: 1, Value: 11.37
Row: 8, Col: 1, Value: 30.31
Row: 9, Col: 1, Value: 43.16
Row: 10, Col: 1, Value: 25.92

   DURING THE PERIODS SHOWN IN THE CHART FOR UTILITIES GROWTH, THE
HIGHEST RETURN FOR A QUARTER WAS     23.01%    (QUARTER ENDED
    DECEMBER 31, 1998   ) AND THE LOWEST RETURN FOR A QUARTER WAS
    -6.17%    (QUARTER ENDED     DECEMBER 31, 1993   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR UTILITIES GROWTH
WAS 12.81%.

MONEY MARKET

Calendar Years  1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

                7.79%  5.80%  3.52%  2.69%  3.74%  5.66%  5.06%  5.20%  5.20%  4.91%



Percentage (%)
Row: 1, Col: 1, Value: 7.79
Row: 2, Col: 1, Value: 5.8
Row: 3, Col: 1, Value: 3.52
Row: 4, Col: 1, Value: 2.69
Row: 5, Col: 1, Value: 3.74
Row: 6, Col: 1, Value: 5.659999999999999
Row: 7, Col: 1, Value: 5.06
Row: 8, Col: 1, Value: 5.2
Row: 9, Col: 1, Value: 5.2
Row: 10, Col: 1, Value: 4.91

   DURING THE PERIODS SHOWN IN THE CHART FOR MONEY MARKET, THE HIGHEST
RETURN FOR A QUARTER WAS     1.91%    (QUARTER ENDED     JUNE 30,
1990   ) AND THE LOWEST RETURN FOR A QUARTER WAS     0.63%    (QUARTER
ENDED     DECEMBER 31, 1993   ).

   THE YEAR-TO-DATE RETURN AS OF MARCH 31, 2000 FOR MONEY MARKET WAS
1.38%.

AVERAGE ANNUAL RETURNS

The returns in the following table include the effect of each fund's
3.00% maximum applicable front-end sales charge and    each stock
fund's $7.50 redemption fee (trading fee)    .

For the periods ended            Past 1 year  Past 5 years  Past 10 years/Life of fund
December 31, 1999


Air Transportation                30.39%       24.07%        13.66%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Cyclical            5.54%       n/a           n/a
Industries Index

Automotive                        -16.14%      6.24%         11.24%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Cyclical            5.54%       n/a           n/a
Industries Index

Banking                           -12.84%      23.14%        19.95%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Financial           -0.94%      n/a           n/a
Services Index

Biotechnology                     72.37%       32.34%        24.03%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Health Care Index   -4.04%      n/a           n/a

Brokerage and Investment          26.66%       30.27%        22.23%
Management

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Financial           -0.94%      n/a           n/a
Services Index

Business Services and             25.43%      n/a            32.83%A
Outsourcing

S&P 500                           21.04%      n/a            23.66%A

Goldman Sachs Technology Index    88.87%      n/a            74.57%A

Chemicals                         15.54%       10.81%        12.09%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Cyclical            5.54%       n/a           n/a
Industries Index

Computers                         75.60%       47.15%        35.08%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Technology Index    88.87%      n/a           n/a

Construction and Housing          -15.14%      14.57%        12.89%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Cyclical            5.54%       n/a           n/a
Industries Index

Consumer Industries               6.76%        22.24%        17.70%B

S&P 500                           21.04%       28.56%        18.88%B

Goldman Sachs Consumer            8.32%       n/a           n/a
Industries Index

Cyclical Industries               9.58%       n/a            11.66%C

S&P 500                           21.04%      n/a            26.09%C

Goldman Sachs Cyclical            5.54%       n/a            9.67%C
Industries Index

Defense and Aerospace             8.40%        20.83%        15.13%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Cyclical            5.54%       n/a           n/a
Industries Index

Developing Communications         115.75%      38.84%        31.38%B

S&P 500                           21.04%       28.56%        18.88%B

Goldman Sachs Technology Index    88.87%      n/a           n/a

Electronics                       100.40%      52.51%        37.00%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Technology Index    88.87%      n/a           n/a

Energy                            30.13%       14.50%        8.18%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Natural             27.23%      n/a           n/a
Resources Index

Energy Service                    66.91%       21.77%        10.12%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Natural             27.23%      n/a           n/a
Resources Index

Environmental Services            -28.15%      0.51%         -0.46%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Cyclical            5.54%       n/a           n/a
Industries Index

Financial Services                -1.56%       25.45%        19.91%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Financial           -0.94%      n/a           n/a
Services Index

Food and Agriculture              -22.93%      12.49%        12.45%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Consumer            8.32%       n/a           n/a
Industries Index

Gold                              5.03%        -4.96%        -1.24%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Natural             27.23%      n/a           n/a
Resources Index

Health Care                       -5.87%       24.06%        21.30%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Health Care Index   -4.04%      n/a           n/a

Home Finance                      -15.07%      17.26%        20.39%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Financial           -0.94%      n/a           n/a
Services Index

Industrial Equipment              13.80%       19.75%        15.82%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Cyclical            5.54%       n/a           n/a
Industries Index

Industrial Materials              12.91%       6.11%         8.37%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Cyclical            5.54%       n/a           n/a
Industries Index

Insurance                         -8.84%       21.13%        15.55%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Financial           -0.94%      n/a           n/a
Services Index

Leisure                           28.77%       29.30%        18.89%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Consumer            8.32%       n/a           n/a
Industries Index

Medical Delivery                  -31.78%      2.46%         9.87%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Health Care Index   -4.04%      n/a           n/a

Medical Equipment and Systems     7.33%       n/a            17.73%D

S&P 500                           21.04%      n/a            21.46%D

Goldman Sachs Health Care Index   -4.04%      n/a            9.45%D

Multimedia                        39.74%       27.39%        19.53%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Consumer            8.32%       n/a           n/a
Industries Index

Natural Gas                       22.34%       11.53%        6.52%E

S&P 500                           21.04%       28.56%        22.13%E

Goldman Sachs Utilities Index     20.25%      n/a           n/a

Natural Resources                 34.56%      n/a            6.51%C

S&P 500                           21.04%      n/a            26.09%C

Goldman Sachs Natural             27.23%      n/a            9.41%C
Resources Index

Paper and Forest Products         26.52%       10.72%        11.18%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Cyclical            5.54%       n/a           n/a
Industries Index

Retailing                         1.97%        23.32%        19.56%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Consumer            8.32%       n/a           n/a
Industries Index

Software and Computer Services    87.26%       41.10%        30.98%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Technology Index    88.87%      n/a           n/a

Technology                        124.72%      48.38%        34.69%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Technology Index    88.87%      n/a           n/a

Telecommunications                61.53%       31.41%        20.93%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Utilities Index     20.25%      n/a           n/a

Transportation                    23.79%       14.57%        14.77%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Cyclical            5.54%       n/a           n/a
Industries Index

Utilities Growth                  22.07%       27.80%        16.94%

S&P 500                           21.04%       28.56%        18.21%

Goldman Sachs Utilities Index     20.25%      n/a           n/a

Money Market                      1.76%        4.57%         4.63%



   A FROM FEBRUARY 4, 1998.

   B FROM JUNE 29, 1990.

   C FROM MARCH 3, 1997.

   D FROM APRIL 28, 1998.

   E FROM APRIL 21, 1993.

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Goldman Sachs Consumer Industries Index is a market
capitalization-weighted index of 30   1     stocks designed to measure
the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market
capitalization-weighted index of 2   46     stocks designed to measure
the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market
capitalization-weighted index of 2   52     stocks designed to measure
the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted
index of 9   7     stocks designed to measure the performance of
companies in the health care sector.

Goldman Sachs Natural Resources Index is a market
capitalization-weighted index of    105     stocks designed to measure
the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted
index of 1   85     stocks designed to measure the performance of
companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted
index of 1   50     stocks designed to measure the performance of
companies in the utilities sector.

FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for each fund do not reflect the effect of any reduction of certain expenses during the period. The annual fund operating expenses provided below for Cyclical Industries do not reflect the effect of any expense reimbursements during the period.

SHAREHOLDER    F    EES (PAID BY THE INVESTOR DIRECTLY)

Maximum sales charge (load)      3.00%
on purchases (as a % of
offering price)A

Sales charge (load) on           None
reinvested distributions

Deferred sales charge (load)     None
on redemptions

Redemption fee for the stock
funds (as a % of amount
redeemed)

on shares held 29 days or less   0.75%

on shares held 30 days or        0.75%
more  for redemption amounts
of up to $1,000

for redemption amounts of        $7.50
$1,000 or more

Exchange fee

for the stock funds onlyB        $7.50

Annual account maintenance       $12.00
fee (for accounts under
$2,500)

   A LOWER SALES CHARGES MAY BE AVAILABLE FOR ACCOUNTS OVER
$250,000.

   B YOU WILL NOT PAY AN EXCHANGE FEE IF YOU EXCHANGE THROUGH ANY OF FIDELITY'S AUTOMATED EXCHANGE SERVICES.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

AIR TRANSPORTATION              Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.82%

                                Total annual fund operating  1.40%
                                expensesA

AUTOMOTIVE                      Management fee               0.57%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.37%

                                Total annual fund operating  1.94%
                                expensesA

BANKING                         Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.65%

                                Total annual fund operating  1.23%
                                expensesA

BIOTECHNOLOGY                   Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.57%

                                Total annual fund operating  1.16%
                                expensesA

BROKERAGE AND INVESTMENT        Management fee               0.58%
MANAGEMENT

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.71%

                                Total annual fund operating  1.29%
                                expensesA

BUSINESS SERVICES AND           Management fee               0.58%
OUTSOURCING

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.92%

                                Total annual fund operating  1.50%
                                expensesA

CHEMICALS                       Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.06%

                                Total annual fund operating  1.64%
                                expensesA

COMPUTERS                       Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.49%

                                Total annual fund operating  1.07%
                                expensesA

CONSTRUCTION AND HOUSING        Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.84%

                                Total annual fund operating  2.42%
                                expensesA

CONSUMER INDUSTRIES             Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.69%

                                Total annual fund operating  1.27%
                                expensesA

CYCLICAL INDUSTRIES             Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               2.35%

                                Total annual fund operating  2.93%
                                expensesA

DEFENSE AND AEROSPACE           Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.03%

                                Total annual fund operating  1.61%
                                expensesA

DEVELOPING COMMUNICATIONS       Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.53%

                                Total annual fund operating  1.11%
                                expensesA

ELECTRONICS                     Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.41%

                                Total annual fund operating  0.99%
                                expensesA

ENERGY                          Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.71%

                                Total annual fund operating  1.29%
                                expensesA

ENERGY SERVICE                  Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.65%

                                Total annual fund operating  1.23%
                                expensesA

ENVIRONMENTAL SERVICES          Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.89%

                                Total annual fund operating  2.47%
                                expensesA

FINANCIAL SERVICES              Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.61%

                                Total annual fund operating  1.19%
                                expensesA

FOOD AND AGRICULTURE            Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.73%

                                Total annual fund operating  1.31%
                                expensesA

GOLD                            Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.91%

                                Total annual fund operating  1.49%
                                expensesB

HEALTH CARE                     Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.49%

                                Total annual fund operating  1.07%
                                expensesA

HOME FINANCE                    Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.81%

                                Total annual fund operating  1.39%
                                expensesA

INDUSTRIAL EQUIPMENT            Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.85%

                                Total annual fund operating  1.43%
                                expensesA

INDUSTRIAL MATERIALS            Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.33%

                                Total annual fund operating  1.92%
                                expensesA

INSURANCE                       Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.81%

                                Total annual fund operating  1.39%
                                expensesA

LEISURE                         Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.57%

                                Total annual fund operating  1.15%
                                expensesA

MEDICAL DELIVERY                Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.15%

                                Total annual fund operating  1.73%
                                expensesA

MEDICAL EQUIPMENT AND SYSTEMS   Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.08%

                                Total annual fund operating  1.66%
                                expensesA

MULTIMEDIA                      Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.59%

                                Total annual fund operating  1.17%
                                expensesA

NATURAL GAS                     Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.84%

                                Total annual fund operating  1.42%
                                expensesA

NATURAL RESOURCES               Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.31%

                                Total annual fund operating  1.89%
                                expensesA

PAPER AND FOREST PRODUCTS       Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.31%

                                Total annual fund operating  1.89%
                                expensesA

RETAILING                       Management fee               0.57%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.68%

                                Total annual fund operating  1.25%
                                expensesA

SOFTWARE AND COMPUTER SERVICES  Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.53%

                                Total annual fund operating  1.11%
                                expensesA

TECHNOLOGY                      Management fee               0.59%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.46%

                                Total annual fund operating  1.05%
                                expensesA

TELECOMMUNICATIONS              Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.54%

                                Total annual fund operating  1.12%
                                expensesA

TRANSPORTATION                  Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               1.19%

                                Total annual fund operating  1.77%
                                expensesA

UTILITIES GROWTH                Management fee               0.58%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.49%

                                Total annual fund operating  1.07%
                                expensesA

MONEY MARKET                    Management fee               0.18%

                                Distribution and Service     None
                                (12b-1) fee

                                Other expenses               0.30%

                                Total annual fund operating  0.48%
                                expensesA


   A FMR HAS VOLUNTARILY AGREED TO REIMBURSE THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, CERTAIN SECURITIES LENDING COSTS, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 2.50%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

   B FMR HAS AGREED TO REIMBURSE GOLD PORTFOLIO TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, CERTAIN SECURITIES LENDING COSTS, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 1.54%. THIS ARRANGEMENT WILL REMAIN IN EFFECT THROUGH FEBRUARY 28, 2001.

A portion of the brokerage commissions that a fund pays is used to
reduce that fund's expenses. In addition,    through arrangements with
each fund's custodian and transfer agent, credits     realized as a
result of uninvested cash balances are used to reduce    custodian and
transfer agent expenses. Including these reductions, the total fund operating expenses are shown in the table below.

                                Total Operating Expenses


AIR TRANSPORTATION               1.35%

AUTOMOTIVE                       1.91%

BANKING                          1.19%

BIOTECHNOLOGY                    1.15%

BROKERAGE AND INVESTMENT         1.28%
MANAGEMENT

BUSINESS SERVICES AND            1.48%
OUTSOURCING

CHEMICALS                        1.63%

COMPUTERS                        1.05%

CONSTRUCTION AND HOUSING         2.34%

CONSUMER INDUSTRIES              1.25%

CYCLICAL INDUSTRIES              2.49%*

DEFENSE AND AEROSPACE            1.59%

DEVELOPING COMMUNICATIONS        1.11%

ELECTRONICS                      0.98%

ENERGY                           1.25%

ENERGY SERVICE                   1.20%

ENVIRONMENTAL SERVICES           2.39%

FINANCIAL SERVICES               1.17%

FOOD AND AGRICULTURE             1.29%

GOLD                             1.41%

HEALTH CARE                      1.05%

HOME FINANCE                     1.37%

INDUSTRIAL EQUIPMENT             1.41%

INDUSTRIAL MATERIALS             1.89%

INSURANCE                        1.36%

LEISURE                          1.12%

MEDICAL DELIVERY                 1.67%

MEDICAL EQUIPMENT AND SYSTEMS    1.65%

MULTIMEDIA                       1.15%

NATURAL GAS                      1.39%

NATURAL RESOURCES                1.85%

PAPER AND FOREST PRODUCTS        1.74%

RETAILING                        1.20%

SOFTWARE AND COMPUTER SERVICES   1.11%

TECHNOLOGY                       1.04%

TELECOMMUNICATIONS               1.09%

TRANSPORTATION                   1.71%

UTILITIES GROWTH                 1.04%

MONEY MARKET                     0.48%


   * AFTER REIMBURSEMENT.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total
expenses if you close your account    at the end of each time
period     indicated and if you leave your account open:
                                          Account open    Account closed


AIR TRANSPORTATION              1 year    $ 438           $ 446

                                3 years   $ 730           $ 737

                                5 years   $ 1,043         $ 1,050

                                10 years  $ 1,929         $ 1,937

AUTOMOTIVE                      1 year    $ 491           $ 499

                                3 years   $ 891           $ 898

                                5 years   $ 1,316         $ 1,323

                                10 years  $ 2,496         $ 2,504

BANKING                         1 year    $ 422           $ 429

                                3 years   $ 679           $ 686

                                5 years   $ 955           $ 963

                                10 years  $ 1,744         $ 1,751

BIOTECHNOLOGY                   1 year    $ 415           $ 422

                                3 years   $ 657           $ 665

                                5 years   $ 919           $ 927

                                10 years  $ 1,667         $ 1,674

BROKERAGE AND INVESTMENT        1 year    $ 427           $ 435
MANAGEMENT

                                3 years   $ 697           $ 704

                                5 years   $ 986           $ 994

                                10 years  $ 1,810         $ 1,817

BUSINESS SERVICES AND           1 year    $ 448           $ 456
OUTSOURCING

                                3 years   $ 760           $ 767

                                5 years   $ 1,094         $ 1,101

                                10 years  $ 2,037         $ 2,044

CHEMICALS                       1 year    $ 462           $ 469

                                3 years   $ 802           $ 809

                                5 years   $ 1,165         $ 1,172

                                10 years  $ 2,185         $ 2,193

COMPUTERS                       1 year    $ 406           $ 413

                                3 years   $ 630           $ 638

                                5 years   $ 872           $ 880

                                10 years  $ 1,566         $ 1,574

CONSTRUCTION AND HOUSING        1 year    $ 538           $ 545

                                3 years   $ 1,032         $ 1,039

                                5 years   $ 1,552         $ 1,559

                                10 years  $ 2,974         $ 2,981

CONSUMER INDUSTRIES             1 year    $ 425           $ 433

                                3 years   $ 691           $ 698

                                5 years   $ 976           $ 984

                                10 years  $ 1,788         $ 1,795

CYCLICAL INDUSTRIES             1 year    $ 587           $ 595

                                3 years   $ 1,179         $ 1,187

                                5 years   $ 1,796         $ 1,804

                                10 years  $ 3,454         $ 3,462

DEFENSE AND AEROSPACE           1 year    $ 459           $ 466

                                3 years   $ 793           $ 800

                                5 years   $ 1,150         $ 1,157

                                10 years  $ 2,154         $ 2,161

DEVELOPING COMMUNICATIONS       1 year    $ 410           $ 417

                                3 years   $ 642           $ 650

                                5 years   $ 893           $ 901

                                10 years  $ 1,611         $ 1,619

ELECTRONICS                     1 year    $ 398           $ 405

                                3 years   $ 606           $ 613

                                5 years   $ 831           $ 838

                                10 years  $ 1,477         $ 1,484

ENERGY                          1 year    $ 427           $ 435

                                3 years   $ 697           $ 704

                                5 years   $ 986           $ 994

                                10 years  $ 1,810         $ 1,817

ENERGY SERVICE                  1 year    $ 422           $ 429

                                3 years   $ 679           $ 686

                                5 years   $ 955           $ 963

                                10 years  $ 1,744         $ 1,751

ENVIRONMENTAL SERVICES          1 year    $ 543           $ 550

                                3 years   $ 1,046         $ 1,054

                                5 years   $ 1,576         $ 1,584

                                10 years  $ 3,022         $ 3,029

FINANCIAL SERVICES              1 year    $ 418           $ 425

                                3 years   $ 667           $ 674

                                5 years   $ 935           $ 942

                                10 years  $ 1,700         $ 1,707

FOOD AND AGRICULTURE            1 year    $ 429           $ 437

                                3 years   $ 703           $ 710

                                5 years   $ 997           $ 1,004

                                10 years  $ 1,832         $ 1,839

GOLD                            1 year    $ 447           $ 455

                                3 years   $ 757           $ 764

                                5 years   $ 1,089         $ 1,096

                                10 years  $ 2,026         $ 2,034

HEALTH CARE                     1 year    $ 406           $ 413

                                3 years   $ 630           $ 638

                                5 years   $ 872           $ 880

                                10 years  $ 1,566         $ 1,574

HOME FINANCE                    1 year    $ 437           $ 445

                                3 years   $ 727           $ 734

                                5 years   $ 1,038         $ 1,045

                                10 years  $ 1,919         $ 1,926

INDUSTRIAL EQUIPMENT            1 year    $ 441           $ 449

                                3 years   $ 739           $ 746

                                5 years   $ 1,058         $ 1,066

                                10 years  $ 1,962         $ 1,969

INDUSTRIAL MATERIALS            1 year    $ 489           $ 497

                                3 years   $ 885           $ 892

                                5 years   $ 1,306         $ 1,313

                                10 years  $ 2,476         $ 2,483

INSURANCE                       1 year    $ 437           $ 445

                                3 years   $ 727           $ 734

                                5 years   $ 1,038         $ 1,045

                                10 years  $ 1,919         $ 1,926

LEISURE                         1 year    $ 414           $ 421

                                3 years   $ 654           $ 662

                                5 years   $ 914           $ 921

                                10 years  $ 1,656         $ 1,663

MEDICAL DELIVERY                1 year    $ 471           $ 478

                                3 years   $ 829           $ 836

                                5 years   $ 1,210         $ 1,218

                                10 years  $ 2,280         $ 2,287

MEDICAL EQUIPMENT AND SYSTEMS   1 year    $ 464           $ 471

                                3 years   $ 808           $ 815

                                5 years   $ 1,175         $ 1,183

                                10 years  $ 2,206         $ 2,214

MULTIMEDIA                      1 year    $ 416           $ 423

                                3 years   $ 660           $ 668

                                5 years   $ 924           $ 932

                                10 years  $ 1,678         $ 1,685

NATURAL GAS                     1 year    $ 440           $ 448

                                3 years   $ 736           $ 743

                                5 years   $ 1,053         $ 1,061

                                10 years  $ 1,951         $ 1,958

NATURAL RESOURCES               1 year    $ 486           $ 494

                                3 years   $ 876           $ 884

                                5 years   $ 1,291         $ 1,298

                                10 years  $ 2,445         $ 2,453

PAPER AND FOREST PRODUCTS       1 year    $ 486           $ 494

                                3 years   $ 876           $ 884

                                5 years   $ 1,291         $ 1,298

                                10 years  $ 2,445         $ 2,453

RETAILING                       1 year    $ 424           $ 431

                                3 years   $ 685           $ 692

                                5 years   $ 966           $ 973

                                10 years  $ 1,766         $ 1,773

SOFTWARE AND COMPUTER SERVICES  1 year    $ 410           $ 417

                                3 years   $ 642           $ 650

                                5 years   $ 893           $ 901

                                10 years  $ 1,611         $ 1,619

TECHNOLOGY                      1 year    $ 404           $ 411

                                3 years   $ 624           $ 632

                                5 years   $ 862           $ 869

                                10 years  $ 1,544         $ 1,552

TELECOMMUNICATIONS              1 year    $ 411           $ 418

                                3 years   $ 645           $ 653

                                5 years   $ 898           $ 906

                                10 years  $ 1,622         $ 1,630

TRANSPORTATION                  1 year    $ 474           $ 482

                                3 years   $ 840           $ 848

                                5 years   $ 1,231         $ 1,238

                                10 years  $ 2,321         $ 2,329

UTILITIES GROWTH                1 year    $ 406           $ 413

                                3 years   $ 630           $ 638

                                5 years   $ 872           $ 880

                                10 years  $ 1,566         $ 1,574

MONEY MARKET                    1 year    $ 348           $ 348

                                3 years   $ 449           $ 449

                                5 years   $ 561           $ 561

                                10 years  $ 886           $ 886


FUND BASICS


INVESTMENT DETAILS

THE STOCK FUNDS

INVESTMENT OBJECTIVE

   EACH FUND     seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

AIR TRANSPORTATION PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. These companies may include, for example, major airlines, commuter airlines, air cargo and express delivery operators, airfreight forwarders, and companies that provide equipment or services to these companies, such as aviation service firms and manufacturers of aeronautical equipment.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

AUTOMOTIVE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services. These companies may include, for example, companies involved with the manufacture and distribution of vehicles, vehicle parts and tires (either original equipment or for the aftermarket) and companies involved in the retail sale of vehicles, parts, or tires. They may also include companies that provide automotive-related services to manufacturers, distributors or consumers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

BANKING PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. These
companies        may include, for example, state chartered banks,
savings and loan institutions, banks that are members of the Federal Reserve System, and U.S. institutions whose deposits are not insured by the federal government. In addition, these companies may offer merchant banking, consumer and commercial finance, discount brokerage, leasing, and insurance.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

BIOTECHNOLOGY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, and manufacture of various biotechnological products, services, and processes. These companies may include, for example, companies involved with applications and developments in such areas as human
health care (e.g., cancer, infectious disease, diagnostics   ,     and
therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, enhanced mineral recovery). They may also include companies that manufacture biotechnological and biomedical products, including devices and instruments; companies that provide biotechnological processes or services; companies that provide scientific and technological advances in biotechnology; and companies involved with new or experimental technologies such as genetic
engineering, hybridoma   ,     and recombinant DNA techniques and
monoclonal antibodies.

FMR may also invest the fund's assets in securities of companies that distribute biotechnological and biomedical products, including devices and instruments, and companies that benefit significantly from scientific and technological advances in biotechnology.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing business-related services to companies and other organizations. These companies may include those that provide, for example, data processing, consulting, outsourcing, temporary employment, market research or database services, printing, advertising, computer programming, credit reporting, claims collection, mailing and photocopying, typically on a contractual or fee basis.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

CHEMICALS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries. These companies may include, for example, companies involved with products such as basic and intermediate organic and inorganic chemicals, plastics, synthetic fibers, fertilizers, industrial gases, flavorings, fragrances, biological materials, catalysts, carriers, additives, and process aids. They may also include companies providing design, engineering, construction, and consulting services to companies engaged in chemical processing.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

COMPUTERS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, design, development,
manufacture   ,     or distribution of products, processes   ,     or
services that relate to currently available or experimental hardware technology within the computer industry. These companies may include, for example, companies that provide products or services such as mainframes, minicomputers, microcomputers, peripherals, computer and office equipment wholesalers, software retailers, data or information processing, office or factory automation, robotics, artificial intelligence, computer-aided design, medical technology, engineering
and manufacturing, data communications   ,     and software.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

CONSTRUCTION AND HOUSING PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design and construction of
residential, commercial, industrial   ,     and public works
facilities, as well as companies engaged in the manufacture, supply,
distribution   ,     or sale of products or services to these
construction industries. These companies may include, for example, companies that produce basic building materials such as cement, aggregates, gypsum, timber, and wall and floor coverings; companies that supply home furnishings; and companies that provide engineering or contracting services. They may also include companies involved in real estate development and construction financing such as homebuilders, architectural and design firms, and property managers, and companies involved in the home improvement and maintenance industry, including building material retailers and distributors, household service firms, and those companies that supply such companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

CONSUMER INDUSTRIES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture and distribution of goods to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; and companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies,
music, gaming,    and     sports). They may also include companies
that provide consumer services such as lodging, child care, convenience stores, and car rentals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its
objective   .

       CYCLICAL INDUSTRIES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment,
products   ,     or services related to cyclical industries. These
companies may include, for example, companies in the the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DEFENSE AND AEROSPACE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities
of companies principally engaged in the research, manufacture   ,
    or sale of products or services related to the defense or aerospace industries. These companies may include, for example, companies that provide the following products or services: air transport; defense electronics; aircraft or spacecraft production;
missile design;    satellite design    ; data processing or
computer-related services; communications systems; research; development and manufacture of military weapons and transportation;
general aviation equipment, missiles,    satellites    , space launch
vehicles, and spacecraft; units for guidance, propulsion, and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation, and maintenance of flight vehicles.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DEVELOPING COMMUNICATIONS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities
of companies principally engaged in the development, manufacture   ,
    or sale of emerging communications services or equipment. Emerging communications are those which derive from new technologies or new applications of existing technologies. These companies may include, for example, companies involved in cellular communications, software development, video conferencing, data processing, paging, personal communications networks, special mobile radio, facsimile, fiber optic transmission, voicemail, microwave, satellite, local and wide area networking, and other transmission electronics. FMR places less emphasis on traditional communications companies such as traditional telephone utilities and large long distance carriers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ELECTRONICS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit
boards   ,     and other components); equipment vendors to electronic
component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, medical electronics, consumer electronics, advanced design and manufacturing technologies (e.g., computer-aided design and computer-aided manufacturing, computer-aided engineering, and robotics), and lasers and electro-optics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ENERGY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the energy field, including the
conventional areas of oil, gas, electricity   ,     and coal, and
newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies that
produce, generate, refine, control, transmit, market, distribute   ,
    or measure energy or energy fuels such as petro-chemicals; companies involved in providing products and services to companies in the energy field; companies involved in energy research or experimentation; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ENERGY SERVICE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the
conventional areas of oil, gas, electricity   ,     and coal, and
newer sources of energy such as nuclear, geothermal, oil shale, and solar power. These companies may include, for example, companies providing services and equipment for drilling processes such as offshore and onshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering,
data   ,     and technology; companies that provide geological and
geophysical services; companies involved in energy transport;
companies involved in geothermal, electric   ,     or nuclear plant
design or construction; and companies with a variety of products or services including oil tool rental, underwater well services, helicopter services, energy-related capital equipment, and mining-related equipment or services. They may also include companies that provide products and services to these companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

ENVIRONMENTAL SERVICES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development,
manufacture   ,     or distribution of products, processes, or
services related to waste management or pollution control. These companies may include, for example, companies involved in the
transportation, treatment, and disposal of        hazardous    or
other wastes; transforming waste into energy; recycling; and
participating in remedial projects,     including groundwater and
underground storage tank decontamination, asbestos cleanup   ,     and
emergency cleanup response   . They may also include companies
involved in     the detection, analysis, evaluation, and treatment of
both existing and potential environmental problems    such as
contaminated water, air pollution, and acid rain; companies that
provide sanitation or filtration equipment or services;    companies
involved in the reduction of hazardous emissions or other pollution
reduction or prevention efforts; and     companies that provide
design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FINANCIAL SERVICES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80%        of the fund's assets in
securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

FOOD AND AGRICULTURE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies. These companies may include, for example, companies that sell products and services such as meat and poultry processing and wholesale and retail distribution and warehousing of food and food-related products, including restaurants and grocery stores; companies that manufacture and distribute products including soft drinks, packaged food products (such as cereals, pet foods, and frozen foods), health food and
dietary products, wood products, tobacco, fertilizer   ,     and
agricultural machinery; and companies engaged in the development of new technologies to provide, for example, improved hybrid seeds, new
and safer food storage   ,     and new enzyme technologies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

GOLD PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals. FMR invests the fund's assets primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins. Gold-related activities may include
exploration, mining, processing, or dealing in gold   ,     or the
manufacture or distribution of gold products such as jewelry   ,
    watches, and gold foil and leaf. FMR treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins.

FMR may also invest the fund's assets in other precious metals in the form of bullion, coins, securities indexed to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

HEALTH CARE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic,
biochemical   ,     or other health care research and development;
companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health
care-related products or services   ,     such as medical, dental   ,
    and optical products, hardware   ,     or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

HOME FINANCE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in investing in real estate, usually through mortgages and other consumer-related loans. These companies may include, for example, mortgage banking companies, real estate investment trusts, government-sponsored enterprises, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, and other depository institutions.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INDUSTRIAL EQUIPMENT PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers, and subcontractors. These companies may include, for example, companies that provide service establishment, railroad, textile, farming, mining, oilfield, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks,
construction, transportation   ,     or machine tools; companies that
manufacture products or service equipment for the food, clothing   ,
    or sporting goods industries; cable equipment companies; and office automation companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INDUSTRIAL MATERIALS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. These materials and goods may include,
for example, chemicals, metals, textiles, wood products, cement   ,
    and gypsum. These companies may include, for example, mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

INSURANCE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance. These companies may include, for example, companies that provide a specific type of insurance, such as life or health insurance, those that offer a variety of insurance products, and those that provide insurance services such as insurance brokers,
reciprocals   ,     and claims processors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

LEISURE PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries. These companies may include, for example, companies that provide goods or services including: television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; sports arenas and gaming casinos; toys and games, including video and other electronic games; amusement and theme parks; travel and travel-related services; hotels and motels; leisure apparel or footwear; fast food, beverages, restaurants, and tobacco products.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

MEDICAL DELIVERY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. These companies may include, for example, companies that operate acute care, psychiatric, teaching, or specialized treatment hospitals; companies that provide outpatient surgical, outpatient rehabilitation, or other
specialized care;    companies that provide     ho   me health care;
companies that provide drug and alcohol a    buse treatment;
   companies that provide     dental care; companies that operate
comprehensive health maintenance organizations or health insurance
organizations;    companies that operate     nursing homes for the
elderly and disabled; companies that    facilitate the development,
testing, or regulatory approval of drugs; companies that supply or distribute medical equipment or drugs; companies that provide health care information services, including companies that provide hardware,
software, or research services;     and companies that provide related
services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in research, development, manufacture, distribution, supply , or sale of medical equipment and devices and related technologies. These companies may include, for example, companies involved in the design and manufacture of medical equipment and devices, drug delivery technologies, hospital equipment and supplies, medical instrumentation , and medical diagnostics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

MULTIMEDIA PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. These companies may include, for example, advertising
companies; companies that own, operate   ,     or broadcast free or
pay television, radio   ,     or cable stations; theaters; film
studios; publishers or sellers of newspapers, magazines, books   ,
    or video products; printing, cable television and video companies and equipment providers; pay-per-view television companies; companies involved in emerging technologies for the broadcast and media industries; cellular communications companies; companies involved in
the development, syndication   ,     and transmission of television,
movie programming, advertising   ,     and cellular communications;
companies that distribute data-based information; and other companies involved in the ownership, operation, or development of media products or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

NATURAL GAS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors. These companies may include, for example, companies involved in the production, refinement, transmission, distribution, marketing, control, or measurement of natural gas; companies involved in exploration of potential natural gas sources; companies involved in natural gas research or experimentation; companies working toward the solution of energy problems, such as energy conservation or pollution control through the use of natural gas; companies working toward technological advances in the natural gas field; and other companies providing equipment or services to the field.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

NATURAL RESOURCES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals. FMR invests the fund's assets primarily in companies that own or develop natural resources, or supply goods and services to such companies.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

PAPER AND FOREST PRODUCTS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry. These companies may include, for example, paper production and office product companies, printers, and publishers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its
objective   .

       RETAILING PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers. These companies may include, for example, general merchandise retailers; drug and department stores; suppliers of goods and services for homes and yards; specialty retailers selling a single category of merchandise
such as food, apparel, jewelry, toys, electronics, computers   ,
    or home improvement products; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video-based electronic systems.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

SOFTWARE AND COMPUTER SERVICES PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities
of companies principally engaged in research, design, production   ,
    or distribution of products or processes that relate to software or information-based services. These companies may include, for example, companies that design products such as systems-level software (to run the basic functions of a computer) or applications software (for one type of work) for general use or use by certain industries or groups; companies that provide communications software; and companies that provide time-sharing services, computer consulting or facilities management services, and data communications services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

TECHNOLOGY PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities
of companies principally engaged in offering, using   ,     or
developing products, processes   ,     or services that will provide
or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that
develop, produce   ,     or distribute products or services in the
computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

TELECOMMUNICATIONS PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, or sale of communications services or communications equipment. These companies may include, for example, companies that provide traditional local and long-distance telephone service or equipment; companies that
provide cellular, paging,    and     local and wide area product
networks or equipment; companies that provide satellite, microwave, and cable television or equipment; and companies involved in new technologies such as fiber optics, semiconductors, and data transmission.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

TRANSPORTATION PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment. These companies may include, for example, companies involved in the movement of freight or
people such as airline, railroad, ship, truck   ,     and bus
companies; equipment manufacturers (including makers of trucks,
automobiles, planes, containers, railcars   ,     or other modes of
transportation and related products); parts suppliers; companies that provide leasing and maintenance for automobiles, trucks, containers,
railcars   ,     and planes; and companies that sell fuel-saving
devices to the transportation industry and those that sell insurance and software developed primarily for transportation companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

UTILITIES GROWTH PORTFOLIO

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. These companies may include, for example,
companies that manufacture, produce, generate, transmit   ,     or
sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite,
microwave   ,     and the provision of other communication facilities
for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth
potential, earnings estimates   ,     and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

EQUITY SECURITIES represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities
include common stocks, preferred stocks, convertible securities   ,
    and warrants.

PRINCIPAL INVESTMENT RISKS

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates
and in response to other economic, political   ,     or financial
developments. A fund's reaction to these events will be affected by
the types of        securities in which the fund invests, the
financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of industries, each fund's performance is expected to be closely tied to economic and market conditions within that industry or group of industries and to be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the
assets of each fund (except    Banking    , Financial Services   ,
    and Home Finance) in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors    can     significantly affect a fund's
performance:

STOCK MARKET VOLATILITY. The value of equity securities fluctuates in
response to issuer, political, market   ,     and economic
developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react
differently    from     small cap stocks, and "growth" stocks can
react differently    from     "value" stocks. Issuer, political   ,
    or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations
can involve additional risks relating to political, economic   ,
    or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes;
trading, settlement, custodial   ,     and other operational risks;
and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign
markets can perform differently    from     the U.S. market.

INDUSTRY CONCENTRATION. Market conditions, interest rates, and
economic, regulatory   ,     or financial developments could
significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The AIR TRANSPORTATION industry can be significantly affected by competition within the industry, domestic and foreign economies,
government regulation,    labor relations    , and the price of fuel.
Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

The AUTOMOTIVE industry can be highly cyclical   ,     and companies
in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially
strong companies, many others are small and    can     be
non-diversified in both product line and customer base.

Th   e     BANKINg industry can be significantly affected by    the
recent adoption of     legislation    that has reduced     the
separation between commercial and investment banking businesses and
change   d     the laws governing capitalization and the savings and
loan industry. While providing diversification,    this new
legislation     could expose banks to well-established competitors,
particularly as the historical distinctions between        banks and
other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking
powers, which has already reduced the numb   er     of publicly traded
banks. In addition, general economic conditions are important to
    banks    that     face exposure to credit losses and    can be
significantly affected by changes in interest rates.

The BIOTECHNOLOGY industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies
   can     have persistent losses during a new product's transition
from development to production, and revenue patterns    can     be
erratic.

The BROKERAGE AND INVESTMENT MANAGEMENT industry can be significantly affected by changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry. The performance of companies in this industry can be closely tied to the stock and bond
markets and can suffer during market declines. Revenues    can
    depend on overall market activity.

The BUSINESS SERVICES AND OUTSOURCING industry is        subject to
continued demand for such services as companies and other
organizations seek alternative, co   st-    effective means to meet
their economic goals. The industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees.

The CHEMICAL industry can be significantly affected by intense
competition, product obsolescence,    raw materials prices,     and
government regulation. As regulations are developed and enforced,
chemical companies    could     be required to alter or cease
production of a product, to pay fines, to pay for cleaning up a disposal site, or to agree to restrictions on their operations. In addition, some of the materials and processes used by these companies
involve hazardous components. There can    be     risks associated
with their production, handling   ,     and disposal.

The COMPUTER industry can be significantly affected by competitive pressures. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, and product obsolescence.

The CONSTRUCTION AND HOUSING industry can be significantly affected by
changes in government spending on housing subsidies, public works   ,
    and transportation facilities such as highways and airports, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, housing starts, and the level of new and existing home sales.

The CONSUMER industries can be significantly affected by the performance of the overall economy, interest rates, competition, and
consumer confidence. Success    can depend     heavily on disposable
household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

The CYCLICAL industries can be significantly affected by general
economic trends, including employment, economic growth   ,     and
interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The DEFENSE AND AEROSPACE industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) government demand for their products and services. Defense spending is currently under pressure from efforts to control the U.S. budget deficit.

The DEVELOPING COMMUNICATIONS industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, and rapid obsolescence.

The ELECTRONICS industry can be significantly affected by rapid
obsolescence, intense competition   ,     and global demand.

The ENERGY industry can be significantly affected by fluctuations in price and supply of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The ENERGY SERVICE industry can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.

The ENVIRONMENTAL SERVICES industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies for both commercial and governmental generators of waste materials as well as specific expenditures designated for remedial cleanup efforts. As regulations
are developed and enforced, companies    could     be required to
alter or cease production of a product or service or to agree to restrictions on their operations. In addition, hazardous materials
involved in environmental services    can     present significant
liability risk.

The FINANCIAL SERVICES industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and
fees they can charge. Profitability    can be     largely dependent on
the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For
   example    , recent business combinations have included insurance,
finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The FOOD AND AGRICULTURE industry can be significantly affected by
demographic and product trends,    competitive pricing    , food fads,
marketing campaigns, and environmental factors. In the United States, the agricultural products industry is subject to regulation by numerous federal and state government agencies.

The GOLD industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metal mining securities can be subject to substantial fluctuations over short periods of time.

The HEALTH CARE industries are subject to government regulation and
   reimbursement rates, as well a    s government approval of products
and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete.
I   n addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent
expirations    .

The HOME FINANCE industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing
activity   ,     and residential delinquency trends. The residential
real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Change continues in the origination, packaging, selling, holding, and insuring of home finance products.

The INDUSTRIAL EQUIPMENT industry can be significantly affected by overall capital spending levels, which are influenced by an individual company's profitability and broader factors such as interest rates and foreign competition. The industrial equipment industry can also be significantly affected by economic cycles, technical obsolescence, labor relations, and government regulations.

The INDUSTRIAL MATERIALS industry can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a
result of over-building or economic downturns, which    has led     to
commodity price declines and unit price reductions. Companies in the industry can also be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The INSURANCE industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of cash reserves, the inability to collect from reinsurance carriers, liability for the coverage of environmental clean-up costs from past years, and as yet unanticipated liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes.

The LEISURE industry can be significantly affected by changing consumer tastes and intense competition. The industry has reacted strongly to technological developments and to the threat of government regulation.

The MEDICAL DELIVERY industry is subject to extensive government
regulation        and can be significantly affected by government
reimbursement for medical expenses. Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. The industry can also be significantly affected by rising costs of medical products and
services,    pricing pressure from     health maintenance
organizations, and an increased emphasis on outpatient services.

The MEDICAL EQUIPMENT AND SYSTEMS industry can be significantly affected by patent considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

The MULTIMEDIA industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation, including regulation of the concentration of investment in AM, FM, or TV stations.

The NATURAL GAS industry is subject to changes in price and supply of both conventional and alternative energy sources. Swift price and
supply fluctuations    can     be caused by events relating to
international politics, energy conservation, the success of energy source exploration projects, and tax and other domestic and foreign government regulations.

The NATURAL RESOURCES industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

The PAPER AND FOREST PRODUCTS industry can be significantly affected by the health of the economy, worldwide production capacity, and
interest rates, which    can     affect product pricing, costs   ,
    and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest
products   .

   T    he RETAIL industry can be significantly affected by consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly
competitive, and a company's success    can be     tied to its ability
to anticipate changing consumer tastes.

The SOFTWARE AND COMPUTER SERVICES industry can be significantly affected by competitive pressures. For example, an increasing number of companies and new product offerings can lead to aggressive pricing and slower selling cycles.

The TECHNOLOGY industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

The TELECOMMUNICATIONS industry, particularly telephone operating companies, is subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

The TRANSPORTATION industry can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. The trend in the United States has been to deregulate the transportation industry, which could have a favorable long-term effect, but future
government decisions    could     adversely affect transportation
companies.

The UTILITIES industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller
issuers can have more limited product lines, markets   ,     or
financial resources.

In response to market, economic, political   ,     or other
conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

THE MONEY MARKET FUND

INVESTMENT OBJECTIVE

MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

FMR invests the fund's assets in U.S. dollar-denominated money market
securities of domestic and foreign issuer   s a    nd repurchase
agreements. FMR also may enter into reverse repurchase agreements for the fund. FMR invests at least 80% of the fund's assets in money market instruments.

FMR will invest more than 25% of the fund's total assets in the financial services industry.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the
quality, maturity   ,     and diversification of the fund's
investments. FMR stresses maintaining a stable $1.00 share price,
liquidity   ,     and income.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

MONEY MARKET SECURITIES are high-quality, short-term securities that
pay a fixed, variable   ,     or floating interest rate. Securities
are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market
securities have demand or put features   ,     which have the effect
of shortening the security's maturit   y. M    oney market securities
include bank certificates of deposit, bank acceptances, bank time
deposits, notes, commercial paper   ,     and U.S. Government
securities.

   A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

PRINCIPAL INVESTMENT RISKS

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

The following factors    can     significantly affect the fund's
performance:

INTEREST RATE CHANGES. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise
when interest rates fall. Securities with longer maturities        can
be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

FOREIGN EXPOSURE. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available
and unfavorable political, economic   ,     or governmental
developments could affect the value of the security.

FINANCIAL SERVICES EXPOSURE. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

ISSUER-SPECIFIC CHANGES. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

FUNDAMENTAL INVESTMENT POLICIES

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

AIR TRANSPORTATION PORTFOLIO invests primarily in companies engaged in
the regional, national   ,     and international movement of
passengers, mail and freight via aircraft   .

AUTOMOTIVE PORTFOLIO invests primarily in companies engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

   BANKING PORTFOLIO invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.

BIOTECHNOLOGY PORTFOLIO invests primarily in companies engaged in the research, development, and manufacture of various biotechnological products, services and processes.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO invests primarily in companies that provide business-related services to companies and other organizations.

CHEMICALS PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.

COMPUTERS PORTFOLIO invests primarily in companies engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.

CONSTRUCTION AND HOUSING PORTFOLIO invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.

CONSUMER INDUSTRIES PORTFOLIO invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

CYCLICAL INDUSTRIES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.

DEFENSE AND AEROSPACE PORTFOLIO invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.

DEVELOPING COMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture or sale of emerging communications services or equipment.

ELECTRONICS PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

ENERGY PORTFOLIO invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

ENERGY SERVICE PORTFOLIO invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

ENVIRONMENTAL SERVICES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or distribution of products, processes or services related to waste management or pollution control.

FINANCIAL SERVICES PORTFOLIO invests primarily in companies that provide financial services to consumers and industry.

FOOD AND AGRICULTURE PORTFOLIO invests primarily in companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.

GOLD PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.

HEALTH CARE PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

HOME FINANCE PORTFOLIO invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans.

INDUSTRIAL EQUIPMENT PORTFOLIO invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers), parts suppliers and subcontractors.

INDUSTRIAL MATERIALS PORTFOLIO invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.

INSURANCE PORTFOLIO invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

LEISURE PORTFOLIO invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries.

MEDICAL DELIVERY PORTFOLIO invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO invests primarily in companies engaged in research, development, manufacture, distribution, supply or sale of medical equipment and devices and related technologies.

MULTIMEDIA PORTFOLIO invests primarily in companies engaged in the development, production, sale and distribution of goods or services used in the broadcast and media industries.

NATURAL GAS PORTFOLIO invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

NATURAL RESOURCES PORTFOLIO invests primarily in companies that own or develop natural resources, or supply goods and services to such companies.

PAPER AND FOREST PRODUCTS PORTFOLIO invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest
products industry   .

       RETAILING PORTFOLIO invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers.

SOFTWARE AND COMPUTER SERVICES PORTFOLIO invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services.

TECHNOLOGY PORTFOLIO invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

TELECOMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

TRANSPORTATION PORTFOLIO invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

UTILITIES GROWTH PORTFOLIO invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity, by investing in a broad range of high quality money market instruments.

EACH STOCK FUND seeks capital appreciation.

With the exception of Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources, each stock fund seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities
convertible into common stocks, and for Gol   d,     in certain
precious metals. For each stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources), FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value. When FMR considers it appropriate for defensive purposes, each stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources) may temporarily invest substantially in investment-grade debt securities.

VALUING SHARES

Each fund is open for business each day the New York Stock Exchange
(NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each stock fund's NAV as of each hour, from 10:00 a.m. to the close of business of the NYSE, normally 4:00 p.m. Eastern time. On days when the NYSE closes early, Fidelity will calculate the last NAV for the stock funds as of the close of the NYSE. In addition, Fidelity will not calculate a stock fund's NAV if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Fidelity normally calculates the money market fund's NAV as of the close of the NYSE, normally 4:00 p.m. Eastern time. However, the money market fund's NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Each fund's assets are valued as of these times for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each stock fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

SHAREHOLDER INFORMATION


BUYING AND SELLING SHARES

GENERAL INFORMATION

Fidelity Investments(registered trademark) was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage
Services, Inc. (FBSI). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product and service information, please use the following
   w    eb site and phone numbers:

(small solid bullet) For information over the Internet, visit
Fidelity's    w    eb site at www.fidelity.com.

(small solid bullet) For accessing account information automatically
by phone, use    Fidelity Automated Service Telephone (FASTSM)    ,
1-800-544-5555.

(small solid bullet) For exchanges   ,     redemptions   , and account
assistance, 1-800-544-6666.

(small solid bullet) For mutual fund and    brokerage information,
1-800-544-6666.

(small solid bullet)    For retirement information,
1-800-544-4774.

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following addresses:

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-   5587

You may buy or sell shares of the funds through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying,
selling   ,     and exchanging shares of a fund and the account
features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

The different ways to set up (register) your account with Fidelity are listed in the following table.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS

RETIREMENT
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
(solid bullet) TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
(solid bullet) ROTH IRAS
(solid bullet) ROLLOVER IRAS
(solid bullet) 401(K) PLANS AND CERTAIN OTHER 401(A)-QUALIFIED PLANS (solid bullet) KEOGH PLANS
(solid bullet) SIMPLE IRAS
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS)
(solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS)
(solid bullet) 403(B) CUSTODIAL ACCOUNTS
(solid bullet) DEFERRED COMPENSATION PLANS (457 PLANS)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS

TRUST
FOR MONEY BEING INVESTED BY A TRUST

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS OR
OTHER GROUPS

BUYING SHARES

The price to buy one share of each fund is the fund's offering price or the fund's NAV, depending on whether you pay a sales charge.

If you pay a sales charge, your price will be the fund's offering price. When you buy shares of a fund at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund. If you qualify for a sales charge waiver, your price will be the fund's NAV.

The offering price of each fund is its NAV divided by the difference between one and the applicable sales charge percentage. The maximum sales charge is 3.00% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your investment is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Fidelity reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

(small solid bullet) If you do not specify a particular stock fund, your investment will be made in the money market fund until Fidelity receives instructions in proper form from you.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

MINIMUMS

TO OPEN AN ACCOUNT                        $2,500

For certain Fidelity retirement accountsA $500

TO ADD TO AN ACCOUNT                      $250

Through regular investment plans          $100

MINIMUM BALANCE                           $2,000

For certain Fidelity retirement accountsA $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH
ACCOUNTS.

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM, a qualified state tuition program, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement
accounts.    In addition, each fund may waive or lower purchase
minimums in other circumstances.


KEY INFORMATION

PHONE 1-800-544-6666         TO OPEN AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Call the phone number at left.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Call the phone number at left.

                             (small solid bullet) Use
                             Fidelity Money
                             Line(registered trademark)
                             to transfer from your bank
                             account.

INTERNET WWW.FIDELITY.COM    TO OPEN AN ACCOUNT
                             (small solid bullet) Complete
                             and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address
                             under "Mail" below.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Exchange
                             from another Fidelity fund.

                             (small solid bullet) Use
                             Fidelity Money Line to
                             transfer from your bank
                             account.

MAIL FIDELITY INVESTMENTS    TO OPEN AN ACCOUNT
P.O. BOX 770001 CINCINNATI,  (small solid bullet) Complete
OH 45277-0002                and sign the application.
                             Make your check payable to
                             the complete name of the
                             fund. Mail to the address at
                             left.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Make
                             your check payable to the
                             complete name of the fund.
                             Indicate your fund account
                             number on your check and
                             mail to the address at left.

                             (small solid bullet) Exchange
                             from another Fidelity fund.
                             Send a letter of instruction
                             to the address at left,
                             including your name, the
                             funds' names, the fund
                             account numbers, and the
                             dollar amount or number of
                             shares to be exchanged.

IN PERSON                    TO OPEN AN ACCOUNT
                             (small solid bullet) Bring
                             your application and check
                             to a Fidelity Investor
                             Center. Call 1-800-544-9797
                             for the center nearest you.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Bring
                             your check to a Fidelity
                             Investor Center. Call
                             1-800-544-9797 for the
                             center nearest you.

WIRE                         TO OPEN AN ACCOUNT
                             (small solid bullet) Call
                             1-800-544-6666 to set up
                             your account and to arrange
                             a wire transaction.

                             (small solid bullet) Wire
                             within 24 hours to: Bankers
                             Trust Company, Bank Routing
                             # 021001033, Account #
                             00163053.

                             (small solid bullet) Specify
                             the complete name of the
                             fund and include your new
                             fund account number and your
                             name.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Wire to:
                             Bankers Trust Company, Bank
                             Routing # 021001033, Account
                             # 00163053.

                             (small solid bullet) Specify
                             the complete name of the
                             fund and include your fund
                             account number and your name.

AUTOMATICALLY                TO OPEN AN ACCOUNT
                             (small solid bullet) Not
                             available.

                             TO ADD TO AN ACCOUNT
                             (small solid bullet) Use
                             Fidelity Automatic Account
                             Builder(registered
                             trademark) or Direct Deposit.

                             (small solid bullet) Direct
                             Deposit is not available for
                             Select stock funds.

                             (small solid bullet) Use
                             Fidelity Automatic Exchange
                             Service to exchange from a
                             Fidelity money market fund.



SELLING SHARES

The price to sell one share of the money market fund is the fund's NAV. The price to sell one share of each stock fund is the fund's NAV minus the applicable redemption fee (trading fee).

Each stock fund will deduct a trading fee of $7.50 or 0.75%, depending on how long you held your shares, from the redemption amount when you sell your shares. For stock fund shares held 29 days or less, the trading fee is equal to 0.75% of the redemption amount. For stock fund shares held 30 days or more, the trading fee is equal to the lesser of $7.50 or 0.75% of the redemption amount. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining the trading fee. The trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the applicable trading fee.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to sell more than $100,000 worth of shares;

(small solid bullet) Your account registration has changed within the
last    15 or     30 days   , depending on your account    ;

(small solid bullet) The check is being mailed to a different address than the one on your account (record address);

(small solid bullet) The check is being made payable to someone other than the account owner; or

(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

(small solid bullet) If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.

(small solid bullet) Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.

(small solid bullet) Redemption proceeds may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) Redemption proceeds may be paid in securities or
other    property     rather than in cash if    FMR     determines it
is in the best interests of a fund.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

(small solid bullet) Unless otherwise instructed, Fidelity will send a check to the record address.


KEY INFORMATION

PHONE 1-800-544-6666        (small solid bullet) Call the
                            phone number at left to
                            initiate a wire transaction
                            or to request a check for
                            your redemption.

                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.

                            (small solid bullet) Exchange
                            to another Fidelity fund.
                            Call the phone number at left.

INTERNET WWW.FIDELITY.COM   (small solid bullet) Exchange
                            to another Fidelity fund.

                            (small solid bullet) Use
                            Fidelity Money Line to
                            transfer to your bank account.

MAIL FIDELITY INVESTMENTS   INDIVIDUAL, JOINT TENANT,
P.O. BOX 660602 DALLAS, TX  SOLE PROPRIETORSHIP, UGMA,
75266-0602                  UTMA
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            your name, the fund's name,
                            your fund account number,
                            and the dollar amount or
                            number of shares to be sold.
                            The letter of instruction
                            must be signed by all
                            persons required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT
                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Call
                            1-800-544-6666 to request one.

                            TRUST
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the trust's name, the fund's
                            name, the trust's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION
                            (small solid bullet) Send a
                            letter of instruction to the
                            address at left, including
                            the firm's name, the fund's
                            name, the firm's fund
                            account number, and the
                            dollar amount or number of
                            shares to be sold. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.

                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN
                            (small solid bullet) Call
                            1-800-544-6666 for
                            instructions.

IN PERSON                   INDIVIDUAL, JOINT TENANT,
                            SOLE PROPRIETORSHIP, UGMA,
                            UTMA
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            letter of instruction must
                            be signed by all persons
                            required to sign for
                            transactions, exactly as
                            their names appear on the
                            account.

                            RETIREMENT ACCOUNT
                            (small solid bullet) The
                            account owner should
                            complete a retirement
                            distribution form. Visit a
                            Fidelity Investor Center to
                            request one. Call
                            1-800-544-9797 for the
                            center nearest you.

                            TRUST
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. The
                            trustee must sign the letter
                            of instruction indicating
                            capacity as trustee. If the
                            trustee's name is not in the
                            account registration,
                            provide a copy of the trust
                            document certified within
                            the last 60 days.

                            BUSINESS OR ORGANIZATION
                            (small solid bullet) Bring a
                            letter of instruction to a
                            Fidelity Investor Center.
                            Call 1-800-544-9797 for the
                            center nearest you. At least
                            one person authorized by
                            corporate resolution to act
                            on the account must sign the
                            letter of instruction.

                            (small solid bullet) Include
                            a corporate resolution with
                            corporate seal or a
                            signature guarantee.

                            EXECUTOR, ADMINISTRATOR,
                            CONSERVATOR, GUARDIAN
                            (small solid bullet) Visit a
                            Fidelity Investor Center for
                            instructions. Call
                            1-800-544-9797 for the
                            center nearest you.

AUTOMATICALLY               (small solid bullet) Use
                            Personal Withdrawal Service
                            to set up periodic
                            redemptions from your stock
                            fund account.



EXCHANGING SHARES

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

(small solid bullet) The fund you are exchanging into must be available for sale in your state.

(small solid bullet) You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund, read its prospectus.

(small solid bullet) You may pay a $7.50 fee for each exchange out of the stock funds, unless you place your transaction through Fidelity's automated exchange services.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Although there is no limit on the number of exchanges you may make between the Select funds, the funds may enact limitations in the future. Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Select funds to other Fidelity funds per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

(small solid bullet) Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.

(small solid bullet) The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may
impose        trading fees of up to 3.00% of the amount exchanged.
Check each fund's prospectus for details.

ACCOUNT FEATURES AND POLICIES

FEATURES

The following features are available to buy and sell shares of the funds.

AUTOMATIC INVESTMENT AND WITHDRAWAL PROGRAMS. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.


FIDELITY AUTOMATIC ACCOUNT
BUILDER TO MOVE MONEY FROM
YOUR BANK ACCOUNT TO A
FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Monthly or quarterly    (small solid bullet) To set
                                                       up for a new account,
                                                       complete the appropriate
                                                       section on the fund
                                                       application.

                                                       (small solid bullet) To set
                                                       up for existing accounts,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's web site for an
                                                       application.

                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       investment date.

DIRECT DEPOSIT TO SEND ALL OR
A PORTION OF YOUR PAYCHECK
OR GOVERNMENT CHECK TO A
FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Every pay period        (small solid bullet) Not
                                                       available for Select stock
                                                       funds.

                                                       (small solid bullet) To set
                                                       up for a new account, check
                                                       the appropriate box on the
                                                       fund application.

                                                       (small solid bullet) To set
                                                       up for an existing account,
                                                       call 1-800-544-6666 or visit
                                                       Fidelity's web site for an
                                                       authorization form.

                                                       (small solid bullet) To make
                                                       changes you will need a new
                                                       authorization form. Call
                                                       1-800-544-6666 or visit
                                                       Fidelity's web site to
                                                       obtain one.

FIDELITY AUTOMATIC EXCHANGE
SERVICE TO MOVE MONEY FROM A
FIDELITY MONEY MARKET FUND
TO ANOTHER FIDELITY FUND.

MINIMUM                        FREQUENCY               PROCEDURES
$100                           Monthly, bimonthly,     (small solid bullet) To set
                               quarterly, or annually  up, call 1-800-544-6666
                                                       after both accounts are
                                                       opened.

                                                       (small solid bullet) To make
                                                       changes, call 1-800-544-6666
                                                       at least three business days
                                                       prior to your next scheduled
                                                       exchange date.



PERSONAL WITHDRAWAL SERVICE
TO SET UP PERIODIC
REDEMPTIONS FROM YOUR STOCK
FUND ACCOUNT TO YOU OR TO
YOUR BANK ACCOUNT.

FREQUENCY                    PROCEDURES
Monthly                      (small solid bullet) To set
                             up, call 1-800-544-6666.

                             (small solid bullet) To make
                             changes, call Fidelity at
                             1-800-544-6666 at least
                             three business days prior to
                             your next scheduled
                             withdrawal date.

                             (small solid bullet) Because
                             of each fund's front-end
                             sales charge, you may not
                             want to set up a systematic
                             withdrawal program when you
                             are buying shares on a
                             regular basis.

OTHER FEATURES. The following other features are also available to buy and sell shares of the funds.

WIRE
TO PURCHASE AND SELL SHARES VIA THE FEDERAL RESERVE WIRE SYSTEM.

(small solid bullet) You must sign up for the    w    ire feature
before using it. Complete the appropriate section on the application
when opening your account, or call 1-800-544-   6666     to add the
feature after your account is opened. Call 1-800-544-   6666
    before your first use to verify that this feature is set up on your account.

(small solid bullet) To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

FIDELITY MONEY LINE
TO TRANSFER MONEY BETWEEN YOUR BANK ACCOUNT AND YOUR FUND ACCOUNT.

(small solid bullet) You must sign up for the Money Line feature before using it. Complete the appropriate section on the application
and then call 1-800-544-   6666     or visit Fidelity's    w    eb
site before your first use to verify that this feature is set up on your account.

(small solid bullet) Most transfers are complete within three business days of your call.

(small solid bullet)    Minimum purchase: $100

(small solid bullet) Maximum purchase: $100,000

FIDELITY ON-LINE XPRESS+(registered trademark)
TO MANAGE YOUR INVESTMENTS THROUGH YOUR PC.

CALL 1-800-544-   0240     OR VISIT FIDELITY'S    W    EB SITE FOR
MORE INFORMATION.

(small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) For access to research and analysis tools.

FIDELITY ONLINE TRADING
TO ACCESS AND MANAGE YOUR ACCOUNT OVER THE INTERNET AT FIDELITY'S
   W    EB SITE.

(small solid bullet) For account balances and holdings;

(small solid bullet) To review recent account history;

(small solid bullet) To obtain quotes;

(small solid bullet) For mutual fund and brokerage trading; and

(small solid bullet) To access third-party research on companies, stocks, mutual funds and the market.

   FAST
    TO ACCESS AND MANAGE YOUR ACCOUNT AUTOMATICALLY BY PHONE    USING
TOUCH TONE OR SPEECH RECOGNITION.

CALL 1-800-544-5555.

(small solid bullet) For account balances and holdings;

(small solid bullet) For mutual fund and brokerage trading;

(small solid bullet) To obtain quotes;

(small solid bullet) To review orders and mutual fund activity; and

(small solid bullet) To change your personal identification number
(PIN).

POLICIES

The following policies apply to you as a shareholder.

STATEMENTS AND REPORTS that Fidelity sends to you include the following:

(small solid bullet) Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

(small solid bullet) Monthly or quarterly account statements
(detailing account balances and all transactions completed during the prior month or quarter).

(small solid bullet) Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses.

Electronic copies of most financial reports and prospectuses are
available at Fidelity's    w    eb site. To participate in Fidelity's
electronic delivery program, call Fidelity or visit Fidelity's
   w    eb site for more information.

You may initiate many TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your ACCOUNT BALANCE falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the applicable trading fee for the stock funds, on the day your account is closed.

Fidelity may charge a FEE FOR CERTAIN SERVICES, such as providing historical account documents.

DIVIDENDS AND CAPITAL GAI   N     DISTRIBUTIONS

Each fund earns dividends, interest   ,     and other income from its
investments, and distributes this income (less expenses) to
shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to
shareholders as capital gai   n     distributions.

Each stock fund normally pays dividends and capital gai   n
    distributions in April and December.

Distributions you receive from the money market fund consist primarily of dividends. The money market fund normally declares dividends daily and pays them monthly.

EARNING DIVIDENDS

For the money market fund, shares begin to earn dividends on the first business day following the day of purchase.

For the money market fund, shares earn dividends until, but not including, the next business day following the day of redemption.

When you exchange from a stock fund to the money market fund, you will earn dividends the next business day. When you exchange from the money market fund to a stock fund, you will earn dividends until, but not including, the next business day following the day of redemption.
Exchange proceeds are paid from one Select fund to another    i    n
three business days. As a result, the delay in paying exchange proceeds when exchanging between the money market fund and a stock
fund    c    ould result in a lower or more volatile money market fund
yield.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:

1. REINVESTMENT OPTION. Your dividends and capital gai   n
    distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. (stock funds only) Your capital gai   n
    distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. CASH OPTION. Your dividends and capital gai   n     distributions
will be paid in cash.

4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividends will be automatically invested in shares of another identically
registered Fidelity fund. Your capital gai   n     distributions will
be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

TAX CONSEQUENCES

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of
short-term capital gains are taxable to you as ordinary income   ,
while each     fund's distributions of long-term capital gains are
taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed
income        or capital gains, you will be "buying a dividend" by
paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. For the money market fund, if you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

TAXES ON TRANSACTIONS. Your stock fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund
   generally     is the difference between the cost of your shares and
the price you receive when you sell them.

FUND SERVICES


FUND MANAGEMENT

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of    March 31, 2000    , FMR had approximately $   639.1
billion in discretionary assets under management.

As the manager, FMR is responsible for choosing    each fund's
    investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each stock fund. FMR U.K. was organized in 1986 to provide investment research
and advice to FMR.        FMR U.K.    may     provide
    investment research and advice on issuers based outside the United States and may also provide investment advisory services for each stock fund.

(small solid bullet) Fidelity Management & Research    (    Far
East   )     Inc. (FMR Far East)    s    erves as a sub-adviser for
each stock fund. FMR Far East was organized in 1986 to provide
investment research and advice to FMR.        FMR Far East    may
    provide        investment research and advice on issuers based
outside the United States and may also provide investment advisory services for each stock fund.

(small solid bullet)    Fidelity Investments Japan Limited (FIJ), in
Tokyo, Japan, serves as a sub-adviser for each stock fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for each stock fund.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as sub-adviser for the money market fund. FIMM is primarily responsible for choosing investments for the money market fund.

FIMM is an affiliate of FMR. As of    March 31, 2000    , FIMM had
approximately $   206.8     billion in discretionary assets under
management   .

   Beginning January 1, 2001, FMR Co., Inc. (FMRC) will serve as sub-adviser for each stock fund. FMRC will be primarily responsible for choosing investments for each stock fund. FMRC is a wholly owned subsidiary of FMR.

   Pratima Abichandani is manager of Medical Delivery, which she has managed since February 2000. Since joining Fidelity in 1994, Ms.
Abichandani has worked as an analyst and manager. She received an MBA from Harvard Business School in 1994.

   Praveen Abichandani is manager of Industrial Equipment, which he has managed since January 2000. Mr. Abichandani joined Fidelity as an equity research analyst in 1998.

Ramin Arani is        manager of    Health Care    , which he has
managed since    August 1999    .    He also manages other Fidelity
funds. Mr. Arani joined Fidelity as a research associate in 1992.

   Telis Bertsekas is manager of Software and Computer Services, which he has managed since March 2000. Mr. Bertsekas joined Fidelity in 1997 as an equity research analyst covering the beverage and tobacco industries.

   Steven Calhoun is manager of Retailing, which he has managed since August 1999. Mr. Calhoun joined Fidelity as a research analyst in 1994.

James Catudal is manager of    Financial Services,     which he has
managed    since February 2000. He also manages another Fidelity fund.
Since joining Fidelity in 1997, Mr. Catudal has worked as an analyst
and manager.     Previously, he was an equity analyst with State
Street Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Tim Cohen is manager of Insurance, which he has managed since February
1999. Mr. Cohen    j    oined Fidelity as an analyst in 1996, after
receiving an MBA from The Wharton School at the University of Pennsylvania. Previously, he was a senior associate in the business assurance group at Coopers & Lybrand (now PricewaterhouseCoopers LLP), Boston, from 1991 to 1994.

Jeffrey Feingold is manager of Defense and Aerospace,
Transportation and Air Transportation,     which he has managed since
November 1998   , February 2000 and February 2000, respectively.
    Mr. Feingold joined Fidelity in 1997 and has worked as an equity
analyst following the apparel, textile and footwear industries   .

   Matthew Fruhan is manager of Food and Agriculture, which he has managed since November 1999. Mr. Fruhan joined Fidelity in 1995 and became an equity analyst in 1999 after receiving his MBA from Harvard Business School in 1999.

   Ian Gutterman is manager of Environmental Services, which he has managed since November 1999. Mr. Gutterman joined Fidelity as an equity analyst in 1999 after receiving his MBA from the University of Chicago.

   Brian Hanson is manager of Electronics, which he has managed since February 2000. Since joining Fidelity in 1996, Mr. Hanson has worked as an equity research analyst.

Brian Hogan is manager of Construction and Housing and    Cyclical
Industries,     which he has managed since    April 1999 and February
2000, respectively. He also manages another Fidelity fund.     Since
joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income
analyst, research analyst and manager   .

   R    ajiv Kaul is manager of    Developing Communications    ,
which he has managed since    February 2000    . Since joining
Fidelity in 1996, Mr. Kaul has worked as a research associate and equity analyst. He received a bachelor of arts degree in government from Harvard College in 1995.

   Niel Marotta is manager of Gold and Industrial Materials, both of which he has managed since April 2000. Mr. Marotta joined Fidelity in 1997 as an equity research analyst specializing in Canadian funds.

Yolanda McGettigan is manager of    Biotechnology,     which she has
managed since    February 2000. Since joining Fidelity in 1997, Ms.
McGettigan has worked as an analyst and manager. She received an MBA from the Fuqua School of Business at Duke University in 1997.

Kerry Nelson is manager of Medical Equipment and Systems, which she has managed since April 1998. Since joining Fidelity in 1995, Ms. Nelson has worked as a research associate, analyst and manager. Previously, she was an analyst with Grandview Partners, L.P., in Boston, from 1991 to 1994.

   Douglas Nigen is manager of Automotive, which he has managed since September 1999. Mr. Nigen joined Fidelity as a research analyst in 1997 after receiving his MBA from the University of Chicago.

Scott Offen is manager of    Energy and Natural Resources, both of
    which he has managed since    September 1999    .    He also
manages another Fidelity fund.     Since joining Fidelity in 1985, Mr.
Offen has worked as    a research analyst and portfolio     manager.

Ted Orenstein is manager of Brokerage and Investment Management, which he has managed since January 1999. Mr. Orenstein joined Fidelity as an analyst in May 1998, after receiving a bachelor's degree in business administration from Babson College in 1994 and an MBA from The Wharton School at the University of Pennsylvania in 1998.

   Samuel Peters is manager of Banking, which he has managed since February 2000. Mr. Peters joined Fidelity in 1999 as an equity analyst after receiving his MBA from the University of Chicago.

John Porter is manager of    Consumer Industries    , which he has
managed since    September 1999. He also manages another Fidelity
fund.     Mr. Porter joined Fidelity as an analyst in 1995, after
receiving his MBA from the University of Chicago.

Lawrence Rakers is manager of    Computers and Technology    , which
he has managed since January    2000 and February 2000    ,
respectively. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

   John Roth is manager of Utilities Growth, which he has managed since November 1999. Mr. Roth joined Fidelity as an equity analyst in 1999 after receiving his MBA from MIT Sloan School of Management in 1999.

   P    eter Saperstone is manager of Telecommunications, which he has
managed since October 1998.    He also manages other Fidelity
funds.     Mr. Saperstone joined Fidelity in 1995 and has worked as an analyst and manager.

Adam Segel    is manager of Paper and Forest Products, which he has
managed since March 2000. Mr. Segel joined Fidelity in 1997 as an
equity research analyst    .

Michael Tarlowe is manager of    Leisure and Multimedia, both of which
he has managed since January 2000.     Mr. Tarlowe joined Fidelity
   as an analyst in 1994     after receiving a bachelor of business
administration degree in finance from the University of Michigan.

Victor Thay is manager of    H    ome Finance, which he has managed
since    M    arch 199   9.     Mr. Thay joined Fidelity as a research
associate in 1995, after receiving undergraduate degrees in political science and business administration from the University of California at Berkeley in 1995.

N   icholas Tiller is manager of Energy Service, which he has managed since February 2000. Mr. Tiller joined Fidelity as an equity analyst in 1998 after receiving his MBA from Harvard Business School in
199    8.

Simon Wolf is manager of    Business Services and Outsourcing,
which he has managed since    January 2000    . Mr. Wolf joined
Fidelity    as a research associate in 1996    . Previously, he worked
for Salomon Brothers as an analyst from 1993 to 1996. Mr. Wolf received a bachelor of science degree in economics from the University of Pennsylvania in 1992.

Jonathan Zang is manager of    Chemicals    , which he has managed
since    September 1999    . Mr. Zang joined Fidelity in 1997 as an
equity analyst, after receiving his MBA from the University of Chicago in 1997. Previously, he was an investment officer with Hawaiian Trust Company, in Honolulu, from 1992 to 1995.

   Christian Zann is manager of Natural Gas, which he has managed since August 1999. Mr. Zann joined Fidelity as an equity research associate in 1996.

   From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

   E    ach fund pays a management fee to FM   R. T    he management
fee is calculated and paid to FMR every month. For the stock funds, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

For the money market fund, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve and multiplying the result by the fund's average net assets throughout the month, and then adding an income-based fee. The income-based fee is 6% of the fund's monthly gross income in excess of an annualized 5% yield, but it cannot rise above an annual rate of 0.24% of the fund's average net assets throughout that month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for each stock fund or 0.37% for the money market fund, and it drops as total assets under management increase.

For February    2000    , the group fee rate was    .2755%     for
each stock fund and the group fee rate was    .1260%     for the money
market fund. The individual fund fee rate is 0.30% for each stock fund and 0.03% for the money market fund.

The total management fee   , as a percentage of a fund's average net
assets,     for the fiscal year ended February    29, 2000, for each
fund is shown in the table below.

Fund                          Total  Management Fee


Air Transportation               0.58%

Automotive                       0.57%

Banking                          0.58%

Biotechnology                    0.59%

Brokerage and Investment         0.58%
Management

Business Services and            0.58%
Outsourcing

Chemicals                        0.58%

Computers                        0.58%

Construction and Housing         0.58%

Consumer Industries              0.58%

Cyclical Industries              0.58%

Defense and Aerospace            0.58%

Developing Communications        0.58%

Electronics                      0.58%

Energy                           0.58%

Energy Service                   0.58%

Environmental Services           0.58%

Financial Services               0.58%

Food and Agriculture             0.58%

Gold                             0.58%

Health Care                      0.58%

Home Finance                     0.58%

Industrial Equipment             0.58%

Industrial Materials             0.59%

Insurance                        0.58%

Leisure                          0.58%

Medical Delivery                 0.58%

Medical Equipment and Systems    0.58%

Multimedia                       0.58%

Natural Gas                      0.58%

Natural Resources                0.58%

Paper and Forest Products        0.58%

Retailing                        0.57%

Software and Computer Services   0.58%

Technology                       0.59%

Telecommunications               0.58%

Transportation                   0.58%

Utilities Growth                 0.58%

Money Market                     0.18%


FMR pays FIMM, FMR U.K.        and FMR Far East for providing
sub-advisory     services.    FMR Far East pays FIJ for providing
sub-advisory services.

   FMR will pay FMRC for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement
arrangements, which   , in the case of certain funds,     may be
   discontinued     by FMR at any time, can decrease a fund's expenses
and boost its performance.

As of February    29    ,    2000    , approximately    29.48% and
39.24% of Cyclical Industries' and Natural Resources'     total
outstanding shares   , respectively,     were held by    FMR
    affiliate   s    .

FUND DISTRIBUTION

FDC distributes each fund's shares.

You may pay a sales charge when you buy your shares.

FDC collects the sales charge.

Each    stock     fund's sales charge may be reduced if you buy
directly through Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. Purchases made with assistance or intervention from a financial intermediary are not eligible for a sales charge reduction.

                    SALES CHARGE

RANGES              AS A %  OF OFFERING PRICE  AS AN APPROXIMATE %  OF NET
                                               AMOUNT INVESTED

$0 - 249,999        3.00%                      3.09%

$250,000 - 499,999  2.00%                      2.04%

$500,000 - 999,999  1.00%                      1.01%

$1,000,000 OR MORE  NONE                       NONE

FDC may pay a portion of sales charge proceeds to securities dealers who have sold a fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales activities. The sales charge paid to qualified recipients is 1.50% of a fund's offering price.

The sales charge will also be reduced by the percentage of any sales charge you previously paid on investments in other Fidelity funds or by the percentage of any sales charge you would have paid if the reductions in the table above had not existed. These sales charge credits only apply to purchases made in one of the ways listed below, and only if you continuously owned Fidelity fund shares, maintained a Fidelity brokerage core account, or participated in The CORPORATEplan for Retirement Program.

1. By exchange from another Fidelity fund.

2. With proceeds from a transaction in a Fidelity brokerage core account, including any free credit balance, core money market fund, or margin availability, to the extent such proceeds were derived from redemption proceeds from another Fidelity fund.

3. As a participant in The CORPORATEplan for Retirement Program when shares are bought through plan-qualified loan repayments, and for exchanges into and out of the Managed Income Portfolio.

A fund's sales charge will not apply:

1. If you buy shares as part of an employee benefit plan having more than 200 eligible employees or a minimum of $3 million in plan assets invested in Fidelity mutual funds.

2. To shares in a Fidelity account bought with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account).

3. If you are a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more.

4. If you buy shares for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code).

5. If you are an investor participating in the Fidelity Trust
Portfolios program.

6. To shares bought by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager.

7. To shares bought through Portfolio Advisory Services or Fidelity Charitable Advisory Services.

8. If you are a current or former trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee.

9. If you are a bank trust officer, registered representative, or
other employee of a qualified recipient, as defined on page    .

More detailed information about waivers (1), (2), (5)   , and (9)
is contained in the    s    tatement of    a    dditional
   i    nformation (SAI). A representative of your plan or
organization should call Fidelity for more information.

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To receive sales concessions and waivers, qualified recipients must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations,
other than those contained in this    p    rospectus and in the
related SAI, in connection with the offer contained in this
   p    rospectus. If given or made, such other information or
representations must not be relied upon as having been authorized by
the funds or FDC. This    p    rospectus and the related SAI do not
constitute an offer by the funds or by FDC to sell shares of the funds
   to     or to buy shares of the funds    from     any person to whom
it is unlawful to make such offer.

APPENDIX


FINANCIAL HIGHLIGHTS

The financial highlights table   s are     intended to help you
understand each fund's financial history for the past 5 years    or,
if shorter, the period of the fund's operations    . Certain
information reflects financial results for a single fund share. The
total returns    in the table represent the rate that an investor
would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants,
whose report   s    , along with each fund's financial highlights and
financial statements, are included in    each     fund   's a    nnual
   r    eport. A free copy of    each a    nnual    r    eport is
available upon request.

   AIR TRANSPORTATION


Years ended February 28,         2000 E    1999      1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.76   $ 26.86   $ 17.72    $ 21.11    $ 13.93
period

Income from Investment
Operations

Net investment income (loss) C    (.15)     (.14)     (.19)      (.22)      (.01)

Net realized and unrealized       2.59      1.06      10.59      (3.12)     7.47
gain (loss)

Total from investment             2.44      .92       10.40      (3.34)     7.46
operations

Less Distributions

From net realized gain            (3.88)    (.21)     (1.43)     (.07)      (.46)

In excess of net realized gain    -         -         -          (.20)      -

Total distributions               (3.88)    (.21)     (1.43)     (.27)      (.46)

Redemption fees added to paid     .13       .19       .17        .22        .18
in capital

Net asset value, end of period   $ 26.45   $ 27.76   $ 26.86    $ 17.72    $ 21.11

TOTAL RETURN A, B                 8.50%     4.11%     61.10%     (15.06)%   54.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 24,463  $ 65,949  $ 181,185  $ 35,958   $ 75,359
(000 omitted)

Ratio of expenses to average      1.40%     1.35%     1.93%      1.89%      1.47%
net assets

Ratio of expenses to average      1.35% D   1.27% D   1.87% D    1.80% D    1.41% D
net assets after expense
reductions

Ratio of net investment           (.48)%    (.50)%    (.84)%     (1.10)%    (.07)%
income (loss) to average net
assets

Portfolio turnover rate           252%      260%      294%       469%       504%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   E FOR THE YEAR ENDED FEBRUARY 29

   AUTOMOTIVE


Years ended February 28,         2000 E     1999      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 23.28    $ 27.50   $ 25.38   $ 21.85   $ 19.84
period

Income from Investment
Operations

Net investment income (loss) C    (.12)      .03       .05       .13       .03

Net realized and unrealized       (4.01)     (2.09)    5.21      4.28      1.95
gain (loss)

Total from investment             (4.13)     (2.06)    5.26      4.41      1.98
operations

Less Distributions

From net investment income        -          (.01)     (.08)     (.17)     -

From net realized gain            -          (2.17)    (3.09)    (.75)     -

Total distributions               -          (2.18)    (3.17)    (.92)     -

Redemption fees added to paid     .08        .02       .03       .04       .03
in capital

Net asset value, end of period   $ 19.23    $ 23.28   $ 27.50   $ 25.38   $ 21.85

TOTAL RETURN A, B                 (17.40)%   (8.52)%   22.78%    20.60%    10.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,561   $ 64,541  $ 32,489  $ 86,347  $ 55,753
(000 omitted)

Ratio of expenses to average      1.94%      1.45%     1.60%     1.56%     1.81%
net assets

Ratio of expenses to average      1.91% D    1.41% D   1.56% D   1.52% D   1.80% D
net assets after expense
reductions

Ratio of net investment           (.49)%     .11%      .17%      .54%      .13%
income (loss) to average net
assets

Portfolio turnover rate           29%        96%       153%      175%      61%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   E FOR THE YEAR ENDED FEBRUARY 29

   BANKING


Years ended February 28,         2000 E     1999       1998         1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 41.57    $ 43.18    $ 32.82      $ 24.37    $ 18.01
period

Income from Investment
Operations

Net investment income C           .39        .39        .40          .37        .52

Net realized and unrealized       (7.74)     .91        11.41        9.70       6.78
gain (loss)

Total from investment             (7.35)     1.30       11.81        10.07      7.30
operations

Less Distributions

From net investment income        (.36)      (.28)      (.28)        (.27)      (.25)

From net realized gain            (7.44)     (2.66)     (1.23)       (1.40)     (.72)

Total distributions               (7.80)     (2.94)     (1.51)       (1.67)     (.97)

Redemption fees added to paid     .05        .03        .06          .05        .03
in capital

Net asset value, end of period   $ 26.47    $ 41.57    $ 43.18      $ 32.82    $ 24.37

TOTAL RETURN A , B                (22.07)%   3.10%      36.64%       43.33%     40.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 363,537  $ 925,829  $ 1,338,896  $ 837,952  $ 315,178
(000 omitted)

Ratio of expenses to average      1.23%      1.17%      1.25%        1.46%      1.41%
net assets

Ratio of expenses to average      1.19% D    1.16% D    1.24% D      1.45% D    1.40% D
net assets after expense
reductions

Ratio of net investment           1.00%      .91%       1.07%        1.36%      2.42%
income to average net assets

Portfolio turnover rate           94%        22%        25%          43%        103%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   E FOR THE YEAR ENDED FEBRUARY 29

   BIOTECHNOLOGY


Years ended February 28,         2000 F       1999       1998       1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 41.35      $ 34.52    $ 34.24    $ 36.60    $ 25.30
period

Income from Investment
Operations

Net investment income (loss) C    (.30)        (.26)      (.27)      (.20)      .11

Net realized and unrealized       68.93        9.15       5.20       1.89       11.21
gain (loss)

Total from investment             68.63        8.89       4.93       1.69       11.32
operations

Less Distributions

From net investment income        -            -          -          (.03)      (.07)

From net realized gain            (2.82)       (2.09)     (4.71)     (4.06)     -

Total distributions               (2.82)       (2.09)     (4.71)     (4.09)     (.07)

Redemption fees added to paid     .11          .03        .06        .04        .05
in capital

Net asset value, end of period   $ 107.27     $ 41.35    $ 34.52    $ 34.24    $ 36.60

TOTAL RETURN A, B                 173.22%      27.13%     16.11%     5.85%      44.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,292,350  $ 741,530  $ 579,542  $ 674,902  $ 1,096,864
(000 omitted)

Ratio of expenses to average      1.16%        1.34%      1.49%      1.57%      1.44% D
net assets

Ratio of expenses to average      1.15% E      1.30% E    1.47% E    1.56% E    1.43% E
net assets after expense
reductions

Ratio of net investment           (.51)%       (.75)%     (.81)%     (.59)%     .35%
income (loss) to average net
assets

Portfolio turnover rate           72%          86%        162%       41%        67%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   F FOR THE YEAR ENDED FEBRUARY 29

   BROKERAGE AND INVESTMENT MANAGEMENT


Years ended February 28,         2000 F     1999       1998       1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 41.16    $ 39.78    $ 25.76    $ 18.49    $ 15.51
period

Income from Investment
Operations

Net investment income (loss) C    (.04)      .10        .16        .08        .09

Net realized and unrealized       7.64       1.72       14.46      7.80       4.29
gain (loss)

Total from investment             7.60       1.82       14.62      7.88       4.38
operations

Less Distributions

From net investment income        (.05)      (.01)      (.09)      (.06)      (.04)

From net realized gain            (3.13)     (.52)      (.61)      (.65)      (1.09)

In excess of net realized gain    -          -          -          -          (.35)

Total distributions               (3.18)     (.53)      (.70)      (.71)      (1.48)

Redemption fees added to paid     .11        .09        .10        .10        .08
in capital

Net asset value, end of period   $ 45.69    $ 41.16    $ 39.78    $ 25.76    $ 18.49

TOTAL RETURN A, B                 19.14%     4.76%      57.56%     44.27%     29.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 423,572  $ 482,525  $ 676,067  $ 458,787  $ 38,382
(000 omitted)

Ratio of expenses to average      1.29%      1.26%      1.33%      1.94%      1.64% D
net assets

Ratio of expenses to average      1.28% E    1.24% E    1.29% E    1.93% E    1.61% E
net assets after expense
reductions

Ratio of net investment           (.09)%     .26%       .49%       .37%       .50%
income (loss) to average net
assets

Portfolio turnover rate           47%        59%        100%       16%        166%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   F FOR THE YEAR ENDED FEBRUARY 29

   BUSINESS SERVICES AND OUTSOURCING

Years ended February 28,         2000 I    1999      1998 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.57   $ 10.89   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.05) E   (.11)     -

Net realized and unrealized       1.69      2.92      .89
gain (loss)

Total from investment             1.64      2.81      .89
operations

Less Distributions

From net realized gain            (1.23)    (.16)     -

Redemption fees added to paid     .02       .03       -
in capital

Net asset value, end of period   $ 14.00   $ 13.57   $ 10.89

TOTAL RETURN B, C                 12.15%    26.23%    8.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 52,278  $ 64,123  $ 15,915
(000 omitted)

Ratio of expenses to average      1.50%     1.66%     2.50% A, G
net assets

Ratio of expenses to average      1.48% H   1.64% H   2.50% A
net assets after expense
reductions

Ratio of net investment           (.37)%    (.91)%    (.49)% A
income (loss) to average net
assets

Portfolio turnover rate           54%       115%      36% A


   A ANNUALIZED
   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.05 PER SHARE.
   F FOR THE PERIOD FEBRUARY 4, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998.
   G FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   I FOR THE YEAR ENDED FEBRUARY 29

   CHEMICALS


Years ended February 28,         2000 E    1999       1998      1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 31.10   $ 45.90    $ 42.53   $ 39.53    $ 33.91
period

Income from Investment
Operations

Net investment income (loss) C    .15       .17        (.02)     .28        .01

Net realized and unrealized       3.22      (10.77)    7.88      5.49       8.89
gain (loss)

Total from investment             3.37      (10.60)    7.86      5.77       8.90
operations

Less Distributions

From net investment income        (.09)     (.05)      -         (.12)      (.08)

From net realized gain            (.73)     (3.52)     (4.54)    (2.74)     (3.22)

In excess of net realized gain    -         (.68)      -         -          -

Total distributions               (.82)     (4.25)     (4.54)    (2.86)     (3.30)

Redemption fees added to paid     .14       .05        .05       .09        .02
in capital

Net asset value, end of period   $ 33.79   $ 31.10    $ 45.90   $ 42.53    $ 39.53

TOTAL RETURN A, B                 11.10%    (23.66)%   19.47%    15.06%     27.48%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 26,307  $ 31,862   $ 69,349  $ 111,409  $ 89,230
(000 omitted)

Ratio of expenses to average      1.64%     1.58%      1.68%     1.83%      1.99%
net assets

Ratio of expenses to average      1.63% D   1.51% D    1.67% D   1.81% D    1.97% D
net assets after expense
reductions

Ratio of net investment           .40%      .44%       (.05)%    .67%       .04%
income (loss) to average net
assets

Portfolio turnover rate           132%      141%       31%       207%       87%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29

   COMPUTERS


Years ended February 28,         2000 E       1999         1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 68.37      $ 41.08      $ 48.25    $ 41.03    $ 30.67
period

Income from Investment
Operations

Net investment income (loss) C    (.41)        (.29)        (.32)      (.36)      (.23)

Net realized and unrealized       74.86        27.39        6.42       9.94       16.10
gain (loss)

Total from investment             74.45        27.10        6.10       9.58       15.87
operations

Less Distributions

From net realized gain            (14.92)      -            (10.64)    (2.47)     (5.61)

In excess of net realized gain    -            -            (2.75)     -          -

Total distributions               (14.92)      -            (13.39)    (2.47)     (5.61)

Redemption fees added to paid     .05          .19          .12        .11        .10
in capital

Net asset value, end of period   $ 127.95     $ 68.37      $ 41.08    $ 48.25    $ 41.03

TOTAL RETURN A, B                 119.58%      66.43%       20.33%     23.97%     52.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,824,215  $ 1,831,435  $ 785,465  $ 604,286  $ 527,337
(000 omitted)

Ratio of expenses to average      1.07%        1.25%        1.40%      1.48%      1.40%
net assets

Ratio of expenses to average      1.05% D      1.23% D      1.34% D    1.44% D    1.38% D
net assets after expense
reductions

Ratio of net investment           (.47)%       (.54)%       (.67)%     (.83)%     (.56)%
income (loss) to average net
assets

Portfolio turnover rate           129%         133%         333%       255%       129%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29

   CONSTRUCTION AND HOUSING


Years ended February 28,         2000 F     1999      1998      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.02    $ 25.63   $ 22.00   $ 19.56   $ 16.79
period

Income from Investment
Operations

Net investment income (loss) C    (.13)      (.06)     (.25)     .06       .07

Net realized and unrealized       (4.11)     (.53)     7.67      3.38      3.55
gain (loss)

Total from investment             (4.24)     (.59)     7.42      3.44      3.62
operations

Less Distributions

From net investment income        -          -         (.02)     (.02)     (.07)

From net realized gain            (3.42)     (.06)     (3.87)    (1.03)    (.81)

Total distributions               (3.42)     (.06)     (3.89)    (1.05)    (.88)

Redemption fees added to paid     .08        .04       .10       .05       .03
in capital

Net asset value, end of period   $ 17.44    $ 25.02   $ 25.63   $ 22.00   $ 19.56

TOTAL RETURN A, B                 (18.28)%   (2.16)%   40.04%    18.64%    21.77%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,925    $ 51,652  $ 57,484  $ 30,581  $ 42,668
(000 omitted)

Ratio of expenses to average      2.42%      1.43%     2.50% D   1.41%     1.43%
net assets

Ratio of expenses to average      2.34% E    1.37% E   2.43% E   1.35% E   1.40% E
net assets after expense
reductions

Ratio of net investment           (.53)%     (.23)%    (1.10)%   .27%      .39%
income (loss) to average net
assets

Portfolio turnover rate           34%        226%      404%      270%      139%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   F FOR THE YEAR ENDED FEBRUARY 29

   CONSUMER INDUSTRIES


Years ended February 28,         2000 G    1999      1998      1997      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 31.81   $ 27.31   $ 20.66   $ 17.84   $ 13.91
period

Income from Investment
Operations

Net investment income (loss) C    .02 D     (.04)     (.22)     (.22)     .08

Net realized and unrealized       (1.29)    5.41      8.34      2.93      3.97
gain (loss)

Total from investment             (1.27)    5.37      8.12      2.71      4.05
operations

Less Distributions

From net investment income        (.02)     -         -         -         (.02)

From net realized gain            (2.08)    (.90)     (1.52)    -         (.01)

In excess of net realized gain    -         -         -         -         (.20)

Total distributions               (2.10)    (.90)     (1.52)    -         (.23)

Redemption fees added to paid     .02       .03       .05       .11       .11
in capital

Net asset value, end of period   $ 28.46   $ 31.81   $ 27.31   $ 20.66   $ 17.84

TOTAL RETURN A, B                 (4.55)%   20.18%    40.36%    15.81%    30.01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 63,331  $ 82,244  $ 72,152  $ 18,392  $ 22,362
(000 omitted)

Ratio of expenses to average      1.27%     1.34%     2.01%     2.49%     1.53% F
net assets

Ratio of expenses to average      1.25% E   1.32% E   1.97% E   2.44% E   1.48% E
net assets after expense
reductions

Ratio of net investment           .06%      (.15)%    (.90)%    (1.13)%   .46%
income (loss) to average net
assets

Portfolio turnover rate           96%       150%      199%      340%      601%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM UNILEVER NV (NY SHARES) WHICH AMOUNTED TO $.04 PER SHARE.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   F DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE
FUND'S EXPENSES OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   G FOR THE YEAR ENDED FEBRUARY 29

   CYCLICAL INDUSTRIES

Years ended February 28,         2000 H    1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.39   $ 12.07   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.13)     (.13)     (.11)

Net realized and unrealized       .21       (.49)     2.59
gain (loss)

Total from investment             .08       (.62)     2.48
operations

Less Distributions

From net realized gain            -         (.09)     (.46)

Redemption fees added to paid     .08       .03       .05
in capital

Net asset value, end of period   $ 11.55   $ 11.39   $ 12.07

TOTAL RETURN B, C                 1.40%     (4.96)%   25.77%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,112   $ 3,087   $ 3,965
(000 omitted)

Ratio of expenses to average      2.50% F   2.50% F   2.50% A, F
net assets

Ratio of expenses to average      2.49% G   2.49% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (1.00)%   (1.09)%   (.93)% A
income (loss) to average net
assets

Portfolio turnover rate           211%      103%      140% A


   A ANNUALIZED
   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998.
   F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   H  FOR THE YEAR ENDED FEBRUARY 29

   DEFENSE AND AEROSPACE


Years ended February 28,         2000 F    1999      1998       1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 33.85   $ 37.57   $ 28.94    $ 26.97   $ 19.64
period

Income from Investment
Operations

Net investment income (loss) C    (.15)     (.19)     (.29)      (.11)     (.05)

Net realized and unrealized       1.14      (3.61)    11.84      4.18      9.09
gain (loss)

Total from investment             .99       (3.80)    11.55      4.07      9.04
operations

Less Distributions

From net realized gain            (.59)     -         (3.04)     (2.17)    (1.82)

Redemption fees added to paid     .11       .08       .12        .07       .11
in capital

Net asset value, end of period   $ 34.36   $ 33.85   $ 37.57    $ 28.94   $ 26.97

TOTAL RETURN A, B                 3.24%     (9.90)%   42.68%     15.87%    47.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 21,406  $ 28,497  $ 101,805  $ 68,803  $ 26,648
(000 omitted)

Ratio of expenses to average      1.61%     1.48%     1.77%      1.84%     1.77% D
net assets

Ratio of expenses to average      1.59% E   1.42% E   1.71% E    1.81% E   1.75% E
net assets after expense
reductions

Ratio of net investment           (.42)%    (.53)%    (.85)%     (.39)%    (.20)%
income (loss) to average net
assets

Portfolio turnover rate           146%      221%      311%       219%      267%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   F FOR THE YEAR ENDED FEBRUARY 29

   DEVELOPING COMMUNICATIONS


Years ended February 28,         2000 E       1999       1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 32.72      $ 20.14    $ 19.68    $ 19.42    $ 20.40
period

Income from Investment
Operations

Net investment income (loss) C    (.22)        (.16)      (.18)      (.18)      (.17)

Net realized and unrealized       52.31        12.72      4.95       .42        4.17
gain (loss)

Total from investment             52.09        12.56      4.77       .24        4.00
operations

Less Distributions

From net realized gain            (3.07)       (.07)      (4.35)     -          (5.00)

Redemption fees added to paid     .07          .09        .04        .02        .02
in capital

Net asset value, end of period   $ 81.81      $ 32.72    $ 20.14    $ 19.68    $ 19.42

TOTAL RETURN A, B                 166.12%      63.01%     28.17%     1.34%      21.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,452,727  $ 612,061  $ 238,356  $ 220,360  $ 333,185
(000 omitted)

Ratio of expenses to average      1.11%        1.38%      1.61%      1.64%      1.53%
net assets

Ratio of expenses to average      1.11%        1.34% D    1.55% D    1.62% D    1.51% D
net assets after expense
reductions

Ratio of net investment           (.47)%       (.64)%     (.82)%     (.86)%     (.78)%
income (loss) to average net
assets

Portfolio turnover rate           112%         299%       383%       202%       249%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   E FOR THE YEAR ENDED FEBRUARY 29

   ELECTRONICS


Years ended February 28,         2000 E       1999         1998         1997         1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 47.34      $ 34.99      $ 37.95      $ 28.18      $ 19.80
period

Income from Investment
Operations

Net investment income (loss) C    (.33)        (.23)        (.17)        (.17)        (.08)

Net realized and unrealized       81.13        12.53        7.32         9.80         13.51
gain (loss)

Total from investment             80.80        12.30        7.15         9.63         13.43
operations

Less Distributions

From net realized gain            (6.62)       -            (7.60)       -            (5.25)

In excess of net realized gain    -            -            (2.60)       -            -

Total distributions               (6.62)       -            (10.20)      -            (5.25)

Redemption fees added to paid     .06          .05          .09          .14          .20
in capital

Net asset value, end of period   $ 121.58     $ 47.34      $ 34.99      $ 37.95      $ 28.18

TOTAL RETURN A, B                 178.06%      35.30%       24.15%       34.67%       72.75%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,960,884  $ 2,885,548  $ 2,668,750  $ 1,744,017  $ 1,133,362
(000 omitted)

Ratio of expenses to average      .99%         1.18%        1.18%        1.33%        1.25%
net assets

Ratio of expenses to average      .98% D       1.15% D      1.12% D      1.29% D      1.22% D
net assets after expense
reductions

Ratio of net investment           (.46)%       (.62)%       (.42)%       (.54)%       (.28)%
income (loss) to average net
assets

Portfolio turnover rate           125%         160%         435%         341%         366%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   E FOR THE YEAR ENDED FEBRUARY 29

   ENERGY


Years ended February 28          2000 E     1999       1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.23    $ 21.20    $ 21.31    $ 18.97    $ 16.10
period

Income from Investment
Operations

Net investment income C           .10        .13        .11        .13        .18

Net realized and unrealized       7.11       (4.71)     3.93       3.59       3.13
gain (loss)

Total from investment             7.21       (4.58)     4.04       3.72       3.31
operations

Less Distributions

From net investment income        (.09)      (.02)      (.09)      (.13)      (.11)

From net realized gain            (.29)      (.40)      (4.09)     (1.31)     (.36)

Total distributions               (.38)      (.42)      (4.18)     (1.44)     (.47)

Redemption fees added to paid     .05        .03        .03        .06        .03
in capital

Net asset value, end of period   $ 23.11    $ 16.23    $ 21.20    $ 21.31    $ 18.97

TOTAL RETURN A, B                 44.89%     (22.00)%   20.40%     20.35%     20.92%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 175,672  $ 120,004  $ 147,023  $ 203,265  $ 119,676
(000 omitted)

Ratio of expenses to average      1.29%      1.46%      1.58%      1.57%      1.63%
net assets

Ratio of expenses to average      1.25% D    1.42% D    1.53% D    1.55% D    1.63%
net assets after expense
reductions

Ratio of net investment           .45%       .68%       .47%       .62%       1.04%
income to average net assets

Portfolio turnover rate           124%       138%       115%       87%        97%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29

   ENERGY SERVICE


Years ended February 28,         2000 F     1999       1998       1997       1996 f

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.09    $ 28.02    $ 20.46    $ 16.09    $ 11.97
period

Income from Investment
Operations

Net investment income (loss) C    (.09)      (.10)      (.10)      (.01)      .08 d

Net realized and unrealized       15.86      (13.26)    9.36       5.05       4.49
gain (loss)

Total from investment             15.77      (13.36)    9.26       5.04       4.57
operations

Less Distributions

From net investment income        -          -          -          -          (.04)

From net realized gain            -          (1.71)     (1.85)     (.79)      (.48)

Total distributions               -          (1.71)     (1.85)     (.79)      (.52)

Redemption fees added to paid     .10        .14        .15        .12        .07
in capital

Net asset value, end of period   $ 28.96    $ 13.09    $ 28.02    $ 20.46    $ 16.09

TOTAL RETURN A, B                 121.24%    (50.57)%   48.43%     32.26%     39.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 631,886  $ 366,896  $ 919,002  $ 439,504  $ 273,805
(000 omitted)

Ratio of expenses to average      1.23%      1.39%      1.25%      1.47%      1.59%
net assets

Ratio of expenses to average      1.20% e    1.35% e    1.22% e    1.45% e    1.58% e
net assets after expense
reductions

Ratio of net investment           (.40)%     (.49)%     (.35)%     (.07)%     .60%
income (loss) to average net
assets

Portfolio turnover rate           69%        75%        78%        167%       223%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.02 PER SHARE.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   F FOR THE YEAR ENDED FEBRUARY 29

   ENVIRONMENTAL SERVICES


Years ended February 28,         2000 E     1999       1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.77    $ 16.46    $ 14.50   $ 12.42   $ 10.27
period

Income from Investment
Operations

Net investment income (loss) C    (.21)      (.18)      (.13)     (.08)     (.17)

Net realized and unrealized       (3.03)     (3.50)     2.07      2.04      2.95
gain (loss)

Total from investment             (3.24)     (3.68)     1.94      1.96      2.78
operations

Less Distributions

From net realized gain            -          -          -         -         (.65)

In excess of net realized gain    (.01)      (.03)      -         (.02)     -

Total distributions               (.01)      (.03)      -         (.02)     (.65)

Redemption fees added to paid     .05        .02        .02       .14       .02
in capital

Net asset value, end of period   $ 9.57     $ 12.77    $ 16.46   $ 14.50   $ 12.42

TOTAL RETURN A, B                 (25.00)%   (22.23)%   13.52%    16.93%    27.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,553   $ 15,534   $ 25,183  $ 32,525  $ 27,587
(000 omitted)

Ratio of expenses to average      2.47%      2.20%      2.23%     2.18%     2.36%
net assets

Ratio of expenses to average      2.39% D    2.16% D    2.22% D   2.11% D   2.32% D
net assets after expense
reductions

Ratio of net investment           (1.76)%    (1.23)%    (.84)%    (.59)%    (1.43)%
income (loss) to average net
assets

Portfolio turnover rate           206%       123%       59%       252%      138%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29

   FINANCIAL SERVICES


Years ended February 28,         2000 E     1999       1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 100.82   $ 103.28   $ 82.94    $ 65.70    $ 48.23
period

Income from Investment
Operations

Net investment income C           .67        .56        .70        .74        1.03

Net realized and unrealized       (14.61)    7.88       30.65      21.55      17.56
gain (loss)

Total from investment             (13.94)    8.44       31.35      22.29      18.59
operations

Less Distributions

From net investment income        (.64)      (.19)      (.64)      (.63)      (.37)

From net realized gain            (5.09)     (10.81)    (10.51)    (4.56)     (.91)

Total distributions               (5.73)     (11.00)    (11.15)    (5.19)     (1.28)

Redemption fees added to paid     .16        .10        .14        .14        .16
in capital

Net asset value, end of period   $ 81.31    $ 100.82   $ 103.28   $ 82.94    $ 65.70

TOTAL RETURN A, B                 (14.53)%   8.42%      41.08%     35.54%     39.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 344,152  $ 547,000  $ 604,908  $ 426,424  $ 270,466
(000 omitted)

Ratio of expenses to average      1.19%      1.20%      1.31%      1.45%      1.42%
net assets

Ratio of expenses to average      1.17% D    1.18% D    1.29% D    1.43% D    1.41% D
net assets after expense
reductions

Ratio of net investment           .66%       .58%       .78%       1.03%      1.78%
income to average net assets

Portfolio turnover rate           57%        60%        84%        80%        125%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29

   FOOD AND AGRICULTURE


Years ended February 28,         2000 F     1999       1998       1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 46.92    $ 48.81    $ 44.53    $ 42.15    $ 32.53
period

Income from Investment
Operations

Net investment income C           .42 D      .21        .33        .42        .37

Net realized and unrealized       (13.07)    3.50       9.22       4.91       11.61
gain (loss)

Total from investment             (12.65)    3.71       9.55       5.33       11.98
operations

Less Distributions

From net investment income        (.42)      (.16)      (.37)      (.24)      (.20)

From net realized gain            (1.79)     (5.47)     (4.95)     (2.77)     (2.20)

In excess of net realized gain    (.21)      -          -          -          -

Total distributions               (2.42)     (5.63)     (5.32)     (3.01)     (2.40)

Redemption fees added to paid     .03        .03        .05        .06        .04
in capital

Net asset value, end of period   $ 31.88    $ 46.92    $ 48.81    $ 44.53    $ 42.15

TOTAL RETURN A, B                 (27.86)%   7.83%      23.58%     13.59%     37.92%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 78,288   $ 206,007  $ 250,567  $ 223,423  $ 301,102
(000 omitted)

Ratio of expenses to average      1.31%      1.31%      1.49%      1.52%      1.43%
net assets

Ratio of expenses to average      1.29% E    1.29% E    1.48% E    1.50% E    1.42% E
net assets after expense
reductions

Ratio of net investment           1.00%      .45%       .73%       1.01%      .99%
income to average net assets

Portfolio turnover rate           38%        68%        74%        91%        124%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM UNILEVER NV (NY SHARES) WHICH AMOUNTED TO $.28 PER SHARE.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   F FOR THE YEAR ENDED FEBRUARY 29

   GOLD


Years ended February 28,         2000 E     1999       1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.79    $ 15.17    $ 28.21    $ 27.11    $ 18.44
period

Income from Investment
Operations

Net investment income (loss) C    .09 D      (.08)      (.13)      (.16)      (.06)

Net realized and unrealized       .46        (2.43)     (11.78)    1.60       8.62
gain (loss)

Total from investment             .55        (2.51)     (11.91)    1.44       8.56
operations

Less Distributions

From net realized gain            -          -          (1.29)     (.50)      -

Redemption fees added to paid     .11        .13        .16        .16        .11
in capital

Net asset value, end of period   $ 13.45    $ 12.79    $ 15.17    $ 28.21    $ 27.11

TOTAL RETURN A, B                 5.16%      (15.69)%   (43.15)%   6.10%      47.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 283,966  $ 179,619  $ 219,668  $ 428,103  $ 451,493
(000 omitted)

Ratio of expenses to average      1.49%      1.57%      1.55%      1.44%      1.39%
net assets

Ratio of expenses to average      1.41% F    1.54% F    1.48% F    1.42% F    1.39%
net assets after expense
reductions

Ratio of net investment           .68%       (.59)%     (.67)%     (.59)%     (.27)%
income (loss) to average net
assets

Portfolio turnover rate           71% G      59%        89%        63%        56%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM GOLD FIELDS LTD. WHICH AMOUNTED TO $.06 PER SHARE.
   E FOR THE YEAR ENDED FEBRUARY 29
   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   G THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER.

   HEALTH CARE


Years ended February 28,         2000 E       1999         1998         1997         1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 137.60     $ 113.84     $ 102.45     $ 100.47     $ 76.13
period

Income from Investment
Operations

Net investment income C           .15          .17          .33          .52          .95

Net realized and unrealized       .90          29.85        31.94        18.01        28.85
gain (loss)

Total from investment             1.05         30.02        32.27        18.53        29.80
operations

Less Distributions

From net investment income        (.08)        (.19)        (.25)        (.65)        (.59)

From net realized gain            (7.85)       (6.17)       (20.73)      (15.95)      (4.92)

Total distributions               (7.93)       (6.36)       (20.98)      (16.60)      (5.51)

Redemption fees added to paid     .07          .10          .10          .05          .05
in capital

Net asset value, end of period   $ 130.79     $ 137.60     $ 113.84     $ 102.45     $ 100.47

TOTAL RETURN A, B                 1.15%        27.20%       36.47%       20.41%       39.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,365,063  $ 3,145,825  $ 2,224,019  $ 1,372,554  $ 1,525,910
(000 omitted)

Ratio of expenses to average      1.07%        1.07%        1.20%        1.33%        1.31%
net assets

Ratio of expenses to average      1.05% D      1.05% D      1.18% D      1.32% D      1.30% D
net assets after expense
reductions

Ratio of net investment           .12%         .14%         .31%         .52%         1.06%
income to average net assets

Portfolio turnover rate           70%          66%          79%          59%          54%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29

   HOME FINANCE


Years ended February 28,         2000 E     1999       1998         1997         1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 42.09    $ 53.36    $ 46.00      $ 33.30      $ 23.92
period

Income from Investment
Operations

Net investment income C           .30        .28        .33          .53          .53

Net realized and unrealized       (10.64)    (10.16)    13.10        14.60        9.72
gain (loss)

Total from investment             (10.34)    (9.88)     13.43        15.13        10.25
operations

Less Distributions

From net investment income        (.19)      (.07)      (.29)        (.32)        (.19)

From net realized gain            (.69)      (1.38)     (5.84)       (2.16)       (.73)

Total distributions               (.88)      (1.45)     (6.13)       (2.48)       (.92)

Redemption fees added to paid     .05        .06        .06          .05          .05
in capital

Net asset value, end of period   $ 30.92    $ 42.09    $ 53.36      $ 46.00      $ 33.30

TOTAL RETURN A, B                 (24.88)%   (19.12)%   32.39%       47.50%       43.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 213,058  $ 740,440  $ 1,668,610  $ 1,176,828  $ 617,035
(000 omitted)

Ratio of expenses to average      1.39%      1.19%      1.21%        1.38%        1.35%
net assets

Ratio of expenses to average      1.37% D    1.18% D    1.19% D      1.34% D      1.32% D
net assets after expense
reductions

Ratio of net investment           .72%       .57%       .67%         1.41%        1.80%
income to average net assets

Portfolio turnover rate           91%        18%        54%          78%          81%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29

   INDUSTRIAL EQUIPMENT


Years ended February 28,         2000 E    1999      1998      1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.23   $ 25.91   $ 25.51   $ 25.11    $ 20.04
period

Income from Investment
Operations

Net investment income (loss) C    .02       (.04)     (.08)     .06        .04

Net realized and unrealized       4.44      .25       5.73      4.15       7.10
gain (loss)

Total from investment             4.46      .21       5.65      4.21       7.14
operations

Less Distributions

From net investment income        (.01)     -         (.02)     (.04)      (.05)

From net realized gain            (3.34)    (.92)     (5.26)    (3.84)     (2.05)

Total distributions               (3.35)    (.92)     (5.28)    (3.88)     (2.10)

Redemption fees added to paid     .04       .03       .03       .07        .03
in capital

Net asset value, end of period   $ 26.38   $ 25.23   $ 25.91   $ 25.51    $ 25.11

TOTAL RETURN A, B                 18.98%    1.00%     25.76%    18.25%     36.86%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 26,117  $ 31,573  $ 50,428  $ 102,882  $ 137,520
(000 omitted)

Ratio of expenses to average      1.43%     1.43%     1.67%     1.51%      1.54%
net assets

Ratio of expenses to average      1.41% D   1.41% D   1.60% D   1.44% D    1.53% D
net assets after expense
reductions

Ratio of net investment           .06%      (.16)%    (.32)%    .25%       .19%
income (loss) to average net
assets

Portfolio turnover rate           119%      84%       115%      261%       115%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29

   INDUSTRIAL MATERIALS


Years ended February 28,         2000 E    1999       1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 20.32   $ 25.00    $ 27.66   $ 26.07   $ 23.13
period

Income from Investment
Operations

Net investment income (loss) C    .05       (.12)      (.11)     .06       .12

Net realized and unrealized       (.89)     (4.60)     1.43      3.12      2.92
gain (loss)

Total from investment             (.84)     (4.72)     1.32      3.18      3.04
operations

Less Distributions

From net investment income        (.03)     -          (.03)     (.06)     (.15)

From net realized gain            -         -          (4.00)    (1.57)    -

Total distributions               (.03)     -          (4.03)    (1.63)    (.15)

Redemption fees added to paid     .19       .04        .05       .04       .05
in capital

Net asset value, end of period   $ 19.64   $ 20.32    $ 25.00   $ 27.66   $ 26.07

TOTAL RETURN A, B                 (3.22)%   (18.72)%   6.59%     12.69%    13.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 20,627  $ 11,162   $ 22,582  $ 66,462  $ 86,338
(000 omitted)

Ratio of expenses to average      1.92%     2.07%      1.98%     1.54%     1.64%
net assets

Ratio of expenses to average      1.89% D   2.04% D    1.94% D   1.51% D   1.61% D
net assets after expense
reductions

Ratio of net investment           .21%      (.52)%     (.42)%    .23%      .49%
income (loss) to average net
assets

Portfolio turnover rate           257%      82%        118%      105%      138%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29

   INSURANCE


Years ended February 28,         2000 E     1999      1998       1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 42.14    $ 42.10   $ 32.62    $ 26.77   $ 21.31
period

Income from Investment
Operations

Net investment income (loss) C    (.05)      (.04)     .01        .01       .06

Net realized and unrealized       (7.92)     4.01      12.93      7.21      6.15
gain (loss)

Total from investment             (7.97)     3.97      12.94      7.22      6.21
operations

Less Distributions

From net investment income        -          -         -          (.03)     (.07)

From net realized gain            (6.60)     (3.98)    (3.54)     (1.45)    (.72)

Total distributions               (6.60)     (3.98)    (3.54)     (1.48)    (.79)

Redemption fees added to paid     .07        .05       .08        .11       .04
in capital

Net asset value, end of period   $ 27.64    $ 42.14   $ 42.10    $ 32.62   $ 26.77

TOTAL RETURN A, B                 (22.12)%   9.84%     42.81%     28.28%    29.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 29,521   $ 82,879  $ 125,151  $ 42,367  $ 38,994
(000 omitted)

Ratio of expenses to average      1.39%      1.33%     1.45%      1.82%     1.77%
net assets

Ratio of expenses to average      1.36% D    1.31% D   1.43% D    1.77% D   1.74% D
net assets after expense
reductions

Ratio of net investment           (.12)%     (.10)%    .02%       .05%      .26%
income (loss) to average net
assets

Portfolio turnover rate           107%       72%       157%       142%      164%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   E FOR THE YEAR ENDED FEBRUARY 29

   LEISURE


Years ended February 28,         2000 G     1999       1998       1997      1996 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 81.44    $ 62.30    $ 47.83    $ 46.17   $ 40.71
period

Income from Investment
Operations

Net investment income (loss) C    (.28) D    (.27)      (.25)      (.06) E   (.21)

Net realized and unrealized       11.58      22.78      21.10      4.47      10.97
gain (loss)

Total from investment             11.30      22.51      20.85      4.41      10.76
operations

Less Distributions

From net realized gain            (8.15)     (3.44)     (6.46)     (2.83)    (5.32)

Redemption fees added to paid     .14        .07        .08        .08       .02
in capital

Net asset value, end of period   $ 84.73    $ 81.44    $ 62.30    $ 47.83   $ 46.17

TOTAL RETURN  A, B                13.89%     37.54%     47.29%     10.14%    27.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 314,348  $ 346,139  $ 257,199  $ 98,133  $ 85,013
(000 omitted)

Ratio of expenses to average      1.15%      1.26%      1.44%      1.56%     1.64%
net assets

Ratio of expenses to average      1.12% F    1.24% F    1.39% F    1.54% F   1.63% F
net assets after expense
reductions

Ratio of net investment           (.32)%     (.40)%     (.46)%     (.12)%    (.46)%
income (loss) to average net
assets

Portfolio turnover rate           120%       107%       209%       127%      141%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.04 PER SHARE.
   E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.23 PER SHARE.
   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   G FOR THE YEAR ENDED FEBRUARY 29

   MEDICAL DELIVERY


Years ended February 28,         2000 F     1999       1998       1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.08    $ 28.32    $ 28.29    $ 29.00    $ 23.18
period

Income from Investment
Operations

Net investment income (loss) C    (.18)      (.06) E    (.24)      (.23)      (.03)

Net realized and unrealized       (3.61)     (7.88)     5.45       2.92       7.72
gain (loss)

Total from investment             (3.79)     (7.94)     5.21       2.69       7.69
operations

Less Distributions

From net realized gain            -          (1.21)     (5.23)     (3.45)     (1.91)

In excess of net realized gain    -          (.13)      -          -          -

Total distributions               -          (1.34)     (5.23)     (3.45)     (1.91)

Redemption fees added to paid     .05        .04        .05        .05        .04
in capital

Net asset value, end of period   $ 15.34    $ 19.08    $ 28.32    $ 28.29    $ 29.00

TOTAL RETURN A, B                 (19.60)%   (29.47)%   21.97%     10.50%     34.15%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 45,106   $ 76,842   $ 155,542  $ 192,385  $ 295,489
(000 omitted)

Ratio of expenses to average      1.73%      1.40%      1.57%      1.57%      1.65%
net assets

Ratio of expenses to average      1.67% D    1.37% D    1.53% D    1.53% D    1.62% D
net assets after expense
reductions

Ratio of net investment           (1.02)%    (.25)%     (.88)%     (.84)%     (.13)%
income (loss) to average net
assets

Portfolio turnover rate           154%       67%        109%       78%        132%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.12 PER SHARE.
   F  FOR THE YEAR ENDED FEBRUARY 29

   MEDICAL EQUIPMENT AND SYSTEMS

Years ended February 28,         2000 G    1999 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.10   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.08)     (.11)

Net realized and unrealized       3.09      2.18
gain (loss)

Total from investment             3.01      2.07
operations

Less Distributions

From net realized gain            (.42)     -

Redemption fees added to paid     .02       .03
in capital

Net asset value, end of period   $ 14.71   $ 12.10

TOTAL RETURN B, C                 25.68%    21.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 52,030  $ 28,594
(000 omitted)

Ratio of expenses to average      1.66%     2.39% A
net assets

Ratio of expenses to average      1.65% E   2.38% A, E
net assets after expense
reductions

Ratio of net investment           (.61)%    (1.21)% A
income (loss) to average net
assets

Portfolio turnover rate           101%      85% A


   A  ANNUALIZED
   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   F FOR THE PERIOD APRIL 28,1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.
   G  FOR THE YEAR ENDED FEBRUARY 29

   MULTIMEDIA


Years ended February 28,         2000 F     1999       1998       1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 43.13    $ 33.58    $ 24.91    $ 27.18   $ 22.35
period

Income from Investment
Operations

Net investment income (loss) C    (.16)      (.19)      (.17)      .35 D     .02

Net realized and unrealized       11.90      11.85      10.30      (1.58)    7.00
gain (loss)

Total from investment             11.74      11.66      10.13      (1.23)    7.02
operations

Less Distributions

From net investment income        -          -          -          -         (.02)

From net realized gain            (1.57)     (2.19)     (1.52)     (1.07)    (2.19)

Total distributions               (1.57)     (2.19)     (1.52)     (1.07)    (2.21)

Redemption fees added to paid     .09        .08        .06        .03       .02
in capital

Net asset value, end of period   $ 53.39    $ 43.13    $ 33.58    $ 24.91   $ 27.18

TOTAL RETURN A, B                 27.62%     36.68%     42.42%     (4.52)%   31.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 238,612  $ 159,730  $ 115,485  $ 54,171  $ 94,970
(000 omitted)

Ratio of expenses to average      1.17%      1.35%      1.75%      1.60%     1.56%
net assets

Ratio of expenses to average      1.15% E    1.33% E    1.71% E    1.56% E   1.54% E
net assets after expense
reductions

Ratio of net investment           (.32)%     (.52)%     (.59)%     1.33%     .08%
income (loss) to average net
assets

Portfolio turnover rate           76%        109%       219%       99%       223%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B  TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.49 PER SHARE.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   F  FOR THE YEAR ENDED FEBRUARY 29

   NATURAL GAS


Years ended February 28,         2000 F    1999       1998      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.59   $ 13.22    $ 12.50   $ 11.36   $ 8.98
period

Income from Investment
Operations

Net investment income (loss) C    .00       .12 D      (.05)     (.06)     .05

Net realized and unrealized       4.68      (2.68)     1.06      1.30      2.36
gain (loss)

Total from investment             4.68      (2.56)     1.01      1.24      2.41
operations

Less Distributions

From net investment income        (.09)     (.10)      -         (.01)     (.05)

From net realized gain            -         -          (.30)     (.29)     -

In excess of net realized gain    -         -          (.03)     -         -

Total distributions               (.09)     (.10)      (.33)     (.30)     (.05)

Redemption fees added to paid     .03       .03        .04       .20       .02
in capital

Net asset value, end of period   $ 15.21   $ 10.59    $ 13.22   $ 12.50   $ 11.36

TOTAL RETURN A, B                 44.70%    (19.17)%   8.74%     12.45%    27.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 53,976  $ 36,828   $ 59,866  $ 81,566  $ 60,228
(000 omitted)

Ratio of expenses to average      1.42%     1.57%      1.82%     1.70%     1.68%
net assets

Ratio of expenses to average      1.39% E   1.52% E    1.78% E   1.66% E   1.67% E
net assets after expense
reductions

Ratio of net investment           .03%      .93%       (.37)%    (.46)%    .46%
income (loss) to average net
assets

Portfolio turnover rate           85%       107%       118%      283%      79%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.10 PER SHARE.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   F  FOR THE YEAR ENDED FEBRUARY 29

   NATURAL RESOURCES

Years ended February 28,         2000 H    1999       1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 7.89    $ 10.46    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)     (.05)      (.09)

Net realized and unrealized       3.80      (2.54)     .76
gain (loss)

Total from investment             3.78      (2.59)     .67
operations

Less Distributions

From net realized gain            -         -          (.26)

Redemption fees added to paid     .04       .02        .05
in capital

Net asset value, end of period   $ 11.71   $ 7.89     $ 10.46

TOTAL RETURN B, C                 48.42%    (24.57)%   7.30%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 14,057  $ 5,134    $ 7,520
(000 omitted)

Ratio of expenses to average      1.89%     2.50% F    2.50% A, F
net assets

Ratio of expenses to average      1.85% G   2.47% G    2.48% A, G
net assets after expense
reductions

Ratio of net investment           (.17)%    (.54)%     (.86)% A
income (loss) to average net
assets

Portfolio turnover rate           164%      155%       165% A


   A ANNUALIZED
   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998.
   F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   H FOR THE YEAR ENDED FEBRUARY 29

   PAPER AND FOREST PRODUCTS


Years ended February 28,         2000 D    1999       1998      1997      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.45   $ 22.66    $ 21.63   $ 20.78   $ 21.14
period

Income from Investment
Operations

Net investment income (loss) C    .20       (.03)      (.12)     .01       .08

Net realized and unrealized       3.26      (3.87)     3.13      2.08      1.83
gain (loss)

Total from investment             3.46      (3.90)     3.01      2.09      1.91
operations

Less Distributions

From net investment income        -         -          -         (.03)     (.08)

In excess of net investment       -         -          (.04)     (.07)     -
income

From net realized gain            -         -          (2.07)    (1.25)    (2.27)

In excess of net realized gain    -         (.44)      -         -         -

Total distributions               -         (.44)      (2.11)    (1.35)    (2.35)

Redemption fees added to paid     .26       .13        .13       .11       .08
in capital

Net asset value, end of period   $ 22.17   $ 18.45    $ 22.66   $ 21.63   $ 20.78

TOTAL RETURN A, B                 20.16%    (17.01)%   15.53%    10.87%    9.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 12,412  $ 10,247   $ 31,384  $ 19,484  $ 27,270
(000 omitted)

Ratio of expenses to average      1.89%     2.30%      2.18%     2.19%     1.91%
net assets

Ratio of expenses to average      1.74% E   2.21% E    2.15% E   2.16% E   1.90% E
net assets after expense
reductions

Ratio of net investment           .85%      (.13)%     (.50)%    .04%      .34%
income (loss) to average net
assets

Portfolio turnover rate           383%      338%       235%      180%      78%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FOR THE YEAR ENDED FEBRUARY 29
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.


   RETAILING


Years ended February 28,         2000 E     1999       1998       1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 67.50    $ 50.04    $ 33.25    $ 27.87   $ 23.91
period

Income from Investment
Operations

Net investment income (loss) C    (.39)      (.28)      (.27)      (.13)     (.14)

Net realized and unrealized       (6.72)     18.27      17.14      5.49      4.07
gain (loss)

Total from investment             (7.11)     17.99      16.87      5.36      3.93
operations

Less Distributions

From net realized gain            (10.13)    (.39)      (.51)      (.08)     -

In excess of net realized gain    -          (.30)      -          -         -

Total distributions               (10.13)    (.69)      (.51)      (.08)     -

Redemption fees added to paid     .16        .16        .43        .10       .03
in capital

Net asset value, end of period   $ 50.42    $ 67.50    $ 50.04    $ 33.25   $ 27.87

TOTAL RETURN A, B                 (12.15)%   36.66%     52.61%     19.59%    16.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 75,822   $ 337,513  $ 192,861  $ 59,348  $ 44,051
(000 omitted)

Ratio of expenses to average      1.25%      1.25%      1.63%      1.45%     1.94%
net assets

Ratio of expenses to average      1.20% D    1.22% D    1.55% D    1.39% D   1.92% D
net assets after expense
reductions

Ratio of net investment           (.60)%     (.50)%     (.67)%     (.39)%    (.53)%
income (loss) to average net
assets

Portfolio turnover rate           88%        165%       308%       278%      235%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29

   SOFTWARE AND COMPUTER SERVICES


Years ended February 28,         2000 E       1999       1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 57.09      $ 44.26    $ 38.58    $ 36.20    $ 29.07
period

Income from Investment
Operations

Net investment income (loss) C    (.36) F      (.39)      (.33)      (.25)      (.19)

Net realized and unrealized       54.60        14.46      12.57      5.87       11.85
gain (loss)

Total from investment             54.24        14.07      12.24      5.62       11.66
operations

Less distributions from net       (6.33)       (1.32)     (6.61)     (3.31)     (4.60)
realized gain

Redemption fees added to paid     .09          .08        .05        .07        .07
in capital

Net asset value, end of period   $ 105.09     $ 57.09    $ 44.26    $ 38.58    $ 36.20

TOTAL RETURN A, B                 100.83%      32.57%     35.50%     16.14%     40.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,447,686  $ 690,852  $ 503,367  $ 389,699  $ 337,633
(000 omitted)

Ratio of expenses to average      1.11%        1.28%      1.44%      1.54%      1.48%
net assets

Ratio of expenses to average      1.11%        1.27% D    1.42% D    1.51% D    1.47% D
net assets after expense
reductions

Ratio of net investment           (.51)%       (.82)%     (.81)%     (.66)%     (.54)%
income (loss) to average net
assets

Portfolio turnover rate           59%          72%        145%       279%       183%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29
   F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM
SABRE HOLDINGS CORP. CLASS A WHICH AMOUNTED TO $.01 PER SHARE.

   TECHNOLOGY


Years ended February 28,         2000 F       1999         1998       1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 82.70      $ 53.13      $ 57.70    $ 54.67    $ 42.05
period

Income from Investment
Operations

Net investment income (loss) C    (.40) D      (.34)        (.25)      (.39)      (.28)

Net realized and unrealized       133.30       29.79        11.29      6.95       20.83
gain (loss)

Total from investment             132.90       29.45        11.04      6.56       20.55
operations

Less Distributions

From net realized gain            (19.80)      -            (12.39)    (3.68)     (8.05)

In excess of net realized gain    -            -            (3.30)     -          -

Total distributions               (19.80)      -            (15.69)    (3.68)     (8.05)

Redemption fees added to paid     .12          .12          .08        .15        .12
in capital

Net asset value, end of period   $ 195.92     $ 82.70      $ 53.13    $ 57.70    $ 54.67

TOTAL RETURN A, B                 184.11%      55.66%       24.92%     12.64%     50.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 7,919,951  $ 1,367,148  $ 691,924  $ 478,444  $ 483,026
(000 omitted)

Ratio of expenses to average      1.05%        1.24%        1.38%      1.49%      1.40%
net assets

Ratio of expenses to average      1.04% E      1.20% E      1.30% E    1.44% E    1.39% E
net assets after expense
reductions

Ratio of net investment           (.34)%       (.54)%       (.45)%     (.72)%     (.52)%
income to average net assets

Portfolio turnover rate           210%         339%         556%       549%       112%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM KONINKLIJKE PHILIPS ELECTRONICS NV ADR WHICH AMOUNTED TO $.07 PER SHARE.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   F FOR THE YEAR ENDED FEBRUARY 29

   TELECOMMUNICATIONS


Years ended February 28,         2000 F       1999       1998       1997       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 61.85      $ 53.37    $ 41.80    $ 44.87    $ 38.34
period

Income from Investment
Operations

Net investment income (loss) C    (.12)        (.06)      (.25)      .12 D      .51

Net realized and unrealized       49.58        11.43      18.20      2.92       9.15
gain (loss)

Total from investment             49.46        11.37      17.95      3.04       9.66
operations

Less Distributions

From net investment income        -            -          -          (.16)      (.39)

From net realized gain            (10.48)      (2.96)     (6.44)     (5.98)     (2.75)

Total distributions               (10.48)      (2.96)     (6.44)     (6.14)     (3.14)

Redemption fees added to paid     .04          .07        .06        .03        .01
in capital

Net asset value, end of period   $ 100.87     $ 61.85    $ 53.37    $ 41.80    $ 44.87

TOTAL RETURN A, B                 84.89%       22.21%     46.52%     7.85%      25.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,888,217  $ 824,175  $ 643,449  $ 388,535  $ 468,300
(000 omitted)

Ratio of expenses to average      1.12%        1.27%      1.51%      1.51%      1.52%
net assets

Ratio of expenses to average      1.09% E      1.25% E    1.48% E    1.47% E    1.52%
net assets after expense
reductions

Ratio of net investment           (.15)%       (.11)%     (.53)%     .27%       1.17%
income (loss) to average net
assets

Portfolio turnover rate           173%         150%       157%       175%       89%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.07 PER SHARE.
   E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
   F FOR THE YEAR ENDED FEBRUARY 29

   TRANSPORTATION


Years ended February 28,         2000 E    1999      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.04   $ 28.34   $ 22.23   $ 21.92   $ 20.53
period

Income from Investment
Operations

Net investment income (loss) C    (.14)     (.18)     (.02)     (.13)     (.09) D

Net realized and unrealized       .93       (.58)     8.85      1.06      2.60
gain (loss)

Total from investment             .79       (.76)     8.83      .93       2.51
operations

Less Distributions

From net realized gain            (4.97)    (2.64)    (2.80)    (.71)     (1.22)

Redemption fees added to paid     .10       .10       .08       .09       .10
in capital

Net asset value, end of period   $ 20.96   $ 25.04   $ 28.34   $ 22.23   $ 21.92

TOTAL RETURN A, B                 2.15%     (1.73)%   41.15%    4.67%     12.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,202  $ 19,855  $ 64,282  $ 8,890   $ 11,445
(000 omitted)

Ratio of expenses to average      1.77%     1.96%     1.58%     2.50% F   2.47% F
net assets

Ratio of expenses to average      1.71% G   1.90% G   1.54% G   2.48% G   2.44% G
net assets after expense
reductions

Ratio of net investment           (.54)%    (.68)%    (.06)%    (.58)%    (.43)%
income (loss) to average net
assets

Portfolio turnover rate           318%      182%      210%      148%      175%





   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B  TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE.
   E  FOR THE YEAR ENDED FEBRUARY 29
   F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.


   UTILITIES GROWTH


Years ended February 28,         2000 E     1999       1998       1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 61.58    $ 53.50    $ 45.97    $ 43.03    $ 34.88
period

Income from Investment
Operations

Net investment income C           .48        .44        .54        .73        1.10

Net realized and unrealized       16.46      15.77      14.83      6.41       7.86
gain (loss)

Total from investment             16.94      16.21      15.37      7.14       8.96
operations

Less Distributions

From net investment income        (.42)      (.25)      (.58)      (.70)      (.84)

From net realized gain            (9.30)     (7.93)     (7.30)     (3.54)     -

Total distributions               (9.72)     (8.18)     (7.88)     (4.24)     (.84)

Redemption fees added to paid     .03        .05        .04        .04        .03
in capital

Net asset value, end of period   $ 68.83    $ 61.58    $ 53.50    $ 45.97    $ 43.03

TOTAL RETURN A, B                 29.76%     32.17%     36.20%     18.13%     25.82%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 645,105  $ 507,841  $ 401,927  $ 256,844  $ 266,768
(000 omitted)

Ratio of expenses to average      1.07%      1.18%      1.33%      1.47%      1.39%
net assets

Ratio of expenses to average      1.04% D    1.16% D    1.30% D    1.46% D    1.38% D
net assets after expense
reductions

Ratio of net investment           .72%       .77%       1.11%      1.73%      2.76%
income to average net assets

Portfolio turnover rate           93%        113%       78%        31%        65%



   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   E FOR THE YEAR ENDED FEBRUARY 29

   MONEY MARKET


Years ended February 28,         2000 D     1999         1998       1997       1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000    $ 1.000      $ 1.000    $ 1.000    $ 1.000
period

Income from Investment
Operations

Net interest income               .050       .050         .051       .049       .054

Less Distributions

From net interest income          (.050)     (.050)       (.051)     (.049)     (.054)

Net asset value, end of period   $ 1.000    $ 1.000      $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A, B                 5.08%      5.08%        5.26%      5.02%      5.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 888,869  $ 1,126,174  $ 584,919  $ 848,168  $ 610,821
(000 omitted)

Ratio of expenses to average      .48%       .50%         .56%       .56%       .59%
net assets

Ratio of expenses to average      .48%       .49% C       .56%       .56%       .59%
net assets after expense
reductions

Ratio of net interest income      4.95%      5.03%        5.13%      4.92%      5.39%
to average net assets



   A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
   B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
   C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

   D FOR THE YEAR ENDED FEBRUARY 29

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at
1-800-544-8544. In addition, you may visit Fidelity's    w    eb site
at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related
materials are available    from the Electronic Data Gathering,
Analysis, and Retrieval (EDGAR) Database     on the SEC's    w    eb
site (http://www.sec.gov). You can obtain copies of this
information   , after     paying a duplicating fee, by    sending a
request by e-mail to publicinfo@sec.gov or by     writing the Public
Reference Section of the SEC, Washington, D.C. 20549-   0102    . You
can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C.
Call    1-202-942-8090     for information on the operation of the
SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBE   R,     811-3114   .

   Fidelity    , Select Portfolios, Fidelity Investments & (Pyramid)
Design, Fidelity Investments,        Fidelity Money Line, Fidelity
Automatic Account Builder, Fidelity On-Line Xpress+, and Directed
Dividends are registered trademarks of FMR Corp.

   FAST and     Portfolio Advisory Services    are     service   s
marks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.701898.   102                                         SEL-pro-0400

FIDELITY   (registered trademark)     SELECT PORTFOLIOS(registered
trademark)
STATEMENT OF ADDITIONAL INFORMATION
APRIL 29,    2000

This    s    tatement of    a    dditional    i    nformation (SAI) is
not a prospectus. Portions of    each fund's a    nnual    r    eport
are incorporated herein. The    a    nnual    r    eport is supplied
with this SAI.

To obtain a free additional copy of the    p    rospectus, dated April
29,    2000    , or an    a    nnual    r    eport, please call
Fidelity        at 1-800-544-8544 or visit Fidelity's    w    eb site
at www.fidelity.com.


TABLE OF CONTENTS               PAGE

Investment Policies and         2
Limitations

Portfolio Transactions          10

Valuation                       34

Performance                     34

Additional Purchase, Exchange   131
and Redemption Information

Distributions and Taxes         132

Trustees and Officers           133

Control of Investment Advisers  143

Management Contracts            143

Distribution Services           161

Transfer and Service Agent      171
Agreements

Description of the Trust        176

Financial Statements            177

Appendix                        177



                                                SEL-ptb-04   00
                                                1.474722.10   2

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in
the    p    rospectus. Unless otherwise noted, whenever an investment
policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

INVESTMENT LIMITATIONS OF EACH STOCK FUND (EXCEPT BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, MEDICAL
EQUIPMENT AND SYSTEMS PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO)

THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. A FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase or sell the securities of any issuer, if, as a result of such purchase or sale, less than 25% of the assets of the fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to
    Gold Portfolio (see below); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.

ADDITIONAL FUNDAMENTAL INVESTMENT LIMITATIONS OF CERTAIN OF THE STOCK
FUNDS.

GOLD PORTFOLIO        MAY NOT:

(1) purchase any precious metal if, as a result, more than 50% of its total assets would be invested in precious metals; or

(2) purchase or sell physical commodities, provided that the fund may purchase and sell precious metals, and further provided that the fund may sell physical commodities acquired as a result of ownership of securities. The fund may not purchase or sell options, options on futures contracts, or futures contracts on physical commodities other than precious metals.

FINANCIAL SERVICES PORTFOLIO,        BANK   ING     PORTFOLIO, AND
HOME FINANCE PORTFOLIO MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

THE FOLLOWING ARE NON-FUNDAMENTAL LIMITATIONS FOR EACH STOCK FUND
(EXCEPT BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL
INDUSTRIES PORTFOLIO, MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO), WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) For each fund (except Home Finance, Financial Services, and
    Bank   ing    ), in order to qualify as a "regulated investment
company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment
limitation (2)   ).

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to
   15    % of a fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the funds.

   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

   With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be
principally engaged in a business activity if   :     (i) at least 50%
of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity. For each of Brokerage and Investment Management and Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

For purposes of limitations (1) and (2) for Gold Portfolio   ,     FMR
currently intends to treat investments in securities whose redemption value is indexed to the price of gold or other precious metals as investments in precious metals.

For the funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 10.

INVESTMENT LIMITATIONS OF BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, MEDICAL EQUIPMENT AND SYSTEMS
PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO

THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. A FUND MAY NOT:

(1) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to Natural Resources Portfolio (see below); or

(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

NATURAL RESOURCES PORTFOLIO MAY NOT:

(1) purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

THE FOLLOWING ARE NON-FUNDAMENTAL LIMITS FOR BUSINESS SERVICES AND OUTSOURCING PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, MEDICAL
EQUIPMENT AND SYSTEMS PORTFOLIO, AND NATURAL RESOURCES PORTFOLIO,
WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) For each fund, in order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment
limitation (2))   .

(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to
   15%     of the fund's net assets) to a registered investment
company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

   With respect to limitation (vi), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (4), FMR considers an issuer to be
principally engaged in a business activity if   :     (i) at least 50%
of an issuer's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

   For purposes of limitation (1) for Natural Resources Portfolio, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of precious metals as investments in precious metals.

For the funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 10.

INVESTMENT LIMITATIONS OF SELECT MONEY MARKET PORTFOLIO (MONEY MARKET
FUND)

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or

(9) invest in companies for the purpose of exercising control or management.

(10) In addition the fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.

THE FOLLOWING ARE THE FUND'S NON-FUNDAMENTAL LIMITATIONS WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse
repurchase agreements with any party   .

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to purchase physical commodities or purchase or sell futures contracts based on physical commodities.

(vii) The fund does not currently intend to lend assets other than
securities to other parties, except by lending money (up to    15    %
of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more
than 10% of its net assets    were     invested in illiquid
securities, it would consider appropriate steps to protect liquidity.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.

FINANCIAL SERVICES PORTFOLIO. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.

MULTIMEDIA PORTFOLIO. The extent to which the fund may invest in corporate broadcast licensees is limited by Federal Communications Commission regulations.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

ASSET-BACKED SECURITIES represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

CASH MANAGEMENT. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements or shares of money market funds. Generally, these securities offer less potential for gains than other types of securities.

CENTRAL CASH FUNDS are money market funds managed by FMR or its affiliates that seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The funds comply with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of their investments.

COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

   CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

   Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

       COMPANIES "PRINCIPALLY ENGAGED" IN A DESIGNATED BUSINESS
ACTIVITY   .        For purposes of each stock fund's policy of
investing at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, FMR considers a company to be principally engaged in a designated business activity if: (i) at least 50% of a company's assets, income, sales or profits are committed to, or derived from, the business activity, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity. For each of Brokerage and Investment Management and Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

DEBT SECURITIES are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

DOMESTIC AND FOREIGN INVESTMENTS (MONEY MARKET FUND ONLY) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FOREIGN CURRENCY TRANSACTIONS. A stock fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

COMBINED POSITIONS involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each stock fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule
4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each stock fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the stock funds' investments in futures contracts and options, and the funds' policies regarding futures
contracts and options discussed elsewhere in this SA   I     may be
changed as regulatory agencies permit.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract
size, and strike price, the terms of    OTC     options (options not
traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

ILLIQUID SECURITIES cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a
market   ,     and (4) the nature of the security and the market in
which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Gold Portfolio    and     Natural Resources Portfolio        may
purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The funds will purchase precious metals-indexed securities only when FMR is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the funds, and may have maturities of one year or more. In addition, the securities may be subject to being put by a fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

INVESTMENT-GRADE DEBT SECURITIES. Investment-grade debt securities are medium and high-quality securities. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA Inc., or is unrated but considered to be of equivalent quality by FMR.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

LOWER-QUALITY DEBT SECURITIES. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

MONEY MARKET INSURANCE. The money market fund participates in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. The money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. The money market fund may incur losses regardless of the insurance.

MONEY MARKET SECURITIES are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.

MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

PRECIOUS METALS. Precious metals, such as gold, silver, platinum and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present
concerns such as delivery   ,     storage and maintenance, possible
illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

PREFERRED STOCK    represents an     equity or ownership interest in
an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

REAL ESTATE INVESTMENT TRUSTS. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

REPURCHASE AGREEMENTS involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

RESTRICTED SECURITIES are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

SECURITIES OF OTHER INVESTMENT COMPANIES, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities
loaned and, at the same time,        earn additional income.    The
borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that
investment, as well as the securit   ies     loaned, to market
    appreciation or depreciation   .

SHORT SALES "AGAINST THE BOX" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the net asset value per share (NAV) of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the
box. A    stock fund     will incur transaction costs, including
interest expenses, in connection with opening, maintaining, and closing short sales against the box.

SOURCES OF    LIQUIDITY OR CREDIT     SUPPORT. Issuers may employ
various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance
provided by    domestic or foreign     entities such as banks and
other financial institutions. FMR may rely on its evaluation of the
credit    of the     liquidity    or credit     enhancement provider
in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

SWAP AGREEMENTS can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments
and its share price   .

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

TEMPORARY DEFENSIVE POLICIES. When FMR considers it appropriate for defensive purposes, each stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources) may temporarily invest substantially in investment-grade debt securities.

Each of Business Services and Outsourcing, Cyclical Industries,
Medical Equipment and Systems and Natural Resources reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

ZERO COUPON BONDS do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR is also responsible for the placement of transaction orders for other investment companies and investment accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, if applicable, arrangements for payment of fund expenses.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

   Futures transactions are executed and cleared through FCMs who receive commissions for their services.

Each fund may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other investment accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

The selection of such broker-dealers for transactions in equity securities is generally made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.

For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the broker-dealer.

The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.

Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.

Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services Japan LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for investment accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended February 2   9, 2000 and February 28,
1999    , the portfolio turnover rates for the stock funds        are
presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.

Turnover Rates                  Fiscal 2000  Fiscal 1999


Air Transportation               252%         260%

Automotive                       29%          96%

Banking                          94%          22%

Biotechnology                    72%          86%

Brokerage and Investment         47%          59%
Management

Business Services and            54%          115%
Outsourcing

Chemicals                        132%         141%

Computers                        129%         133%

Construction and Housing         34%          226%

Consumer Industries              96%          150%

Cyclical Industries              211%         103%

Defense and Aerospace            146%         221%

Developing Communications        112%         299%

Electronics                      125%         160%

Energy                           124%         138%

Energy Service                   69%          75%

Environmental Services           206%         123%

Financial Services               57%          60%

Food and Agriculture             38%          68%

Gold                             71%          59%

Health Care                      70%          66%

Home Finance                     91%          18%

Industrial Equipment             119%         84%

Industrial Materials             257%         82%

Insurance                        107%         72%

Leisure                          120%         107%

Medical Delivery                 154%         67%

Medical Equipment and Systems    101%         85%A

Multimedia                       76%          109%

Natural Gas                      85%          107%

Natural Resources                164%         155%

Paper and Forest Products        383%         338%

Retailing                        88%          165%

Software and Computer Services   59%          72%

Technology                       210%         339%

Telecommunications               173%         150%

Transportation                   318%         182%

Utilities Growth                 93%          113%


A Annualized

The following tables show the brokerage commissions paid by the funds. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year. A fund may pay both commissions and spreads in connection with the
placement of portfolio transactions.        For the fiscal years ended
February 2   9, 2000,     February 28, 1999, and February 28, 1998,
the money market fund paid no brokerage commissions.

   T    he following table shows the total amount of brokerage
commissions paid by    each     fund.

                                Fiscal Year Ended  Total Amount Paid


Air Transportation              February 28

2000(dagger)                                       $ 216,120

1999                                                466,528

1998                                                377,945

Automotive

2000(dagger)                                        52,836

1999                                                166,706

1998                                                220,182

Banking

2000(dagger)                                        1,468,088

1999                                                615,558

1998                                                372,550

Biotechnology

2000(dagger)                                        882,899

1999                                                443,990

1998                                                843,401

Brokerage and Investment
Management

2000(dagger)                                        459,021

1999                                                775,691

1998                                                735,065

Business Services and
Outsourcing

2000(dagger)                                        52,285

1999                                                100,721

1998*                                               3,710

Chemicals

2000(dagger)                                        69,655

1999                                                152,343

1998                                                101,154

Computers

2000(dagger)                                        2,065,190

1999                                                1,257,001

1998                                                1,763,117

Construction and Housing

2000(dagger)                                        42,237

1999                                                370,610

1998                                                218,917

Consumer Industries

2000(dagger)                                        93,000

1999                                                117,209

1998                                                76,547

Cyclical Industries

2000(dagger)                                        10,598

1999                                                5,884

1998**                                              5,529

Defense and Aerospace

2000(dagger)                                        65,399

1999                                                163,499

1998                                                321,753

Developing Communications

2000(dagger)                                        757,426

1999                                                757,140

1998                                                699,196

Electronics                     February 28

2000(dagger)                                       $ 4,409,649

1999                                                3,599,050

1998                                                8,057,183

Energy

2000(dagger)                                        671,869

1999                                                423,125

1998                                                481,212

Energy Service

2000(dagger)                                        1,346,429

1999                                                1,321,362

1998                                                1,428,931

Environmental Services

2000(dagger)                                        109,496

1999                                                72,365

1998                                                53,033

Financial Services

2000(dagger)                                        576,997

1999                                                506,934

1998                                                467,674

Food and Agriculture

2000(dagger)                                        184,348

1999                                                357,895

1998                                                271,283

Gold

2000(dagger)                                        778,215

1999                                                607,659

1998                                                1,178,299

Health Care

2000(dagger)                                        3,265,614

1999                                                2,810,021

1998                                                1,780,678

Home Finance

2000(dagger)                                        1,431,355

1999                                                858,979

1998                                                999,285

Industrial Equipment

2000(dagger)                                        38,997

1999                                                66,813

1998                                                186,022

Industrial Materials

2000(dagger)                                        56,133

1999                                                25,143

1998                                                138,995

Insurance

2000(dagger)                                        108,237

1999                                                171,027

1998                                                249,991

Leisure

2000(dagger)                                        543,147

1999                                                364,791

1998                                                444,121

Medical Delivery                February 28

2000(dagger)                                       $ 225,169

1999                                                244,378

1998                                                294,080

Medical Equipment and Systems

2000(dagger)                                        36,241

1999***                                             14,974

Multimedia

2000(dagger)                                        190,136

1999                                                156,430

1998                                                213,979

Natural Gas

2000(dagger)                                        138,089

1999                                                155,015

1998                                                246,019

Natural Resources

2000(dagger)                                        51,772

1999                                                17,047

1998**                                              23,485

Paper and Forest Products

2000(dagger)                                        242,728

1999                                                140,355

1998                                                118,872

Retailing

2000(dagger)                                        419,112

1999                                                587,848

1998                                                721,512

Software and Computer Services

2000(dagger)                                        238,397

1999                                                273,818

1998                                                444,769

Technology

2000(dagger)                                        3,205,188

1999                                                1,912,128

1998                                                2,228,245

Telecommunications

2000(dagger)                                        1,996,047

1999                                                1,198,509

1998                                                1,091,330

Transportation

2000(dagger)                                        94,512

1999                                                86,899

1998                                                144,625

Utilities Growth

2000(dagger)                                        807,308

1999                                                789,881

1998                                                317,455


   (dagger) Fiscal year ended February 29.

   * Business Services and Outsourcing commenced operations on February 4, 1998.

   ** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

   *** Medical Equipment and Systems commenced operations on April 28,
1998.

   T    he    f    irst    table below     shows the total amount of
brokerage commissions paid by each fund to NFSC   ,     FBS   , and
FBSJ,     as applicable, for the past three fiscal years.    The
second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC, FBS, and FBSJ for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 2000. NFSC, FBS, and FBSJ are paid on a commission basis.

                                                   Total Amount Paid

                                Fiscal Year Ended  To NFSC            To FBS    To FBSJ


Air Transportation              February 28

2000(dagger)                                       $ 23,162           $ 0       $ 0

1999                                               $ 73,991           $ 0       $ 0

1998                                               $ 70,756           $ 0       $ 0

Automotive

2000(dagger)                                       $ 6,617            $ 0       $ 0

1999                                               $ 23,803           $ 0       $ 0

1998                                               $ 36,417           $ 0       $ 0

Banking

2000(dagger)                                       $ 34,682           $ 0       $ 0

1999                                               $ 16,496           $ 0       $ 0

1998                                               $ 70,122           $ 0       $ 0

Biotechnology

2000(dagger)                                       $ 35,822           $ 0       $ 0

1999                                               $ 31,302           $ 0       $ 0

1998                                               $ 114,067          $ 15,773  $ 0

Brokerage and Investment
Management

2000(dagger)                                       $ 17,881           $ 0       $ 912

1999                                               $ 47,015           $ 0       $ 0

1998                                               $ 86,544           $ 11,262  $ 0

Business Services and
Outsourcing

2000(dagger)                                       $ 4,996            $ 0       $ 0

1999                                               $ 16,127           $ 0       $ 0

1998*                                              $ 45               $ 0       $ 0

Chemicals

2000(dagger)                                       $ 8,076            $ 0       $ 0

1999                                               $ 21,237           $ 0       $ 0

1998                                               $ 12,782           $ 17,404  $ 0

Computers

2000(dagger)                                       $ 137,531          $ 0       $ 0

1999                                               $ 217,026          $ 0       $ 0

1998                                               $ 240,381          $ 0       $ 0

Construction and Housing

2000(dagger)                                       $ 5,722            $ 0       $ 0

1999                                               $ 51,030           $ 0       $ 0

1998                                               $ 46,802           $ 0       $ 0

Consumer Industries

2000(dagger)                                       $ 11,823           $ 0       $ 0

1999                                               $ 17,657           $ 0       $ 0

1998                                               $ 15,031           $ 0       $ 0

Cyclical Industries

2000(dagger)                                       $ 1,804            $ 0       $ 0

1999                                               $ 579              $ 0       $ 0

1998**                                             $ 470              $ 0       $ 0

Defense and Aerospace           February 28

2000(dagger)                                       $ 6,543            $ 0       $ 0

1999                                               $ 29,426           $ 0       $ 0

1998                                               $ 60,895           $ 0       $ 0

Developing Communications

2000(dagger)                                       $ 41,229           $ 0       $ 0

1999                                               $ 91,601           $ 0       $ 0

1998                                               $ 100,909          $ 3,085   $ 0

Electronics

2000(dagger)                                       $ 267,827          $ 0       $ 0

1999                                               $ 363,022          $ 0       $ 0

1998                                               $ 1,038,942        $ 0       $ 0

Energy

2000(dagger)                                       $ 41,409           $ 0       $ 0

1999                                               $ 48,921           $ 0       $ 0

1998                                               $ 56,921           $ 0       $ 0

Energy Service

2000(dagger)                                       $ 117,730          $ 0       $ 0

1999                                               $ 132,958          $ 0       $ 0

1998                                               $ 208,445          $ 0       $ 0

Environmental Services

2000(dagger)                                       $ 15,874           $ 0       $ 0

1999                                               $ 14,545           $ 0       $ 0

1998                                               $ 4,927            $ 0       $ 0

Financial Services

2000(dagger)                                       $ 19,290           $ 0       $ 0

1999                                               $ 45,514           $ 0       $ 0

1998                                               $ 58,925           $ 0       $ 0

Food and Agriculture

2000(dagger)                                       $ 13,213           $ 0       $ 0

1999                                               $ 54,460           $ 0       $ 0

1998                                               $ 44,060           $ 0       $ 0

Gold

2000(dagger)                                       $ 17,440           $ 0       $ 0

1999                                               $ 16,916           $ 0       $ 0

1998                                               $ 91,784           $ 0       $ 0

Health Care

2000(dagger)                                       $ 143,093          $ 0       $ 0

1999                                               $ 244,159          $ 0       $ 0

1998                                               $ 202,696          $ 39,030  $ 0

Home Finance

2000(dagger)                                       $ 66,175           $ 0       $ 0

1999                                               $ 118,062          $ 0       $ 0

1998                                               $ 222,404          $ 11,072  $ 0

Industrial Equipment

2000(dagger)                                       $ 4,565            $ 0       $ 0

1999                                               $ 8,504            $ 0       $ 0

1998                                               $ 28,906           $ 0       $ 0

Industrial Materials            February 28

2000(dagger)                                       $ 11,147           $ 0       $ 0

1999                                               $ 3,612            $ 0       $ 0

1998                                               $ 19,267           $ 0       $ 0

Insurance

2000(dagger)                                       $ 6,528            $ 0       $ 0

1999                                               $ 17,412           $ 0       $ 0

1998                                               $ 41,261           $ 4,571   $ 0

Leisure

2000(dagger)                                       $ 48,009           $ 0       $ 0

1999                                               $ 84,286           $ 0       $ 0

1998                                               $ 113,958          $ 0       $ 0

Medical Delivery

2000(dagger)                                       $ 17,503           $ 0       $ 0

1999                                               $ 23,772           $ 0       $ 0

1998                                               $ 54,751           $ 0       $ 0

Medical Equipment and Systems

2000(dagger)                                       $ 5,647            $ 0       $ 0

1999***                                            $ 3,290            $ 0       $ 0

Multimedia

2000(dagger)                                       $ 24,819           $ 0       $ 0

1999                                               $ 41,770           $ 0       $ 0

1998                                               $ 40,201           $ 0       $ 0

Natural Gas

2000(dagger)                                       $ 8,100            $ 0       $ 0

1999                                               $ 13,630           $ 0       $ 0

1998                                               $ 38,095           $ 0       $ 0

Natural Resources

2000(dagger)                                       $ 4,865            $ 0       $ 0

1999                                               $ 2,189            $ 0       $ 0

1998**                                             $ 1,465            $ 0       $ 0

Paper and Forest Products

2000(dagger)                                       $ 15,067           $ 0       $ 0

1999                                               $ 15,977           $ 0       $ 0

1998                                               $ 11,543           $ 0       $ 0

Retailing

2000(dagger)                                       $ 31,755           $ 0       $ 0

1999                                               $ 155,653          $ 0       $ 0

1998                                               $ 132,299          $ 0       $ 0

Software and Computer Services

2000(dagger)                                       $ 6,868            $ 0       $ 0

1999                                               $ 38,702           $ 0       $ 0

1998                                               $ 71,604           $ 0       $ 0

Technology

2000(dagger)                                       $ 325,672          $ 0       $ 0

1999                                               $ 323,190          $ 0       $ 0

1998                                               $ 349,497          $ 0       $ 0

Telecommunications              February 28

2000(dagger)                                       $ 62,950           $ 0       $ 11,564

1999                                               $ 123,641          $ 0       $ 0

1998                                               $ 81,847           $ 0       $ 0

Transportation

2000(dagger)                                       $ 9,783            $ 0       $ 0

1999                                               $ 12,152           $ 0       $ 0

1998                                               $ 18,070           $ 0       $ 0

Utilities Growth

2000(dagger)                                       $ 7,727            $ 0       $ 0

1999                                               $ 23,956           $ 0       $ 0

1998                                               $ 29,653           $ 1,975   $ 0



(dagger)    Fiscal year ended February 29.

   * Business Services and Outsourcing commenced operations on February 4, 1998.

   *    * Cyclical Industries    and Natural Resources     commenced
operations on March 3, 1997.

   ***     Medical Equipment and Systems commenced operations on April
28, 1998.

                                Fiscal Year Ended 2000  % of  Aggregate Commissions  % of  Aggregate Dollar Amount
                                                        Paid to NFSC                 of Transactions Effected
                                                                                     through NFSC


Air Transportation(dagger)      February 29              10.72%                       28.26%

Automotive(dagger)              February 29              12.52%                       25.78%

Banking(dagger)                 February 29              2.36%                        6.09%

Biotechnology(dagger)           February 29              4.06%                        7.69%

Brokerage and Investment        February 29              3.90%                        12.72%
Management(dagger)

Business Services and           February 29              9.56%                        15.54%
Outsourcing(dagger)

Chemicals(dagger)               February 29              11.59%                       24.31%

Computers(dagger)               February 29              6.66%                        10.92%

Construction and                February 29              13.54%                       32.94%
Housing(dagger)

Consumer Industries(dagger)     February 29              12.71%                       25.86%

Cyclical Industries(dagger)     February 29              17.02%                       26.22%

Defense and Aerospace(dagger)   February 29              10.01%                       19.50%

Developing                      February 29              5.45%                        7.81%
Communications(dagger)

Electronics(dagger)             February 29              6.07%                        8.05%

Energy(dagger)                  February 29              6.16%                        17.86%

Energy Service(dagger)          February 29              8.74%                        20.31%

Environmental Services(dagger)  February 29              14.50%                       30.98%

Financial Services(dagger)      February 29              3.34%                        8.73%

Food and Agriculture(dagger)    February 29              7.17%                        18.32%

Gold(dagger)                    February 29              2.24%                        5.02%

Health Care(dagger)             February 29              4.38%                        10.13%

Home Finance(dagger)            February 29              4.62%                        4.79%

Industrial Equipment(dagger)    February 29              11.71%                       16.84%

Industrial Materials(dagger)    February 29              19.86%                       34.19%

Insurance(dagger)               February 29              6.04%                        13.40%

Leisure(dagger)                 February 29              8.84%                        18.11%

Medical Delivery(dagger)        February 29              7.77%                        15.35%

Medical Equipment and           February 29              15.59%                       29.72%
Systems(dagger)

Multimedia(dagger)              February 29              13.06%                       27.22%

Natural Gas(dagger)             February 29              5.86%                        17.36%

Natural Resources(dagger)       February 29              9.40%                        20.95%

Paper and Forest                February 29              6.21%                        22.03%
Products(dagger)

Retailing(dagger)               February 29              7.57%                        16.58%

Software and Computer           February 29              2.88%                        8.33%
Services(dagger)

Technology(dagger)              February 29              10.16%                       14.74%

Telecommunications(dagger)      February 29              3.16%                        6.21%

Transportation(dagger)          February 29              10.35%                       22.83%

Utilities Growth(dagger)        February 29              0.96%                        2.18%




                                % of Aggregate Commissions  % of  Aggregate Dollar Amount  % of Aggregate Commissions
                                Paid to FBS                 of Transactions Effected       Paid to FBSJ
                                                            through FBS

Air Transportation(dagger)       0%                          0%                             0%

Automotive(dagger)               0%                          0%                             0%

Banking(dagger)                  0%                          0%                             0%

Biotechnology(dagger)            0%                          0%                             0%

Brokerage and Investment         0%                          0%                             0.20%
Management(dagger)

Business Services and            0%                          0%                             0%
Outsourcing(dagger)

Chemicals(dagger)                0%                          0%                             0%

Computers(dagger)                0%                          0%                             0%

Construction and                 0%                          0%                             0%
Housing(dagger)

Consumer Industries(dagger)      0%                          0%                             0%

Cyclical Industries(dagger)      0%                          0%                             0%

Defense and Aerospace(dagger)    0%                          0%                             0%

Developing                       0%                          0%                             0%
Communications(dagger)

Electronics(dagger)              0%                          0%                             0%

Energy(dagger)                   0%                          0%                             0%

Energy Service(dagger)           0%                          0%                             0%

Environmental Services(dagger)   0%                          0%                             0%

Financial Services(dagger)       0%                          0%                             0%

Food and Agriculture(dagger)     0%                          0%                             0%

Gold(dagger)                     0%                          0%                             0%

Health Care(dagger)              0%                          0%                             0%

Home Finance(dagger)             0%                          0%                             0%

Industrial Equipment(dagger)     0%                          0%                             0%

Industrial Materials(dagger)     0%                          0%                             0%

Insurance(dagger)                0%                          0%                             0%

Leisure(dagger)                  0%                          0%                             0%

Medical Delivery(dagger)         0%                          0%                             0%

Medical Equipment and            0%                          0%                             0%
Systems(dagger)

Multimedia(dagger)               0%                          0%                             0%

Natural Gas(dagger)              0%                          0%                             0%

Natural Resources(dagger)        0%                          0%                             0%

Paper and Forest                 0%                          0%                             0%
Products(dagger)

Retailing(dagger)                0%                          0%                             0%

Software and Computer            0%                          0%                             0%
Services(dagger)

Technology(dagger)               0%                          0%                             0%

Telecommunications(dagger)       0%                          0%                             0.58%

Transportation(dagger)           0%                          0%                             0%

Utilities Growth(dagger)         0%                          0%                             0%



                                % of Aggregate Dollar Amount
                                of Transactions Effected
                                through FBSJ

Air Transportation(dagger)       0%

Automotive(dagger)               0%

Banking(dagger)                  0%

Biotechnology(dagger)            0%

Brokerage and Investment         0.29%
Management(dagger)

Business Services and            0%
Outsourcing(dagger)

Chemicals(dagger)                0%

Computers(dagger)                0%

Construction and                 0%
Housing(dagger)

Consumer Industries(dagger)      0%

Cyclical Industries(dagger)      0%

Defense and Aerospace(dagger)    0%

Developing                       0%
Communications(dagger)

Electronics(dagger)              0%

Energy(dagger)                   0%

Energy Service(dagger)           0%

Environmental Services(dagger)   0%

Financial Services(dagger)       0%

Food and Agriculture(dagger)     0%

Gold(dagger)                     0%

Health Care(dagger)              0%

Home Finance(dagger)             0%

Industrial Equipment(dagger)     0%

Industrial Materials(dagger)     0%

Insurance(dagger)                0%

Leisure(dagger)                  0%

Medical Delivery(dagger)         0%

Medical Equipment and            0%
Systems(dagger)

Multimedia(dagger)               0%

Natural Gas(dagger)              0%

Natural Resources(dagger)        0%

Paper and Forest                 0%
Products(dagger)

Retailing(dagger)                0%

Software and Computer            0%
Services(dagger)

Technology(dagger)               0%

Telecommunications(dagger)       0.63%

Transportation(dagger)           0%

Utilities Growth(dagger)         0%


(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount
of transactions effected through   ,     NFSC is a result of the low
commission rates charged by NFSC   .

   The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2000.

                                Fiscal Year Ended 2000  $ Amount of  Commissions Paid  $ Amount of Brokerage
                                                        to Firms  for Providing        Transactions Involved*
                                                        Research Services*


Air Transportation              February 29              $ 197,518                     $ 168,971,729

Automotive                      February 29              $ 40,811                      $ 33,978,205

Banking                         February 29              $ 1,398,705                   $ 1,196,892,423

Biotechnology                   February 29              $ 716,181                     $ 761,035,683

Brokerage and Investment        February 29              $ 397,589                     $ 381,923,504
Management

Business Services and           February 29              $ 36,293                      $ 26,574,516
Outsourcing

Chemicals                       February 29              $ 48,525                      $ 44,020,808

Computers                       February 29             $ 1,893,851                    $ 2,252,177,306

Construction and Housing        February 29             $ 32,299                       $ 22,206,775

Consumer Industries             February 29             $ 72,652                       $ 61,492,977

Cyclical Industries             February 29             $ 6,126                        $ 7,240,968

Defense and Aerospace           February 29             $ 54,420                       $ 48,929,369

Developing Communications       February 29             $ 525,787                      $ 789,733,201

Electronics                     February 29             $ 3,898,464                    $ 3,932,880,277

Energy                          February 29             $ 597,576                      $ 322,411,666

Energy Service                  February 29             $ 1,268,155                    $ 781,581,573

Environmental Services          February 29             $ 88,267                       $ 31,888,439

Financial Services              February 29             $ 525,708                      $ 510,253,562

Food and Agriculture            February 29             $ 166,210                      $ 119,644,938

Gold                            February 29             $ 697,893                      $ 203,483,798

Health Care                     February 29             $ 3,154,240                    $ 2,878,657,848

Home Finance                    February 29             $ 1,268,540                    $ 743,204,206

Industrial Equipment            February 29             $ 30,533                       $ 33,145,587

Industrial Materials            February 29             $ 33,594                       $ 31,414,596

Insurance                       February 29             $ 92,743                       $ 99,969,519

Leisure                         February 29             $ 487,976                      $ 491,770,697

Medical Delivery                February 29             $ 205,755                      $ 69,113,520

Medical Equipment and Systems   February 29             $ 27,802                       $ 26,736,094

Multimedia                      February 29             $ 174,939                      $ 191,294,364

Natural Gas                     February 29             $ 120,268                      $ 60,896,834

Natural Resources               February 29             $ 38,814                       $ 22,501,067

Paper and Forest Products       February 29             $ 190,711                      $ 96,596,204

Retailing                       February 29             $ 401,260                      $ 371,624,261

Software and Computer Services  February 29             $ 205,644                      $ 264,434,307

Technology                      February 29             $ 2,835,925                    $ 3,845,384,058

Telecommunications              February 29             $ 1,610,675                    $ 1,870,703,705

Transportation                  February 29             $ 76,222                       $ 64,871,756

Utilities Growth                February 29             $ 634,490                      $ 533,560,435



   * The provision of research services was not necessarily a factor in the placement of all this business with such firms.

   For the fiscal year ended February 29, 2000 the money market fund paid no brokerage commissions to firms for providing research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwriting.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those
of other funds        or investment accounts managed by FMR    or
its     affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each fund's NAV is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

STOCK FUNDS. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign
securities in their local currency. F   idelity     S   ervice
    C   ompany (FSC)     gathers all exchange rates daily at the close
of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in
futures contracts and    A    DRs, market and trading trends, the
bid/ask quotes of brokers and off-exchange institutional trading.

MONEY MARKET FUND. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE

A fund may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. The share price of a stock
fund, the yield of    a     money market fund, and return fluctuate in
response to market conditions and other factors, and the value of a stock fund's shares when redeemed may be more or less than their original cost.

YIELD CALCULATIONS (MONEY MARKET FUND). To compute the yield for the
   money market     fund for a period, the net change in value of a
hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The
   money market     fund also may calculate an effective yield by
compounding the base period return over a one-year period. In addition
to the current yield, the    money market     fund may quote yields in
advertising based on any historical seven-day period. Yields for the
   money market     fund are calculated on the same basis as other
money market funds, as required by applicable regulation.

Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

RETURN CALCULATIONS. Returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a fund's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth
on a compounded basis in ten years.        While average annual
returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to return.
Returns may be quoted on a before-tax or after-tax basis   . After-tax
returns reflect the return of a hypothetical account after payment of federal and/or state taxes using assumed tax rates. After-tax returns may assume that taxes are paid at the time of distribution or once a year or are paid in cash or by selling shares, that shares are held through the entire period, sold on the last day of the period, or sold at a future date, and distributions are reinvested or paid in cash.
Returns     may    or may not include the effect of a     fund's
maximum sales charge or the effect of a stock fund's trading fee. Excluding a fund's sales charge or trading fee from a return calculation produces a higher return figure. Returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

NET ASSET VALUE. Charts and graphs using a fund's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.

MOVING AVERAGES. A stock fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.
    The 13-week and 39-week short-term moving averages    for each
fund     are shown    in the table     below.

Fund                             13-Week Short-Term Moving  39-Week Short-Term Moving
                                 Average                    Average


Air Transportation*              $ 28.14                    $ 28.10

Automotive*                      $ 20.18                    $ 22.49

Banking*                         $ 29.82                    $ 32.55

Biotechnology*                   $ 74.75                    $ 56.88

Brokerage and Investment         $ 44.91                    $ 42.23
Management*

Business Services and            $ 15.08                    $ 14.13
Outsourcing*

Chemicals*                       $ 36.27                    $ 35.96

Computers*                       $ 105.81                   $ 84.89

Construction and Housing*        $ 19.29                    $ 20.33

Consumer Industries*             $ 30.90                    $ 30.28

Cyclical Industries*             $ 12.52                    $ 12.78

Defense and Aerospace*           $ 35.29                    $ 36.37

Developing Communications*       $ 63.40                    $ 47.80

Electronics*                     $ 93.71                    $ 73.32

Energy*                          $ 22.93                    $ 23.45

Energy Service*                  $ 24.66                    $ 23.31

Environmental Services*          $ 9.76                     $ 11.25

Financial Services*              $ 89.16                    $ 94.23

Food and Agriculture*            $ 35.32                    $ 39.22

Gold*                            $ 14.06                    $ 13.77

Health Care*                     $ 128.02                   $ 125.33

Home Finance*                    $ 34.97                    $ 39.01

Industrial Equipment*            $ 25.81                    $ 25.94

Industrial Materials*            $ 22.42                    $ 23.09

Insurance*                       $ 31.83                    $ 34.43

Leisure*                         $ 88.08                    $ 82.52

Medical Delivery*                $ 16.27                    $ 16.87

Medical Equipment and Systems*   $ 13.43                    $ 12.70

Multimedia*                      $ 54.69                    $ 49.08

Natural Gas*                     $ 14.49                    $ 14.91

Natural Resources*               $ 11.69                    $ 11.66

Paper and Forest Products*       $ 23.60                    $ 23.40

Retailing*                       $ 54.24                    $ 54.65

Software and Computer Services*  $ 93.31                    $ 71.48

Technology*                      $ 153.74                   $ 114.94

Telecommunications*              $ 89.99                    $ 75.16

Transportation*                  $ 22.47                    $ 23.66

Utilities Growth*                $ 66.64                    $ 63.13



*    On February 29, 2000.

       HISTORICAL FUND RESULTS. The following table shows the money
market fund's 7-day yield and each fund's returns for    the
fiscal periods ended February 2   9, 2000    .    The money market
fund has a 3% sales charge, which is included in the average annual and cumulative returns. Each stock fund has a 3% sales charge and a trading fee, which are included in the average annual and cumulative returns.

                                                 Average Annual Returns                                 Cumulative Returns


                                Seven-Day Yield  One Year          Five Years  Ten Years/ Life of Fund  One Year

Air Transportation                                5.18%             18.35%      13.04%                   5.18%

Automotive                                        -19.95%           3.62%       10.10%                   -19.95%

Banking                                           -24.48%           16.55%     18.52%                   -24.48%

Biotechnology                                     164.95%           43.11%      29.82%                   164.95%

Brokerage and Investment                          15.49%            29.00%      22.07%                   15.49%
Management

Business Services and                             8.71%            n/a          21.46%*                  8.71%
Outsourcing

Chemicals                                         7.70%            7.58%       11.52%                   7.70%

Computers                                         112.92%           51.87%      36.77%                   112.92%

Construction and Housing                          -20.80%           9.42%       11.39%                   -20.80%

Consumer Industries                               -7.48%            18.64%      15.76%*                  -7.48%

Cyclical Industries                               -1.71%           n/a          5.53%*                   -1.71%

Defense and Aerospace                             0.07%             17.06%      14.74%                   0.07%

Developing Communications                         158.07%           46.11%      34.37%*                  158.07%

Electronics                                       169.64%           60.16%      39.82%                   169.64%

Energy                                            40.47%            13.94%      8.23%                    40.47%

Energy Service                                    114.53%           23.71%      11.53%                   114.53%

Environmental Services                            -27.32%          -0.88%      -0.29%                   -27.32%

Financial Services                                -17.17%           19.03%      18.75%                   -17.17%

Food and Agriculture                              -30.09%           7.87%       11.43%                   -30.09%

Gold                                              1.93%             -5.29%      -2.32%                   1.93%

Health Care                                       -1.96%            23.42%      22.72%                   -1.96%

Home Finance                                      -27.21%           10.50%      18.81%                   -27.21%

Industrial Equipment                              15.34%            18.85%      15.48%                   15.34%

Industrial Materials                              -6.20%            0.76%       6.82%                    -6.20%

Insurance                                         -24.53%           14.50%      13.78%                   -24.53%

Leisure                                           10.40%            25.75%      19.62%                   10.40%

Medical Delivery                                  -22.09%           -0.12%      10.59%                   -22.09%

Medical Equipment and Systems                     21.84%           n/a          23.48%*                  21.84%

Multimedia                                        23.72%            24.87%      20.96%                   23.72%

Natural Gas                                       40.28%            12.00%      7.18%*                   40.28%

Natural Resources                                 43.89%           n/a          5.22%*                   43.89%

Paper and Forest Products                         16.48%            6.22%       10.82%                   16.48%

Retailing                                         -14.86%           19.89%      18.46%                   -14.86%

Software and Computer Services                    94.74%            41.62%      32.19%                   94.74%

Technology                                        175.52%           55.52%      37.65%                   175.52%

Telecommunications                                79.27%            34.22%      23.96%                   79.27%

Transportation                                    -0.99%            10.19%      13.48%                   -0.99%

Utilities Growth                                  25.80%            27.48%      18.03%                   25.80%

Money Market                     5.53%            1.93%             4.56%       4.60%                    1.93%




                                Cumulative Returns


                                Five Years  Ten Years/ Life of Fund

Air Transportation               132.22%     240.79%

Automotive                       19.46%      161.72%

Banking                          115.07%     446.71%

Biotechnology                    500.24%     1,259.94%

Brokerage and Investment         257.26%     634.93%
Management

Business Services and           n/a          49.48%*
Outsourcing

Chemicals                        44.10%      197.61%

Computers                        707.88%     2,190.68%

Construction and Housing         56.84%      193.98%

Consumer Industries              135.07%     311.37%*

Cyclical Industries             n/a          17.50%*

Defense and Aerospace            119.79%     295.38%

Developing Communications        565.87%     1,639.44%*

Electronics                      953.83%     2,754.56%

Energy                           91.99%      120.63%

Energy Service                   189.69%     197.74%

Environmental Services           -4.33%      -2.83%

Financial Services               138.93%     457.42%

Food and Agriculture             46.03%      195.24%

Gold                             -23.81%     -20.89%

Health Care                      186.40%     674.49%

Home Finance                     64.77%      460.36%

Industrial Equipment             137.15%     321.80%

Industrial Materials             3.85%       93.36%

Insurance                        96.78%      263.48%

Leisure                          214.46%     499.69%

Medical Delivery                 -0.62%      173.60%

Medical Equipment and Systems   n/a          47.44%*

Multimedia                       203.58%     570.77%

Natural Gas                      76.25%      60.92%*

Natural Resources               n/a          16.45%*

Paper and Forest Products        35.21%      179.25%

Retailing                        147.66%     444.06%

Software and Computer Services   469.64%     1,529.22%

Technology                       809.68%     2,341.31%

Telecommunications               335.62%     756.50%

Transportation                   62.41%      254.20%

Utilities Growth                 236.70%     424.75%

Money Market                     24.98%      56.79%



* From commencement of operations (June 29, 1990 for Consumer
Industries and Developing Communications; April 21, 1993 for Natural Gas; March 3, 1997 for Cyclical Industries and Natural Resources;
February 4, 1998 for Business Services and Outsourcing; and April 28, 1998 for Medical Equipment and Systems).

Note: If FMR had not reimbursed certain fund expenses during these
periods,    Air Transportation's, Automotive's, Banking's,
Biotechnology's, Brokerage and Investment Management's, Business Services and Outsourcing's, Chemicals', Construction and Housing's, Consumer Industries', Cyclical Industries', Defense and Aerospace's, Developing Communications', Electronics', Home Finance's, Industrial Equipment's, Industrial Materials', Insurance's, Multimedia's, Natural Resources', Paper and Forest Products', Retailing's, Software and Computer Services', and Transportation's returns would have been lower.

The following tables show the income and capital elements of each fund's cumulative return. The tables compare each fund's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI),
over the same period   .     The S&P 500 and DJIA comparisons are
provided to show how each fund's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because the money market fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth
potential than the        fund, but generally experience greater price
volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income
investment such as the fund. Each    of the stock funds     has the
ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.

The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the 10-year period ended
February 2   9    ,    2000     or life of each fund, as applicable,
assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.

   D    uring the 10-year period ended February 2   9, 2000    , a
hypothetical $10,000 investment in Air Transportation Portfolio would
have grown to $   34,087    , including the effect of the fund's
   maximum     sales charge.


AIR TRANSPORTATION PORTFOLIO

Fiscal Year Ended          Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value
                           Investment                Distributions                Gain Distributions

2000                       $ 23,538                  $ 0                          $ 10,549                     $ 34,087

1999                       $ 24,704                  $ 0                          $ 6,711                      $ 31,415

1998                       $ 23,903                  $ 0                          $ 6,271                      $ 30,174

1997                       $ 15,769                  $ 0                          $ 2,960                      $ 18,729

1996                       $ 18,786                  $ 0                          $ 3,263                      $ 22,049

1995                       $ 12,396                  $ 0                          $ 1,838                      $ 14,234

1994                       $ 15,235                  $ 0                          $ 1,024                      $ 16,259

1993                       $ 12,103                  $ 0                          $ 602                        $ 12,708

1992                       $ 12,601                  $ 0                          $ 261                        $ 12,862

1991                       $ 10,563                  $ 0                          $ 0                          $ 10,563





AIR TRANSPORTATION PORTFOLIO  INDEXES

Fiscal Year Ended             S&P 500   DJIA      Cost of Living


2000                          $ 52,547  $ 49,417  $ 13,258

1999                          $ 47,029  $ 44,732  $ 12,852

1998                          $ 39,278  $ 40,389  $ 12,648

1997                          $ 29,094  $ 31,953  $ 12,469

1996                          $ 23,061  $ 24,957  $ 12,102

1995                          $ 17,120  $ 17,825  $ 11,789

1994                          $ 15,947  $ 16,574  $ 11,461

1993                          $ 14,719  $ 14,177  $ 11,180

1992                          $ 13,300  $ 13,342  $ 10,828

1991                          $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Air
Transportation Portfolio on March 1, 19   90    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   18,819    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   7,315     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9, 2000    , a
hypothetical $10,000 investment in Automotive Portfolio would have
grown to $   26,179    , including the effect of the fund's    maximum
    sales charge.


AUTOMOTIVE PORTFOLIO                                                                                              INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 15,848                  $ 602                         $ 9,729                      $ 26,179     $ 52,547

1999            $ 19,186                  $ 729                         $ 11,778                     $ 31,693     $ 47,029

1998            $ 22,664                  $ 835                         $ 11,146                     $ 34,645     $ 39,278

1997            $ 20,916                  $ 676                         $ 6,625                      $ 28,217     $ 29,094

1996            $ 18,007                  $ 416                         $ 4,974                      $ 23,397     $ 23,061

1995            $ 16,351                  $ 377                         $ 4,517                      $ 21,245     $ 17,120

1994            $ 20,999                  $ 418                         $ 2,888                      $ 24,305     $ 15,947

1993            $ 17,051                  $ 297                         $ 1,284                      $ 18,632     $ 14,719

1992            $ 14,142                  $ 197                         $ 776                        $ 15,115     $ 13,300

1991            $ 10,170                  $ 142                         $ 0                          $ 10,312     $ 11,465





AUTOMOTIVE PORTFOLIO  INDEXES

Fiscal Year Ended     DJIA      Cost of Living


2000                  $ 49,417  $ 13,258

1999                  $ 44,732  $ 12,852

1998                  $ 40,389  $ 12,648

1997                  $ 31,953  $ 12,469

1996                  $ 24,957  $ 12,102

1995                  $ 17,825  $ 11,789

1994                  $ 16,574  $ 11,461

1993                  $ 14,177  $ 11,180

1992                  $ 13,342  $ 10,828

1991                  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Automotive
Portfolio on March 1, 19   90    , assuming the    maximum     sales
charge had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   21,882    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   503     for dividends and $   8,719     for
capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in
    Bank   ing     Portfolio would have grown to $   54,678    ,
including the effect of the fund's    maximum     sales charge.


BANKING PORTFOLIO                                                                                                 INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 24,177                  $ 3,433                       $ 27,068                     $ 54,678     $ 52,547

1999            $ 37,969                  $ 4,691                       $ 27,499                     $ 70,159     $ 47,029

1998            $ 39,439                  $ 4,418                       $ 24,190                     $ 68,047     $ 39,278

1997            $ 29,977                  $ 3,002                       $ 16,820                     $ 49,799     $ 29,094

1996            $ 22,259                  $ 1,870                       $ 10,616                     $ 34,745     $ 23,061

1995            $ 16,450                  $ 1,117                       $ 7,085                      $ 24,652     $ 17,120

1994            $ 16,432                  $ 750                         $ 5,689                      $ 22,871     $ 15,947

1993            $ 19,071                  $ 689                         $ 1,723                      $ 21,483     $ 14,719

1992            $ 14,422                  $ 427                         $ 616                        $ 15,465     $ 13,300

1991            $ 9,234                   $ 162                         $ 0                          $ 9,396      $ 11,465





BANKING PORTFOLIO  INDEXES

Fiscal Year Ended  DJIA      Cost of Living


2000               $ 49,417  $ 13,258

1999               $ 44,732  $ 12,852

1998               $ 40,389  $ 12,648

1997               $ 31,953  $ 12,469

1996               $ 24,957  $ 12,102

1995               $ 17,825  $ 11,789

1994               $ 16,574  $ 11,461

1993               $ 14,177  $ 11,180

1992               $ 13,342  $ 10,828

1991               $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in
    Bank   ing     Portfolio on March 1, 19   90    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   41,941    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   2,064     for dividends and $   18,012     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Biotechnology
Portfolio would have grown to $   136,001    , including the effect of
the fund's    maximum     sales charge.


BIOTECHNOLOGY PORTFOLIO                                                                                           INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                Gain Distributions

2000             $ 71,859                  $ 338                        $ 63,804                     $ 136,001    $ 52,547

1999             $ 27,700                  $ 130                        $ 21,948                     $ 49,778     $ 47,029

1998             $ 23,125                  $ 108                        $ 15,921                     $ 39,154     $ 39,278

1997             $ 22,937                  $ 108                        $ 10,677                     $ 33,722     $ 29,094

1996             $ 24,518                  $ 87                         $ 7,253                      $ 31,858     $ 23,061

1995             $ 16,948                  $ 13                         $ 5,014                      $ 21,975     $ 17,120

1994             $ 18,496                  $ 15                         $ 5,471                      $ 23,982     $ 15,947

1993             $ 15,140                  $ 11                         $ 4,479                      $ 19,630     $ 14,719

1992             $ 22,073                  $ 17                         $ 2,811                      $ 24,901     $ 13,300

1991             $ 17,002                  $ 0                          $ 598                        $ 17,600     $ 11,465





BIOTECHNOLOGY PORTFOLIO  INDEXES

Fiscal Year Ended        DJIA      Cost of Living


2000                     $ 49,417  $ 13,258

1999                     $ 44,732  $ 12,852

1998                     $ 40,389  $ 12,648

1997                     $ 31,953  $ 12,469

1996                     $ 24,957  $ 12,102

1995                     $ 17,825  $ 11,789

1994                     $ 16,574  $ 11,461

1993                     $ 14,177  $ 11,180

1992                     $ 13,342  $ 10,828

1991                     $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in
Biotechnology Portfolio on March 1, 19   90    , assuming the maximum
sales charge had been in effect, the net amount invested in fund
shares was $   9,700    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   29,479    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   80     for
dividends and $   13,907     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Brokerage and
Investment Management Portfolio would have grown to $   73,500    ,
including the effect of the fund's    maximum     sales charge.


BROKERAGE AND INVESTMENT                                                                                          INDEXES
MANAGEMENT PORTFOLIO

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                Gain Distributions

2000             $ 53,268                  $ 1,357                      $ 18,875                     $ 73,500     $ 52,547

1999             $ 47,987                  $ 1,152                      $ 12,555                     $ 61,694     $ 47,029

1998             $ 46,378                  $ 1,099                      $ 11,412                     $ 58,889     $ 39,278

1997             $ 30,033                  $ 612                        $ 6,730                      $ 37,375     $ 29,094

1996             $ 21,557                  $ 364                        $ 3,986                      $ 25,907     $ 23,061

1995             $ 18,083                  $ 259                        $ 1,611                      $ 19,952     $ 17,120

1994             $ 20,694                  $ 297                        $ 1,843                      $ 22,834     $ 15,947

1993             $ 16,579                  $ 226                        $ 0                          $ 16,805     $ 14,719

1992             $ 14,911                  $ 204                        $ 0                          $ 15,115     $ 13,300

1991             $ 9,677                   $ 122                        $ 0                          $ 9,799      $ 11,465





BROKERAGE AND
INVESTMENT         INDEXES
MANAGEMENT
PORTFOLIO

Fiscal Year Ended  DJIA      Cost of Living


2000               $ 49,417  $ 13,258

1999               $ 44,732  $ 12,852

1998               $ 40,389  $ 12,648

1997               $ 31,953  $ 12,469

1996               $ 24,957  $ 12,102

1995               $ 17,825  $ 11,789

1994               $ 16,574  $ 11,461

1993               $ 14,177  $ 11,180

1992               $ 13,342  $ 10,828

1991               $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Brokerage
and Investment Management Portfolio on March 1, 19   90    , assuming
the    maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   21,420    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   420     for dividends and $   9,117     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the period from February 4,    1998     (commencement of
operations) to February 2   9    ,    2000    , a hypothetical $10,000
investment in Business Services and Outsourcing Portfolio would have
grown to $   14,955    , including the effect of the fund's
   maximum     sales charge.


BUSINESS SERVICES AND                                                                                             INDEXES
OUTSOURCING PORTFOLIO

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                Gain Distributions

2000             $ 13,580                  $ 0                          $ 1,375                      $ 14,955     $ 13,961

1999             $ 13,163                  $ 0                          $ 172                        $ 13,335     $ 12,495

1998*            $ 10,563                  $ 0                          $ 0                          $ 10,563     $ 10,435





BUSINESS SERVICES AND  INDEXES
OUTSOURCING PORTFOLIO

Fiscal Year Ended      DJIA      Cost of Living**


2000                   $ 12,876  $ 10,501

1999                   $ 11,655  $ 10,179

1998*                  $ 10,524  $ 10,019



* From February 4, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Business Services and Outsourcing Portfolio on February 4, 1998, assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   11,387    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   1,348     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Chemicals Portfolio
would have grown to $   29,768    , including the effect of the fund's
   maximum     sales charge.


CHEMICALS PORTFOLIO                                                                                               INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                Gain Distributions

2000             $ 14,522                  $ 841                        $ 14,405                     $ 29,768     $ 52,547

1999             $ 13,366                  $ 707                        $ 12,720                     $ 26,793     $ 47,029

1998             $ 19,727                  $ 987                        $ 14,382                     $ 35,096     $ 39,278

1997             $ 18,278                  $ 907                        $ 10,192                     $ 29,377     $ 29,094

1996             $ 16,989                  $ 768                        $ 7,774                      $ 25,531     $ 23,061

1995             $ 14,574                  $ 612                        $ 4,842                      $ 20,028     $ 17,120

1994             $ 13,607                  $ 445                        $ 4,173                      $ 18,225     $ 15,947

1993             $ 12,300                  $ 281                        $ 2,160                      $ 14,741     $ 14,719

1992             $ 13,705                  $ 149                        $ 709                        $ 14,563     $ 13,300

1991             $ 11,105                  $ 47                         $ 276                        $ 11,428     $ 11,465





CHEMICALS PORTFOLIO  INDEXES

Fiscal Year Ended    DJIA      Cost of Living


2000                 $ 49,417  $ 13,258

1999                 $ 44,732  $ 12,852

1998                 $ 40,389  $ 12,648

1997                 $ 31,953  $ 12,469

1996                 $ 24,957  $ 12,102

1995                 $ 17,825  $ 11,789

1994                 $ 16,574  $ 11,461

1993                 $ 14,177  $ 11,180

1992                 $ 13,342  $ 10,828

1991                 $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Chemicals
Portfolio on March 1, 19   90    , assuming the maximum sales charge
had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   25,601    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   597     for dividends and $   10,203
for capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Computers Portfolio
would have grown to $   229,076    , including the effect of the
fund's    maximum     sales charge.


COMPUTERS PORTFOLIO                                                                                               INDEXES

Fiscal Year
Ended            Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value  S&P 500
                 Investment                Distributions                Gain Distributions

2000             $ 102,065                 $ 2,623                      $ 124,388                    $ 229,076    $ 52,547

1999             $ 54,539                  $ 1,401                      $ 48,383                     $ 104,323    $ 47,029

1998             $ 32,769                  $ 842                        $ 29,071                     $ 62,682     $ 39,278

1997             $ 38,489                  $ 989                        $ 12,616                     $ 52,094     $ 29,094

1996             $ 32,730                  $ 840                        $ 8,451                      $ 42,021     $ 23,061

1995             $ 24,465                  $ 629                        $ 2,408                      $ 27,502     $ 17,120

1994             $ 21,554                  $ 553                        $ 2,122                      $ 24,229     $ 15,947

1993             $ 16,074                  $ 412                        $ 217                        $ 16,703     $ 14,719

1992             $ 15,778                  $ 406                        $ 213                        $ 16,397     $ 13,300

1991             $ 13,122                  $ 120                        $ 0                          $ 13,242     $ 11,465





COMPUTERS PORTFOLIO  INDEXES

Fiscal Year Ended    DJIA      Cost of Living


2000                 $ 49,417  $ 13,258

1999                 $ 44,732  $ 12,852

1998                 $ 40,389  $ 12,648

1997                 $ 31,953  $ 12,469

1996                 $ 24,957  $ 12,102

1995                 $ 17,825  $ 11,789

1994                 $ 16,574  $ 11,461

1993                 $ 14,177  $ 11,180

1992                 $ 13,342  $ 10,828

1991                 $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Computers
Portfolio on March 1, 19   90    , assuming the maximum sales charge
had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   58,702    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   311     for dividends and $   30,640
for capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Construction and
Housing Portfolio would have grown to $   29,405    , including the
effect of the fund's    maximum     sales charge.


CONSTRUCTION AND HOUSING
PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value
                          Investment                Distributions                Gain Distributions

2000                      $ 14,878                  $ 318                        $ 14,209                     $ 29,405

1999                      $ 21,345                  $ 456                        $ 14,180                     $ 35,981

1998                      $ 21,866                  $ 467                        $ 14,444                     $ 36,777

1997                      $ 18,769                  $ 372                        $ 7,121                      $ 26,262

1996                      $ 16,687                  $ 310                        $ 5,139                      $ 22,136

1995                      $ 14,324                  $ 200                        $ 3,654                      $ 18,178

1994                      $ 16,909                  $ 236                        $ 3,640                      $ 20,785

1993                      $ 13,428                  $ 188                        $ 2,693                      $ 16,309

1992                      $ 11,654                  $ 162                        $ 2,327                      $ 14,143

1991                      $ 9,640                   $ 135                        $ 1,070                      $ 10,845





CONSTRUCTION AND HOUSING  INDEXES
PORTFOLIO

Fiscal Year Ended         S&P 500   DJIA      Cost of Living


2000                      $ 52,547  $ 49,417  $ 13,258

1999                      $ 47,029  $ 44,732  $ 12,852

1998                      $ 39,278  $ 40,389  $ 12,648

1997                      $ 29,094  $ 31,953  $ 12,469

1996                      $ 23,061  $ 24,957  $ 12,102

1995                      $ 17,120  $ 17,825  $ 11,789

1994                      $ 15,947  $ 16,574  $ 11,461

1993                      $ 14,719  $ 14,177  $ 11,180

1992                      $ 13,300  $ 13,342  $ 10,828

1991                      $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in
Construction and Housing Portfolio on March 1, 19   90    , assuming
the maximum sales charge had been in effect, the net amount invested
in fund shares was $   9,700    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   24,890.     If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   230     for
dividends and $   10,314     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the period from June 29, 1990 (commencement of
operations) to February 2   9    ,    2000    , a hypothetical $10,000
investment in Consumer Industries Portfolio would have grown to
$   41,144    , including the effect of the fund's maximum sales
charge.


CONSUMER INDUSTRIES PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 27,606                  $ 234                         $ 13,304                     $ 41,144

1999                      $ 30,856                  $ 232                         $ 12,016                     $ 43,104

1998                      $ 26,491                  $ 200                         $ 9,175                      $ 35,866

1997                      $ 20,040                  $ 152                         $ 5,361                      $ 25,553

1996                      $ 17,305                  $ 130                         $ 4,630                      $ 22,065

1995                      $ 13,493                  $ 82                          $ 3,397                      $ 16,972

1994                      $ 14,783                  $ 90                          $ 2,916                      $ 17,789

1993                      $ 12,581                  $ 77                          $ 1,193                      $ 13,851

1992                      $ 13,512                  $ 83                          $ 241                        $ 13,836

1991*                     $ 10,505                  $ 65                          $ 0                          $ 10,570





CONSUMER INDUSTRIES PORTFOLIO  INDEXES

Fiscal Year Ended              S&P 500   DJIA      Cost of Living**


2000                           $ 48,166  $ 44,518  $ 13,064

1999                           $ 43,109  $ 40,297  $ 12,664

1998                           $ 36,003  $ 36,385  $ 12,463

1997                           $ 26,669  $ 28,785  $ 12,286

1996                           $ 21,138  $ 22,483  $ 11,925

1995                           $ 15,693  $ 16,058  $ 11,617

1994                           $ 14,618  $ 14,931  $ 11,293

1993                           $ 13,492  $ 12,772  $ 11,016

1992                           $ 12,191  $ 12,019  $ 10,670

1991*                          $ 10,509  $ 10,269  $ 10,377



* From June 29, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Consumer
Industries Portfolio on June 29, 1990, assuming the    maximum
sales charge had been in effect, the net amount invested in fund
shares was $   9,700    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   19,689    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   97     for
dividends and $   7,663     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the period from March 3, 1997 (commencement of
operations) to February 2   9    ,    2000    , a hypothetical $10,000
investment in Cyclical Industries Portfolio would have grown to
$   11,757    , including the effect of the fund's    maximum
sales charge.


CYCLICAL INDUSTRIES PORTFOLIO

Fiscal Year Ended          Value of Initial $10,000  Value of Reinvested Divided  Value of Reinvested Capital  Total Value
                           Investment                Distributions                Gain Distributions

2000                       $ 11,204                  $ 0                          $ 553                        $ 11,757

1999                       $ 11,048                  $ 0                          $ 546                        $ 11,594

1998*                      $ 11,708                  $ 0                          $ 492                        $ 12,200





CYCLICAL INDUSTRIES PORTFOLIO  INDEXES

Fiscal Year Ended              S&P 500   DJIA      Cost of Living**


2000                           $ 17,956  $ 15,371  $ 10,633

1999                           $ 16,071  $ 13,914  $ 10,307

1998*                          $ 13,422  $ 12,563  $ 10,144



* From March 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Cyclical
Industries Portfolio on March 3, 1997, assuming the    maximum
sales charge had been in effect, the net amount invested in fund
shares was $   9,700    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,537    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   534     for capital gain distributions. The figures in the
table do not include the effect of a stock fund's trading fee or exchange fee.

During the 10-year period ended February 2   9    ,    2000    , a
hypothetical $10,000 investment in Defense and Aerospace Portfolio
would have grown to $   39,545    , including the effect of the fund's
   maximum     sales charge.


DEFENSE AND AEROSPACE PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 28,511                  $ 562                         $ 10,472                     $ 39,545

1999                      $ 28,088                  $ 553                         $ 9,663                      $ 38,304

1998                      $ 31,174                  $ 615                         $ 10,725                     $ 42,514

1997                      $ 24,014                  $ 473                         $ 5,310                      $ 29,797

1996                      $ 22,379                  $ 441                         $ 2,896                      $ 25,716

1995                      $ 16,297                  $ 321                         $ 828                        $ 17,446

1994                      $ 15,882                  $ 313                         $ 559                        $ 16,754

1993                      $ 12,513                  $ 176                         $ 0                          $ 12,689

1992                      $ 12,388                  $ 174                         $ 0                          $ 12,562

1991                      $ 10,746                  $ 106                         $ 0                          $ 10,850





DEFENSE AND AEROSPACE PORTFOLIO  INDEXES

Fiscal Year Ended                S&P 500   DJIA      Cost of Living


2000                             $ 52,547  $ 49,417  $ 13,258

1999                             $ 47,029  $ 44,732  $ 12,852

1998                             $ 39,278  $ 40,389  $ 12,648

1997                             $ 29,094  $ 31,953  $ 12,469

1996                             $ 23,061  $ 24,957  $ 12,102

1995                             $ 17,120  $ 17,825  $ 11,789

1994                             $ 15,947  $ 16,574  $ 11,461

1993                             $ 14,719  $ 14,177  $ 11,180

1992                             $ 13,300  $ 13,342  $ 10,828

1991                             $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Defense
and Aerospace Portfolio on March 1, 19   90    , assuming the maximum
sales charge had been in effect, the net amount invested in fund
shares was $   9,700    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   18,555    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   232     for
dividends and $   7,061     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the period from June 29, 1990 (commencement of
operations) to February 2   9    ,    2000    , a hypothetical $10,000
investment in Developing Communications Portfolio would have grown to
$   173,951    , including the effect of the fund's maximum sales
charge.


DEVELOPING COMMUNICATIONS
PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 79,356                  $ 0                           $ 94,595                     $ 173,951

1999                      $ 31,738                  $ 0                           $ 33,627                     $ 65,365

1998                      $ 19,536                  $ 0                           $ 20,563                     $ 40,099

1997                      $ 19,090                  $ 0                           $ 12,194                     $ 31,284

1996                      $ 18,837                  $ 0                           $ 12,034                     $ 30,871

1995                      $ 19,788                  $ 0                           $ 5,549                      $ 25,337

1994                      $ 19,061                  $ 0                           $ 3,238                      $ 22,299

1993                      $ 15,947                  $ 0                           $ 1,174                      $ 17,121

1992                      $ 13,997                  $ 0                           $ 1,002                      $ 14,999

1991*                     $ 10,777                  $ 0                           $ 0                          $ 10,777





DEVELOPING COMMUNICATIONS  INDEXES
PORTFOLIO

Fiscal Year Ended          S&P 500   DJIA      Cost of Living**


2000                       $ 48,166  $ 44,518  $ 13,064

1999                       $ 43,109  $ 40,297  $ 12,664

1998                       $ 36,003  $ 36,385  $ 12,463

1997                       $ 26,669  $ 28,785  $ 12,286

1996                       $ 21,138  $ 22,483  $ 11,925

1995                       $ 15,693  $ 16,058  $ 11,617

1994                       $ 14,618  $ 14,931  $ 11,293

1993                       $ 13,492  $ 12,772  $ 11,016

1992                       $ 12,191  $ 12,019  $ 10,670

1991*                      $ 10,509  $ 10,269  $ 10,377



* From June 29, 1990 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Developing Communications Portfolio on June 29, 1990, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   34,145    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   0     for dividends and $   15,957     for
capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9, 2000    , a
hypothetical $10,000 investment in Electronics Portfolio would have
grown to $   285,464,     including the effect of the fund's
   maximum     sales charge.


ELECTRONICS PORTFOLIO                                                                                             INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 136,338                 $ 169                         $ 148,957                    $ 285,464    $ 52,547

1999            $ 53,086                  $ 66                          $ 49,512                     $ 102,664    $ 47,029

1998            $ 39,237                  $ 49                          $ 36,595                     $ 75,881     $ 39,278

1997            $ 42,557                  $ 52                          $ 18,513                     $ 61,122     $ 29,094

1996            $ 31,601                  $ 39                          $ 13,747                     $ 45,387     $ 23,061

1995            $ 22,203                  $ 28                          $ 4,043                      $ 26,274     $ 17,120

1994            $ 19,815                  $ 24                          $ 3,608                      $ 23,447     $ 15,947

1993            $ 16,013                  $ 20                          $ 0                          $ 16,033     $ 14,719

1992            $ 14,657                  $ 18                          $ 0                          $ 14,675     $ 13,300

1991            $ 11,382                  $ 14                          $ 0                          $ 11,396     $ 11,465





ELECTRONICS PORTFOLIO  INDEXES

Fiscal Year Ended      DJIA      Cost of Living


2000                   $ 49,417  $ 13,258

1999                   $ 44,732  $ 12,852

1998                   $ 40,389  $ 12,648

1997                   $ 31,953  $ 12,469

1996                   $ 24,957  $ 12,102

1995                   $ 17,825  $ 11,789

1994                   $ 16,574  $ 11,461

1993                   $ 14,177  $ 11,180

1992                   $ 13,342  $ 10,828

1991                   $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in
Electronics Portfolio on March 1, 19   90    , assuming the maximum
sales charge had been in effect, the net amount invested in fund
shares was $   9,700    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   51,970    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   11     for
dividends and $   27,833     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

During the 10-year period ended February 2   9    ,    2000    , a
hypothetical $10,000 investment in Energy Portfolio would have grown
to $   22,070    , including the effect of the fund's    maximum
sales charge.


ENERGY PORTFOLIO                                                                                                  INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 13,025                  $ 1,080                       $ 7,965                      $ 22,070     $ 52,547

1999            $ 9,148                   $ 692                         $ 5,393                      $ 15,233     $ 47,029

1998            $ 11,949                  $ 895                         $ 6,686                      $ 19,530     $ 39,278

1997            $ 12,011                  $ 827                         $ 3,383                      $ 16,221     $ 29,094

1996            $ 10,692                  $ 650                         $ 2,136                      $ 13,478     $ 23,061

1995            $ 9,074                   $ 484                         $ 1,588                      $ 11,146     $ 17,120

1994            $ 9,429                   $ 425                         $ 1,288                      $ 11,142     $ 15,947

1993            $ 8,928                   $ 383                         $ 847                        $ 10,158     $ 14,719

1992            $ 7,987                   $ 172                         $ 758                        $ 8,917      $ 13,300

1991            $ 8,719                   $ 82                          $ 815                        $ 9,616      $ 11,465





ENERGY PORTFOLIO   INDEXES

Fiscal Year Ended  DJIA      Cost of Living


2000               $ 49,417  $ 13,258

1999               $ 44,732  $ 12,852

1998               $ 40,389  $ 12,648

1997               $ 31,953  $ 12,469

1996               $ 24,957  $ 12,102

1995               $ 17,825  $ 11,789

1994               $ 16,574  $ 11,461

1993               $ 14,177  $ 11,180

1992               $ 13,342  $ 10,828

1991               $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Energy
Portfolio on March 1, 19   90    , assuming the    maximum     sales
charge had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   17,408    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   648     for dividends and $   5,067     for
capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Energy Service
Portfolio would have grown to $   29,782    , including the effect of
the fund's    maximum     sales charge.


ENERGY SERVICE PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 22,876                  $ 259                         $ 6,647                      $ 29,782

1999                      $ 10,340                  $ 117                         $ 3,004                      $ 13,461

1998                      $ 22,133                  $ 251                         $ 4,849                      $ 27,233

1997                      $ 16,161                  $ 183                         $ 2,003                      $ 18,347

1996                      $ 12,710                  $ 136                         $ 1,026                      $ 13,872

1995                      $ 9,455                   $ 75                          $ 439                        $ 9,969

1994                      $ 9,210                   $ 56                          $ 0                          $ 9,266

1993                      $ 8,697                   $ 14                          $ 0                          $ 8,711

1992                      $ 7,409                   $ 13                          $ 0                          $ 7,422

1991                      $ 10,664                  $ 18                          $ 0                          $ 10,682





ENERGY SERVICE PORTFOLIO  INDEXES

Fiscal Year Ended         S&P 500   DJIA      Cost of Living


2000                      $ 52,547  $ 49,417  $ 13,258

1999                      $ 47,029  $ 44,732  $ 12,852

1998                      $ 39,278  $ 40,389  $ 12,648

1997                      $ 29,094  $ 31,953  $ 12,469

1996                      $ 23,061  $ 24,957  $ 12,102

1995                      $ 17,120  $ 17,825  $ 11,789

1994                      $ 15,947  $ 16,574  $ 11,461

1993                      $ 14,719  $ 14,177  $ 11,180

1992                      $ 13,300  $ 13,342  $ 10,828

1991                      $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Energy
Service Portfolio on March 1, 19   90    , assuming the    maximum
sales charge had been in effect, the net amount invested in fund
shares was $   9,700    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   14,931    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   111     for
dividends and $   4,186     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Environmental
Services Portfolio would have grown to $   9,724    , including the
effect of the fund's    maximum     sales charge.


ENVIRONMENTAL SERVICES                                                                                            INDEXES
PORTFOLIO

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 8,532                   $ 0                           $ 1,192                      $ 9,724      $ 52,547

1999            $ 11,385                  $ 0                           $ 1,580                      $ 12,965     $ 47,029

1998            $ 14,675                  $ 0                           $ 1,996                      $ 16,671     $ 39,278

1997            $ 12,927                  $ 0                           $ 1,759                      $ 14,686     $ 29,094

1996            $ 11,073                  $ 0                           $ 1,487                      $ 12,560     $ 23,061

1995            $ 9,156                   $ 0                           $ 696                        $ 9,852      $ 17,120

1994            $ 10,636                  $ 0                           $ 808                        $ 11,444     $ 15,947

1993            $ 10,128                  $ 0                           $ 769                        $ 10,897     $ 14,719

1992            $ 11,626                  $ 0                           $ 446                        $ 12,072     $ 13,300

1991            $ 11,581                  $ 0                           $ 0                          $ 11,581     $ 11,465





ENVIRONMENTAL SERVICES  INDEXES
PORTFOLIO

Fiscal Year Ended       DJIA      Cost of Living


2000                    $ 49,417  $ 13,258

1999                    $ 44,732  $ 12,852

1998                    $ 40,389  $ 12,648

1997                    $ 31,953  $ 12,469

1996                    $ 24,957  $ 12,102

1995                    $ 17,825  $ 11,789

1994                    $ 16,574  $ 11,461

1993                    $ 14,177  $ 11,180

1992                    $ 13,342  $ 10,828

1991                    $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in
Environmental Services Portfolio on    March 1, 1990    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   11,420    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   1,355     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Financial Services
Portfolio would have grown to $   55,750    , including the effect of
the fund's    maximum     sales charge.


FINANCIAL SERVICES PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 26,484                  $ 3,145                       $ 26,121                     $ 55,750

1999                      $ 32,839                  $ 3,468                       $ 28,922                     $ 65,229

1998                      $ 33,641                  $ 3,439                       $ 23,082                     $ 60,162

1997                      $ 27,015                  $ 2,440                       $ 13,188                     $ 42,643

1996                      $ 21,400                  $ 1,648                       $ 8,414                      $ 31,462

1995                      $ 15,710                  $ 1,074                       $ 5,842                      $ 22,626

1994                      $ 16,690                  $ 834                         $ 4,082                      $ 21,606

1993                      $ 17,358                  $ 788                         $ 1,345                      $ 19,491

1992                      $ 13,612                  $ 459                         $ 0                          $ 14,071

1991                      $ 9,198                   $ 211                         $ 0                          $ 9,409





FINANCIAL SERVICES PORTFOLIO  INDEXES

Fiscal Year Ended             S&P 500   DJIA      Cost of Living


2000                          $ 52,547  $ 49,417  $ 13,258

1999                          $ 47,029  $ 44,732  $ 12,852

1998                          $ 39,278  $ 40,389  $ 12,648

1997                          $ 29,094  $ 31,953  $ 12,469

1996                          $ 23,061  $ 24,957  $ 12,102

1995                          $ 17,120  $ 17,825  $ 11,789

1994                          $ 15,947  $ 16,574  $ 11,461

1993                          $ 14,719  $ 14,177  $ 11,180

1992                          $ 13,300  $ 13,342  $ 10,828

1991                          $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Financial
Services Portfolio on March 1, 19   90    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   35,660    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   1,511     for dividends and $   15,214     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9, 2000    , a
hypothetical $10,000 investment in Food and Agriculture Portfolio
would have grown to $   29,531    , including the effect of the fund's
   maximum     sales charge.


FOOD AND AGRICULTURE PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 14,069                  $ 1,183                       $ 14,279                     $ 29,531

1999                      $ 20,706                  $ 1,276                       $ 18,952                     $ 40,934

1998                      $ 21,540                  $ 1,193                       $ 15,228                     $ 37,961

1997                      $ 19,652                  $ 819                         $ 10,246                     $ 30,717

1996                      $ 18,601                  $ 614                         $ 7,827                      $ 27,042

1995                      $ 14,356                  $ 370                         $ 4,881                      $ 19,607

1994                      $ 13,897                  $ 309                         $ 3,596                      $ 17,802

1993                      $ 13,619                  $ 259                         $ 2,061                      $ 15,939

1992                      $ 13,341                  $ 204                         $ 1,215                      $ 14,760

1991                      $ 11,907                  $ 134                         $ 389                        $ 12,430





FOOD AND AGRICULTURE PORTFOLIO  INDEXES

Fiscal Year Ended               S&P 500   DJIA      Cost of Living


2000                            $ 52,547  $ 49,417  $ 13,258

1999                            $ 47,029  $ 44,732  $ 12,852

1998                            $ 39,278  $ 40,389  $ 12,648

1997                            $ 29,094  $ 31,953  $ 12,469

1996                            $ 23,061  $ 24,957  $ 12,102

1995                            $ 17,120  $ 17,825  $ 11,789

1994                            $ 15,947  $ 16,574  $ 11,461

1993                            $ 14,719  $ 14,177  $ 11,180

1992                            $ 13,300  $ 13,342  $ 10,828

1991                            $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Food and
Agriculture Portfolio on March 1, 19   90    , assuming the maximum
sales charge had been in effect, the net amount invested in fund
shares was $   9,700    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   28,525    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   896     for
dividends and $   11,417     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Gold Portfolio would
have grown to $   7,918    , including the effect of the fund's
   maximum     sales charge.


GOLD PORTFOLIO                                                                                                    INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 7,346                   $ 0                           $ 572                        $ 7,918      $ 52,547

1999            $ 6,986                   $ 0                           $ 544                        $ 7,530      $ 47,029

1998            $ 8,285                   $ 0                           $ 646                        $ 8,931      $ 39,278

1997            $ 15,407                  $ 0                           $ 302                        $ 15,709     $ 29,094

1996            $ 14,807                  $ 0                           $ 0                          $ 14,807     $ 23,061

1995            $ 10,071                  $ 0                           $ 0                          $ 10,071     $ 17,120

1994            $ 12,376                  $ 0                           $ 0                          $ 12,376     $ 15,947

1993            $ 7,728                   $ 0                           $ 0                          $ 7,728      $ 14,719

1992            $ 7,373                   $ 0                           $ 0                          $ 7,373      $ 13,300

1991            $ 7,433                   $ 0                           $ 0                          $ 7,433      $ 11,465





GOLD PORTFOLIO     INDEXES

Fiscal Year Ended  DJIA      Cost of Living


2000               $ 49,417  $ 13,258

1999               $ 44,732  $ 12,852

1998               $ 40,389  $ 12,648

1997               $ 31,953  $ 12,469

1996               $ 24,957  $ 12,102

1995               $ 17,825  $ 11,789

1994               $ 16,574  $ 11,461

1993               $ 14,177  $ 11,180

1992               $ 13,342  $ 10,828

1991               $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Gold
Portfolio on March 1, 19   90    , assuming the    maximum     sales
charge had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   10,991    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   0     for dividends and $   978     for
capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Health Care
Portfolio would have grown to $   77,457,     including the effect of
the fund's    maximum     sales charge.


HEALTH CARE PORTFOLIO                                                                                             INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 28,586                  $ 1,722                       $ 47,149                     $ 77,457     $ 52,547

1999            $ 30,075                  $ 1,761                       $ 44,738                     $ 76,574     $ 47,029

1998            $ 24,882                  $ 1,363                       $ 33,957                     $ 60,202     $ 39,278

1997            $ 22,392                  $ 1,106                       $ 20,615                     $ 44,113     $ 29,094

1996            $ 21,959                  $ 830                         $ 13,846                     $ 36,635     $ 23,061

1995            $ 16,639                  $ 464                         $ 9,124                      $ 26,227     $ 17,120

1994            $ 13,837                  $ 203                         $ 5,944                      $ 19,984     $ 15,947

1993            $ 11,490                  $ 150                         $ 4,935                      $ 16,575     $ 14,719

1992            $ 17,376                  $ 166                         $ 4,424                      $ 21,966     $ 13,300

1991            $ 14,294                  $ 56                          $ 1,609                      $ 15,959     $ 11,465





HEALTH CARE PORTFOLIO  INDEXES

Fiscal Year Ended      DJIA      Cost of Living


2000                   $ 49,417  $ 13,258

1999                   $ 44,732  $ 12,852

1998                   $ 40,389  $ 12,648

1997                   $ 31,953  $ 12,469

1996                   $ 24,957  $ 12,102

1995                   $ 17,825  $ 11,789

1994                   $ 16,574  $ 11,461

1993                   $ 14,177  $ 11,180

1992                   $ 13,342  $ 10,828

1991                   $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Health
Care Portfolio on March 1, 19   90    , assuming the    maximum
sales charge had been in effect, the net amount invested in fund
shares was $   9,700    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   43,619    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   688     for
dividends and $   18,436     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9, 2000    , a
hypothetical $10,000 investment in Home Finance Portfolio would have
grown to $   56,044    , including the effect of the fund's
   maximum     sales charge.


HOME FINANCE PORTFOLIO                                                                                            INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 32,671                  $ 2,528                       $ 20,845                     $ 56,044     $ 52,547

1999            $ 44,474                  $ 3,082                       $ 27,050                     $ 74,606     $ 47,029

1998            $ 56,383                  $ 3,793                       $ 32,066                     $ 92,242     $ 39,278

1997            $ 48,606                  $ 2,800                       $ 18,267                     $ 69,673     $ 29,094

1996            $ 35,186                  $ 1,615                       $ 10,435                     $ 47,236     $ 23,061

1995            $ 25,275                  $ 963                         $ 6,740                      $ 32,978     $ 17,120

1994            $ 26,448                  $ 831                         $ 2,051                      $ 29,330     $ 15,947

1993            $ 23,436                  $ 726                         $ 359                        $ 24,521     $ 14,719

1992            $ 16,188                  $ 493                         $ 0                          $ 16,681     $ 13,300

1991            $ 10,588                  $ 190                         $ 0                          $ 10,778     $ 11,465





HOME FINANCE PORTFOLIO  INDEXES

Fiscal Year Ended       DJIA      Cost of Living


2000                    $ 49,417  $ 13,258

1999                    $ 44,732  $ 12,852

1998                    $ 40,389  $ 12,648

1997                    $ 31,953  $ 12,469

1996                    $ 24,957  $ 12,102

1995                    $ 17,825  $ 11,789

1994                    $ 16,574  $ 11,461

1993                    $ 14,177  $ 11,180

1992                    $ 13,342  $ 10,828

1991                    $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Home
Finance Portfolio on March 1, 19   90    , assuming the    maximum
sales charge had been in effect, the net amount invested in fund
shares was $   9,700    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   35,247    . If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   1,564     for
dividends and $   16,991     for capital gain distributions. The
figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Industrial Equipment
Portfolio would have grown to $   42,187,     including the effect of
the fund's    maximum     sales charge.


INDUSTRIAL EQUIPMENT PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 21,667                  $ 506                         $ 20,014                     $ 42,187

1999                      $ 20,722                  $ 470                         $ 14,265                     $ 35,457

1998                      $ 21,281                  $ 482                         $ 13,344                     $ 35,107

1997                      $ 20,952                  $ 450                         $ 6,515                      $ 27,917

1996                      $ 20,624                  $ 403                         $ 2,582                      $ 23,609

1995                      $ 16,460                  $ 283                         $ 507                        $ 17,250

1994                      $ 16,928                  $ 291                         $ 370                        $ 17,589

1993                      $ 12,353                  $ 204                         $ 0                          $ 12,557

1992                      $ 11,753                  $ 195                         $ 0                          $ 11,948

1991                      $ 9,708                   $ 66                          $ 0                          $ 9,774





INDUSTRIAL EQUIPMENT PORTFOLIO  INDEXES

Fiscal Year Ended               S&P 500   DJIA      Cost of Living


2000                            $ 52,547  $ 49,417  $ 13,258

1999                            $ 47,029  $ 44,732  $ 12,852

1998                            $ 39,278  $ 40,389  $ 12,648

1997                            $ 29,094  $ 31,953  $ 12,469

1996                            $ 23,061  $ 24,957  $ 12,102

1995                            $ 17,120  $ 17,825  $ 11,789

1994                            $ 15,947  $ 16,574  $ 11,461

1993                            $ 14,719  $ 14,177  $ 11,180

1992                            $ 13,300  $ 13,342  $ 10,828

1991                            $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Industrial
Equipment Portfolio on March 1, 19   90    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   28,367    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   271     for dividends and $   13,125     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Industrial Materials
Portfolio would have grown to $   19,343    , including the effect of
the fund's    maximum     sales charge.


INDUSTRIAL MATERIALS PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 14,632                  $ 871                         $ 3,840                      $ 19,343

1999                      $ 15,139                  $ 874                         $ 3,973                      $ 19,986

1998                      $ 18,625                  $ 1,078                       $ 4,887                      $ 24,590

1997                      $ 20,607                  $ 1,162                       $ 1,299                      $ 23,068

1996                      $ 19,422                  $ 1,049                       $ 0                          $ 20,471

1995                      $ 17,232                  $ 823                         $ 0                          $ 18,055

1994                      $ 16,144                  $ 628                         $ 0                          $ 16,772

1993                      $ 12,993                  $ 461                         $ 0                          $ 13,454

1992                      $ 12,337                  $ 377                         $ 0                          $ 12,714

1991                      $ 9,268                   $ 241                         $ 0                          $ 9,509





INDUSTRIAL MATERIALS PORTFOLIO  INDEXES

Fiscal Year Ended               S&P 500   DJIA      Cost of Living


2000                            $ 52,547  $ 49,417  $ 13,258

1999                            $ 47,029  $ 44,732  $ 12,852

1998                            $ 39,278  $ 40,389  $ 12,648

1997                            $ 29,094  $ 31,953  $ 12,469

1996                            $ 23,061  $ 24,957  $ 12,102

1995                            $ 17,120  $ 17,825  $ 11,789

1994                            $ 15,947  $ 16,574  $ 11,461

1993                            $ 14,719  $ 14,177  $ 11,180

1992                            $ 13,300  $ 13,342  $ 10,828

1991                            $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Industrial
Materials Portfolio on March 1, 19   90    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   15,493    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   738     for dividends and $   4,150     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Insurance Portfolio
would have grown to $   36,356    , including the effect of the fund's
   maximum     sales charge.


INSURANCE PORTFOLIO                                                                                               INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 18,894                  $ 440                         $ 17,022                     $ 36,356     $ 52,547

1999            $ 28,806                  $ 671                         $ 17,207                     $ 46,684     $ 47,029

1998            $ 28,779                  $ 669                         $ 13,055                     $ 42,503     $ 39,278

1997            $ 22,298                  $ 520                         $ 6,945                      $ 29,763     $ 29,094

1996            $ 18,299                  $ 399                         $ 4,503                      $ 23,201     $ 23,061

1995            $ 14,567                  $ 265                         $ 3,083                      $ 17,915     $ 17,120

1994            $ 13,268                  $ 241                         $ 2,808                      $ 16,317     $ 15,947

1993            $ 14,752                  $ 259                         $ 1,512                      $ 16,523     $ 14,719

1992            $ 12,831                  $ 202                         $ 0                          $ 13,033     $ 13,300

1991            $ 10,787                  $ 0                           $ 0                          $ 10,787     $ 11,465





INSURANCE PORTFOLIO  INDEXES

Fiscal Year Ended    DJIA      Cost of Living


2000                 $ 49,417  $ 13,258

1999                 $ 44,732  $ 12,852

1998                 $ 40,389  $ 12,648

1997                 $ 31,953  $ 12,469

1996                 $ 24,957  $ 12,102

1995                 $ 17,825  $ 11,789

1994                 $ 16,574  $ 11,461

1993                 $ 14,177  $ 11,180

1992                 $ 13,342  $ 10,828

1991                 $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Insurance
Portfolio on March 1, 19   90    , assuming the    maximum     sales
charge had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   29,895    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   273     for dividends and $   13,644
for capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Leisure Portfolio
would have grown to $   59,976    , including the effect of the fund's
   maximum     sales charge.


LEISURE PORTFOLIO                                                                                                 INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 31,967                  $ 326                         $ 27,683                     $ 59,976     $ 52,547

1999            $ 30,726                  $ 313                         $ 21,624                     $ 52,663     $ 47,029

1998            $ 23,505                  $ 239                         $ 14,546                     $ 38,290     $ 39,278

1997            $ 18,046                  $ 183                         $ 7,767                      $ 25,996     $ 29,094

1996            $ 17,419                  $ 178                         $ 6,007                      $ 23,604     $ 23,061

1995            $ 15,359                  $ 157                         $ 2,980                      $ 18,496     $ 17,120

1994            $ 17,091                  $ 174                         $ 1,432                      $ 18,697     $ 15,947

1993            $ 13,495                  $ 138                         $ 0                          $ 13,633     $ 14,719

1992            $ 12,054                  $ 123                         $ 0                          $ 12,177     $ 13,300

1991            $ 9,742                   $ 99                          $ 0                          $ 9,841      $ 11,465





LEISURE PORTFOLIO  INDEXES

Fiscal Year Ended  DJIA      Cost of Living


2000               $ 49,417  $ 13,258

1999               $ 44,732  $ 12,852

1998               $ 40,389  $ 12,648

1997               $ 31,953  $ 12,469

1996               $ 24,957  $ 12,102

1995               $ 17,825  $ 11,789

1994               $ 16,574  $ 11,461

1993               $ 14,177  $ 11,180

1992               $ 13,342  $ 10,828

1991               $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Leisure
Portfolio on March 1, 19   90    , assuming the    maximum     sales
charge had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   27,987    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   87     for dividends and    $12,598     for
capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Medical Delivery
Portfolio would have grown to $   27,367    , including the effect of
the fund's    maximum     sales charge.


MEDICAL DELIVERY PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 14,077                  $ 58                          $ 13,232                     $ 27,367

1999                      $ 17,510                  $ 71                          $ 16,458                     $ 34,039

1998                      $ 25,989                  $ 107                         $ 22,164                     $ 48,260

1997                      $ 25,961                  $ 107                         $ 13,498                     $ 39,566

1996                      $ 26,613                  $ 109                         $ 9,084                      $ 35,806

1995                      $ 21,272                  $ 87                          $ 5,332                      $ 26,691

1994                      $ 18,611                  $ 0                           $ 3,701                      $ 22,312

1993                      $ 13,270                  $ 0                           $ 2,639                      $ 15,909

1992                      $ 20,097                  $ 0                           $ 1,974                      $ 22,071

1991                      $ 15,445                  $ 0                           $ 459                        $ 15,904





MEDICAL DELIVERY PORTFOLIO  INDEXES

Fiscal Year Ended           S&P 500   DJIA      Cost of Living


2000                        $ 52,547  $ 49,417  $ 13,258

1999                        $ 47,029  $ 44,732  $ 12,852

1998                        $ 39,278  $ 40,389  $ 12,648

1997                        $ 29,094  $ 31,953  $ 12,469

1996                        $ 23,061  $ 24,957  $ 12,102

1995                        $ 17,120  $ 17,825  $ 11,789

1994                        $ 15,947  $ 16,574  $ 11,461

1993                        $ 14,719  $ 14,177  $ 11,180

1992                        $ 13,300  $ 13,342  $ 10,828

1991                        $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Medical
Delivery Portfolio on March 1, 19   90    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700. T    he cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   30,709    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   64     for dividends and $   14,674     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the period from April 2   8    , 1998 (commencement of
operations) to February 2   9    ,    2000    , a hypothetical $10,000
investment in Medical Equipment and Systems Portfolio would have grown
to $   14,751,     including the effect of the fund's    maximum
sales charge.


MEDICAL EQUIPMENT AND SYSTEMS
PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 14,269                  $ 0                           $ 482                        $ 14,751

1999*                     $ 11,737                  $ 0                           $ 0                          $ 11,737





MEDICAL EQUIPMENT AND SYSTEMS  INDEXES
PORTFOLIO

Fiscal Year Ended              S&P 500   DJIA      Cost of Living**


2000                           $ 12,910  $ 11,720  $ 10,443

1999*                          $ 11,554  $ 10,609  $ 10,123



* From April 28, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Medical Equipment and Systems Portfolio on April 28, 1998, assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   10,409    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   407     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   During the 10-year period ended February 29, 2000, a hypothetical $10,000 investment in Money Market Portfolio would have grown to $15,679, including the effect of the fund's maximum sales charge.


MONEY MARKET PORTFOLIO                                                                                            INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 9,700                   $ 5,979                       $ 0                          $ 15,679     $ 52,547

1999            $ 9,700                   $ 5,221                       $ 0                          $ 14,921     $ 47,029

1998            $ 9,700                   $ 4,500                       $ 0                          $ 14,200     $ 39,278

1997            $ 9,700                   $ 3,790                       $ 0                          $ 13,490     $ 29,094

1996            $ 9,700                   $ 3,146                       $ 0                          $ 12,846     $ 23,061

1995            $ 9,700                   $ 2,469                       $ 0                          $ 12,169     $ 17,120

1994            $ 9,700                   $ 1,969                       $ 0                          $ 11,669     $ 15,947

1993            $ 9,700                   $ 1,671                       $ 0                          $ 11,371     $ 14,719

1992            $ 9,700                   $ 1,310                       $ 0                          $ 11,010     $ 13,300

1991            $ 9,700                   $ 754                         $ 0                          $ 10,454     $ 11,465





MONEY MARKET PORTFOLIO  INDEXES

Fiscal Year Ended       DJIA      Cost of Living


2000                    $ 49,417  $ 13,258

1999                    $ 44,732  $ 12,852

1998                    $ 40,389  $ 12,648

1997                    $ 31,953  $ 12,469

1996                    $ 24,957  $ 12,102

1995                    $ 17,825  $ 11,789

1994                    $ 16,574  $ 11,461

1993                    $ 14,177  $ 11,180

1992                    $ 13,342  $ 10,828

1991                    $ 11,399  $ 10,531



   Explanatory Notes: With an initial investment of $10,000 in Money Market Portfolio on March 1, 1990, assuming the maximum sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,979. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $4,668 for dividends. The money market fund did not distribute any capital gains during the period.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Multimedia Portfolio
would have grown to $   67,084    , including the effect of the fund's
   maximum     sales charge.


MULTIMEDIA PORTFOLIO                                                                                              INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 41,934                  $ 39                          $ 25,111                     $ 67,084     $ 52,547

1999            $ 33,875                  $ 32                          $ 18,659                     $ 52,566     $ 47,029

1998            $ 26,375                  $ 25                          $ 12,059                     $ 38,459     $ 39,278

1997            $ 19,565                  $ 18                          $ 7,420                      $ 27,003     $ 29,094

1996            $ 21,348                  $ 20                          $ 6,914                      $ 28,282     $ 23,061

1995            $ 17,554                  $ 0                           $ 3,876                      $ 21,430     $ 17,120

1994            $ 18,748                  $ 0                           $ 849                        $ 19,597     $ 15,947

1993            $ 14,342                  $ 0                           $ 189                        $ 14,531     $ 14,719

1992            $ 12,645                  $ 0                           $ 0                          $ 12,645     $ 13,300

1991            $ 9,582                   $ 0                           $ 0                          $ 9,582      $ 11,465





MULTIMEDIA PORTFOLIO  INDEXES

Fiscal Year Ended     DJIA      Cost of Living


2000                  $ 49,417  $ 13,258

1999                  $ 44,732  $ 12,852

1998                  $ 40,389  $ 12,648

1997                  $ 31,953  $ 12,469

1996                  $ 24,957  $ 12,102

1995                  $ 17,825  $ 11,789

1994                  $ 16,574  $ 11,461

1993                  $ 14,177  $ 11,180

1992                  $ 13,342  $ 10,828

1991                  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Multimedia
Portfolio on March 1, 19   90    , assuming the    maximum     sales
charge had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   22,764    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   16     for dividends and $   9,920     for
capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the period from April 21, 1993 (commencement of
operations) to February 2   9    ,    2000    , a hypothetical $10,000
investment in Natural Gas Portfolio would have grown to
$   16,099    , including the effect of the fund's    maximum
sales charge.


NATURAL GAS PORTFOLIO                                                                                             INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 14,754                  $ 381                         $ 964                        $ 16,099     $ 35,564

1999            $ 10,272                  $ 183                         $ 671                        $ 11,126     $ 31,830

1998            $ 12,823                  $ 103                         $ 838                        $ 13,764     $ 26,583

1997            $ 12,125                  $ 97                          $ 436                        $ 12,658     $ 19,691

1996            $ 11,019                  $ 78                          $ 159                        $ 11,256     $ 15,608

1995            $ 8,711                   $ 20                          $ 125                        $ 8,856      $ 11,587

1994*           $ 9,196                   $ 0                           $ 132                        $ 9,328      $ 10,793





NATURAL GAS PORTFOLIO  INDEXES

Fiscal Year Ended      DJIA      Cost of Living**


2000                   $ 34,019  $ 11,785

1999                   $ 30,794  $ 11,424

1998                   $ 27,804  $ 11,243

1997                   $ 21,997  $ 11,083

1996                   $ 17,180  $ 10,757

1995                   $ 12,271  $ 10,479

1994*                  $ 11,410  $ 10,188



* From April 21, 1993 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Natural
Gas Portfolio on April 21, 1993, assuming the    maximum     sales
charge had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   11,027    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   262     for dividends and $   728     for
capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the period from March 3, 1997 (commencement of
operations) to February 2   9, 2000    , a hypothetical $10,000
investment in Natural Resources Portfolio would have grown to
$   11,652    , including the effect of the fund's    maximum
sales charge.


NATURAL RESOURCES PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 11,349                  $ 0                           $ 293                        $ 11,652

1999                      $ 7,653                   $ 0                           $ 198                        $ 7,851

1998*                     $ 10,146                  $ 0                           $ 262                        $ 10,408





NATURAL RESOURCES PORTFOLIO  INDEXES

Fiscal Year Ended            S&P 500   DJIA      Cost of Living**


2000                         $ 17,956  $ 15,371  $ 10,633

1999                         $ 16,071  $ 13,914  $ 10,307

1998*                        $ 13,422  $ 12,563  $ 10,144



* From March 3, 1997 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Natural
   Resources     Portfolio on March 3, 1997, assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   10,252    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   252     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Paper and Forest
Products Portfolio would have grown to $   27,932    , including the
effect of the fund's    maximum     sales charge.


PAPER AND FOREST PRODUCTS
PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 18,798                  $ 1,152                       $ 7,982                      $ 27,932

1999                      $ 15,644                  $ 959                         $ 6,643                      $ 23,246

1998                      $ 19,213                  $ 1,179                       $ 7,618                      $ 28,010

1997                      $ 18,340                  $ 1,075                       $ 4,829                      $ 24,244

1996                      $ 17,619                  $ 925                         $ 3,323                      $ 21,867

1995                      $ 17,925                  $ 864                         $ 1,239                      $ 20,028

1994                      $ 16,627                  $ 803                         $ 0                          $ 17,430

1993                      $ 13,634                  $ 649                         $ 0                          $ 14,283

1992                      $ 12,744                  $ 527                         $ 0                          $ 13,271

1991                      $ 10,014                  $ 169                         $ 0                          $ 10,183





PAPER AND FOREST PRODUCTS  INDEXES
PORTFOLIO

Fiscal Year Ended          S&P 500   DJIA      Cost of Living


2000                       $ 52,547  $ 49,417  $ 13,258

1999                       $ 47,029  $ 44,732  $ 12,852

1998                       $ 39,278  $ 40,389  $ 12,648

1997                       $ 29,094  $ 31,953  $ 12,469

1996                       $ 23,061  $ 24,957  $ 12,102

1995                       $ 17,120  $ 17,825  $ 11,789

1994                       $ 15,947  $ 16,574  $ 11,461

1993                       $ 14,719  $ 14,177  $ 11,180

1992                       $ 13,300  $ 13,342  $ 10,828

1991                       $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Paper and
Forest Products Portfolio on March 1, 19   90    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   18,190    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   670     for dividends and $   6,105     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9, 2000    , a
hypothetical $10,000 investment in Retailing Portfolio would have
grown to $   54,413    , including the effect of the fund's
   maximum     sales charge.


RETAILING PORTFOLIO                                                                                               INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 37,420                  $ 0                           $ 16,993                     $ 54,413     $ 52,547

1999            $ 50,096                  $ 0                           $ 11,845                     $ 61,941     $ 47,029

1998            $ 37,138                  $ 0                           $ 8,187                      $ 45,325     $ 39,278

1997            $ 24,677                  $ 0                           $ 5,023                      $ 29,700     $ 29,094

1996            $ 20,684                  $ 0                           $ 4,151                      $ 24,835     $ 23,061

1995            $ 17,745                  $ 0                           $ 3,561                      $ 21,306     $ 17,120

1994            $ 18,487                  $ 0                           $ 3,710                      $ 22,197     $ 15,947

1993            $ 17,715                  $ 0                           $ 1,485                      $ 19,200     $ 14,719

1992            $ 17,470                  $ 0                           $ 489                        $ 17,959     $ 13,300

1991            $ 11,548                  $ 0                           $ 27                         $ 11,575     $ 11,465





RETAILING PORTFOLIO  INDEXES

Fiscal Year Ended    DJIA      Cost of Living


2000                 $ 49,417  $ 13,258

1999                 $ 44,732  $ 12,852

1998                 $ 40,389  $ 12,648

1997                 $ 31,953  $ 12,469

1996                 $ 24,957  $ 12,102

1995                 $ 17,825  $ 11,789

1994                 $ 16,574  $ 11,461

1993                 $ 14,177  $ 11,180

1992                 $ 13,342  $ 10,828

1991                 $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Retailing
Portfolio on March 1, 19   90    , assuming the    maximum     sales
charge had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   23,901    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   0     for dividends and $   11,682     for
capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Software and
Computer Services    Portfolio     would have grown to
$   162,930    , including the effect of the fund's    maximum
sales charge.


SOFTWARE AND COMPUTER                                                                                             INDEXES
SERVICES PORTFOLIO

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 67,823                  $ 0                           $ 95,107                     $ 162,930    $ 52,547

1999            $ 36,845                  $ 0                           $ 44,282                     $ 81,127     $ 47,029

1998            $ 28,564                  $ 0                           $ 32,633                     $ 61,197     $ 39,278

1997            $ 24,899                  $ 0                           $ 20,264                     $ 45,163     $ 29,094

1996            $ 23,363                  $ 0                           $ 15,522                     $ 38,885     $ 23,061

1995            $ 18,761                  $ 0                           $ 8,979                      $ 27,740     $ 17,120

1994            $ 18,645                  $ 0                           $ 8,558                      $ 27,203     $ 15,947

1993            $ 17,825                  $ 0                           $ 2,600                      $ 20,425     $ 14,719

1992            $ 15,044                  $ 0                           $ 2,193                      $ 17,237     $ 13,300

1991            $ 12,165                  $ 0                           $ 0                          $ 12,165     $ 11,465





SOFTWARE AND COMPUTER  INDEXES
SERVICES PORTFOLIO

Fiscal Year Ended      DJIA      Cost of Living


2000                   $ 49,417  $ 13,258

1999                   $ 44,732  $ 12,852

1998                   $ 40,389  $ 12,648

1997                   $ 31,953  $ 12,469

1996                   $ 24,957  $ 12,102

1995                   $ 17,825  $ 11,789

1994                   $ 16,574  $ 11,461

1993                   $ 14,177  $ 11,180

1992                   $ 13,342  $ 10,828

1991                   $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Software
and Computer Services Portfolio on March 1, 19   90    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $9   ,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   44,246    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   20,316     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Technology Portfolio
would have grown to $   244,139    , including the effect of the
fund's    maximum     sales charge.


TECHNOLOGY PORTFOLIO                                                                                             INDEXES

Fiscal Year
Ended           Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value  S&P 500
                Investment                Distributions                 Gain Distributions

2000            $ 94,596                  $ 982                         $ 148,561                    $ 244,139    $ 52,547

1999            $ 39,930                  $ 415                         $ 45,585                     $ 85,930     $ 47,029

1998            $ 25,653                  $ 266                         $ 29,286                     $ 55,205     $ 39,278

1997            $ 27,859                  $ 289                         $ 16,043                     $ 44,191     $ 29,094

1996            $ 26,396                  $ 274                         $ 12,561                     $ 39,231     $ 23,061

1995            $ 20,303                  $ 211                         $ 5,517                      $ 26,031     $ 17,120

1994            $ 20,197                  $ 210                         $ 4,477                      $ 24,884     $ 15,947

1993            $ 16,715                  $ 97                          $ 1,537                      $ 18,349     $ 14,719

1992            $ 17,266                  $ 99                          $ 0                          $ 17,365     $ 13,300

1991            $ 12,722                  $ 0                           $ 0                          $ 12,722     $ 11,465





TECHNOLOGY PORTFOLIO  INDEXES

Fiscal Year Ended     DJIA      Cost of Living


2000                  $ 49,417  $ 13,258

1999                  $ 44,732  $ 12,852

1998                  $ 40,389  $ 12,648

1997                  $ 31,953  $ 12,469

1996                  $ 24,957  $ 12,102

1995                  $ 17,825  $ 11,789

1994                  $ 16,574  $ 11,461

1993                  $ 14,177  $ 11,180

1992                  $ 13,342  $ 10,828

1991                  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Technology
Portfolio on March 1, 19   90    , assuming the    maximum     sales
charge had been in effect, the net amount invested in fund shares was
$   9,700    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   56,891    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   140     for dividends and $   26,638
for capital gain distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Telecommunications
Portfolio would have grown to $   85,657    , including the effect of
the fund's    maximum     sales charge.


TELECOMMUNICATIONS PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 40,633                  $ 3,255                       $ 41,769                     $ 85,657

1999                      $ 24,915                  $ 1,995                       $ 19,418                     $ 46,328

1998                      $ 21,499                  $ 1,722                       $ 14,688                     $ 37,909

1997                      $ 16,838                  $ 1,349                       $ 7,685                      $ 25,872

1996                      $ 18,075                  $ 1,279                       $ 4,635                      $ 23,989

1995                      $ 15,444                  $ 921                         $ 2,705                      $ 19,070

1994                      $ 14,945                  $ 631                         $ 2,085                      $ 17,661

1993                      $ 13,773                  $ 499                         $ 217                        $ 14,489

1992                      $ 11,758                  $ 355                         $ 0                          $ 12,113

1991                      $ 9,583                   $ 188                         $ 0                          $ 9,771





TELECOMMUNICATIONS PORTFOLIO  INDEXES

Fiscal Year Ended             S&P 500   DJIA      Cost of Living


2000                          $ 52,547  $ 49,417  $ 13,258

1999                          $ 47,029  $ 44,732  $ 12,852

1998                          $ 39,278  $ 40,389  $ 12,648

1997                          $ 29,094  $ 31,953  $ 12,469

1996                          $ 23,061  $ 24,957  $ 12,102

1995                          $ 17,120  $ 17,825  $ 11,789

1994                          $ 15,947  $ 16,574  $ 11,461

1993                          $ 14,719  $ 14,177  $ 11,180

1992                          $ 13,300  $ 13,342  $ 10,828

1991                          $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in
Telecommunications Portfolio on March 1, 19   90    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   32,419    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   918     for dividends and $   13,789     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Transportation
Portfolio would have grown to $   35,427    , including the effect of
the fund's    maximum     sales charge.


TRANSPORTATION PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 16,476                  $ 55                          $ 18,896                     $ 35,427

1999                      $ 19,683                  $ 67                          $ 14,932                     $ 34,682

1998                      $ 22,277                  $ 75                          $ 12,941                     $ 35,293

1997                      $ 17,474                  $ 60                          $ 7,471                      $ 25,005

1996                      $ 17,230                  $ 59                          $ 6,600                      $ 23,889

1995                      $ 16,138                  $ 54                          $ 4,957                      $ 21,149

1994                      $ 17,034                  $ 58                          $ 2,879                      $ 19,971

1993                      $ 14,684                  $ 49                          $ 934                        $ 15,667

1992                      $ 12,160                  $ 42                          $ 505                        $ 12,707

1991                      $ 8,867                   $ 0                           $ 368                        $ 9,235





TRANSPORTATION PORTFOLIO  INDEXES

Fiscal Year Ended         S&P 500   DJIA      Cost of Living


2000                      $ 52,547  $ 49,417  $ 13,258

1999                      $ 47,029  $ 44,732  $ 12,852

1998                      $ 39,278  $ 40,389  $ 12,648

1997                      $ 29,094  $ 31,953  $ 12,469

1996                      $ 23,061  $ 24,957  $ 12,102

1995                      $ 17,120  $ 17,825  $ 11,789

1994                      $ 15,947  $ 16,574  $ 11,461

1993                      $ 14,719  $ 14,177  $ 11,180

1992                      $ 13,300  $ 13,342  $ 10,828

1991                      $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in
Transportation Portfolio on March 1, 19   90    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   30,230    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   31     for dividends and $   13,638     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

   D    uring the 10-year period ended February 2   9    ,
   2000    , a hypothetical $10,000 investment in Utilities Growth
Portfolio would have grown to $   52,482    , including the effect of
the fund's    maximum     sales charge.


UTILITIES GROWTH PORTFOLIO

Fiscal Year Ended         Value of Initial $10,000  Value of Reinvested Dividend  Value of Reinvested Capital  Total Value
                          Investment                Distributions                 Gain Distributions

2000                      $ 20,074                  $ 5,905                       $ 26,503                     $ 52,482

1999                      $ 17,959                  $ 5,003                       $ 17,483                     $ 40,445

1998                      $ 15,603                  $ 4,207                       $ 10,791                     $ 30,601

1997                      $ 13,407                  $ 3,327                       $ 5,734                      $ 22,468

1996                      $ 12,549                  $ 2,779                       $ 3,691                      $ 19,019

1995                      $ 10,172                  $ 1,952                       $ 2,992                      $ 15,116

1994                      $ 10,677                  $ 1,563                       $ 2,844                      $ 15,084

1993                      $ 12,100                  $ 1,333                       $ 1,279                      $ 14,712

1992                      $ 10,665                  $ 736                         $ 568                        $ 11,969

1991                      $ 10,304                  $ 189                         $ 182                        $ 10,675





UTILITIES GROWTH PORTFOLIO  INDEXES

Fiscal Year Ended           S&P 500   DJIA      Cost of Living


2000                        $ 52,547  $ 49,417  $ 13,258

1999                        $ 47,029  $ 44,732  $ 12,852

1998                        $ 39,278  $ 40,389  $ 12,648

1997                        $ 29,094  $ 31,953  $ 12,469

1996                        $ 23,061  $ 24,957  $ 12,102

1995                        $ 17,120  $ 17,825  $ 11,789

1994                        $ 15,947  $ 16,574  $ 11,461

1993                        $ 14,719  $ 14,177  $ 11,180

1992                        $ 13,300  $ 13,342  $ 10,828

1991                        $ 11,465  $ 11,399  $ 10,531



Explanatory Notes: With an initial investment of $10,000 in Utilities
Growth Portfolio    on     March 1, 19   90    , assuming the
   maximum     sales charge had been in effect, the net amount
invested in fund shares was $   9,700    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   32,739    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   2,505     for dividends and $   10,834     for capital gain
distributions. The figures in the table do not include the effect of a stock fund's trading fee or exchange fee.

       AFTER-TAX RESULTS (STOCK FUNDS). The following table shows each fund's pre-liquidation and post-liquidation after-tax returns, as provided by Morningstar, Inc., for the fiscal periods ended
February 29, 2000.

       The pre-liquidation calculation assumes (i) that taxes are paid on distributions at the time of the distribution, (ii) that shares
were    held for the entire measurement period, and (iii) that no
taxes have been paid on accumulated capital appreciation. The post-liquidation calculation assumes (i) that taxes are paid on distributions at the time of the distribution and (ii) that shares have been sold at the end of the measurement period. The
post    -liquidation returns also include the effect of each fund's trading fee and maximum sales charge.

   The pre-liquidation and post-liquidation after-tax calculations assume the highest individual federal income and capital gains tax rates in effect at the time the distribution is paid. The applicable tax rate is applied to distributions as if they were paid in cash and
the remainder of     the distribution is assumed to be reinvested in
shares of the fund. State and local taxes are not considered.

T   he post-liquidation after-tax calculation assumes the long-term capital gains tax rate on accumulated capital appreciation for all
periods. If there wou    ld have been a capital loss on liquidation,
the loss is recorded as a tax benefit, increasing the post-liquidation return.

                                     Average Annual Returns


Fund                                 One Year                Five Years  Ten Years

Air Transportation -                 4.06%                   17.15%      11.93%
Pre-Liquidation Returns

Air Transportation -                 2.56%                   14.54%      10.45%
Post-Liquidation Returns

Automotive - Pre-Liquidation         -17.40%                 2.94%       8.85%
Returns

Automotive - Post-Liquidation        -15.90%                 2.75%       8.05%
Returns

Banking - Pre-Liquidation            -25.22%                 14.88%      16.24%
Returns

Banking - Post-Liquidation           -19.03%                 13.59%      15.16%
Returns

Biotechnology -                      169.04%                 41.36%      28.05%
Pre-Liquidation Returns

Biotechnology -                      129.71%                 36.10%      25.45%
Post-Liquidation Returns

Brokerage and Investment             17.41%                  28.01%      21.19%
Management - Pre-Liquidation
Returns

Brokerage and Investment             12.30%                  24.00%      18.92%
Management -
Post-Liquidation Returns

Business Services and                9.21%                   n/a         n/a
Outsourcing -
Pre-Liquidation Returns

Business Services and                5.97%                   n/a         n/a
Outsourcing -
Post-Liquidation Returns

Chemicals - Pre-Liquidation          10.30%                  5.95%       9.61%
Returns

Chemicals - Post-Liquidation         5.94%                   5.55%       8.88%
Returns

Computers - Pre-Liquidation          110.25%                 45.70%      33.42%
Returns

Computers - Post-Liquidation         86.28%                  40.57%      30.77%
Returns

Construction and Housing -           -21.62%                 6.99%       9.34%
Pre-Liquidation Returns

Construction and Housing -           -17.24%                 6.49%       8.57%
Post-Liquidation Returns

Consumer Industries -                -6.13%                  18.08%      n/a
Pre-Liquidation Returns

Consumer Industries -                -6.21%                  15.20%      n/a
Post-Liquidation Returns

Cyclical Industries -                1.32%                   n/a         n/a
Pre-Liquidation Returns

Cyclical Industries -                -1.38%                  n/a         n/a
Post-Liquidation Returns

Defense and Aerospace -              2.74%                   15.52%      13.72%
Pre-Liquidation Returns

Defense and Aerospace -              -0.03%                  13.06%      12.01%
Post-Liquidation Returns

Developing Communications -          160.93%                 41.48%      n/a
Pre-Liquidation Returns

Developing Communications -          123.77%                 36.21%      n/a
Post-Liquidation Returns

Electronics - Pre-Liquidation        172.41%                 54.88%      36.72%
Returns

Electronics -                        133.39%                 48.75%      33.79%
Post-Liquidation Returns

Energy - Pre-Liquidation             43.87%                  12.51%      6.84%
Returns

Energy - Post-Liquidation            31.92%                  10.70%      6.05%
Returns

Energy Service -                     121.47%                 23.07%      11.07%
Pre-Liquidation Returns

Energy Service -                     91.86%                  19.67%      9.54%
Post-Liquidation Returns

Environmental Services -             -25.01%                 -0.70%      -0.40%
Pre-Liquidation Returns

Environmental Services -             -21.80%                 -0.87%      -0.36%
Post-Liquidation Returns

Financial Services -                 -15.64%                 17.56%      16.67%
Pre-Liquidation Returns

Financial Services -                 -13.67%                 15.59%      15.32%
Post-Liquidation Returns

Food and Agriculture -               -28.94%                 6.12%       9.71%
Pre-Liquidation Returns

Food and Agriculture -               -24.09%                 6.05%       9.19%
Post-Liquidation Returns

Gold - Pre-Liquidation Returns       5.16%                   -5.09%      -2.21%

Gold - Post-Liquidation Returns      1.60%                   -4.10%      -1.79%

Fund                                 One Year                Five Years  Ten Years

Health Care - Pre-Liquidation        -0.37%                  20.61%      19.57%
Returns

Health Care -                        -1.84%                  18.21%      18.01%
Post-Liquidation Returns

Home Finance -                       -25.29%                 9.45%       17.24%
Pre-Liquidation Returns

Home Finance -                       -21.71%                 8.36%       15.78%
Post-Liquidation Returns

Industrial Equipment -               15.12%                  15.01%      13.41%
Pre-Liquidation Returns

Industrial Equipment -               11.26%                  13.50%      12.17%
Post-Liquidation Returns

Industrial Materials -               -3.27%                  -0.22%      6.12%
Pre-Liquidation Returns

Industrial Materials -               -4.92%                  0.02%       5.29%
Post-Liquidation Returns

Insurance - Pre-Liquidation          -23.89%                 12.74%      12.14%
Returns

Insurance - Post-Liquidation         -18.25%                 11.78%      11.26%
Returns

Leisure - Pre-Liquidation            11.58%                  23.21%      17.68%
Returns

Leisure -Post-Liquidation            8.11%                   20.18%      15.91%
Returns

Medical Delivery -                   -19.60%                 -1.74%      8.93%
Pre-Liquidation Returns

Medical Delivery -                   -17.61%                 -0.11%      8.67%
Post-Liquidation Returns

Medical Equipment and Systems        24.35%                  n/a         n/a
- Pre-Liquidation Returns

Medical Equipment and Systems        16.93%                  n/a         n/a
- Post-Liquidation Returns

Multimedia - Pre-Liquidation         26.63%                  23.87%      19.67%
Returns

Multimedia - Post-Liquidation        18.81%                  20.34%      17.57%
Returns

Natural Gas - Pre-Liquidation        44.26%                  12.18%      n/a
Returns

Natural Gas -                        32.04%                  9.74%       n/a
Post-Liquidation Returns

Natural Resources -                  48.29%                  n/a         n/a
Pre-Liquidation Returns

Natural Resources -                  35.07%                  n/a         n/a
Post-Liquidation Returns

Paper and Forest Products -          20.16%                  4.89%       9.70%
Pre-Liquidation Returns

Paper and Forest Products -          13.25%                  4.17%       8.50%
Post-Liquidation Returns

Retailing - Pre-Liquidation          -15.37%                 19.67%      17.62%
Returns

Retailing - Post-Liquidation         -12.14%                 16.85%      15.78%
Returns

Software and Computer                97.28%                  38.22%      28.81%
Services - Pre-Liquidation
Returns

Software and Computer                74.82%                  33.48%      26.32%
Services - Post-Liquidation
Returns

Technology - Pre-Liquidation         166.41%                 48.96%      33.63%
Returns

Technology - Post-Liquidation        129.81%                 43.42%      30.91%
Returns

Telecommunications -                 78.32%                  30.99%      21.58%
Pre-Liquidation Returns

Telecommunications -                 60.71%                  27.13%      19.53%
Post-Liquidation Returns

Transportation -                     -4.74%                  7.14%       10.94%
Pre-Liquidation Returns

Transportation -                     -3.53%                  6.68%       10.12%
Post-Liquidation Returns

Utilities Growth -                   24.27%                  24.28%      15.13%
Pre-Liquidation Returns

Utilities Growth -                   18.63%                  21.51%      13.82%
Post-Liquidation Returns



PERFORMANCE COMPARISONS. A fund's performance may be compared to the
performance of other mutual funds in general, or to    the performance
of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the
performance of m    utual funds. Generally, Lipper rankings are based
on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

A fund's performance may also be compared to that of the benchmark index representing the universe of securities in which the fund may invest. The return of the index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

Each stock fund may compare its performance to that of the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks.

Each of Consumer Industries, Food and Agriculture, Leisure,
Multimedia   ,     and Retailing may    also     compare its
performance to that of the Goldman Sachs Consumer Industries Index, a
market capitalization-weighted index of    301     stocks designed to
measure the performance of companies in the consumer industries sector. Issues in the index include providers of consumer services and products, including producers of beverages-alcoholic and non-alcoholic, food, personal care, household products and tobacco companies.

Each of Air Transportation, Automotive, Chemicals, Construction and Housing, Cyclical Industries, Defense and Aerospace, Environmental Services, Industrial Equipment, Industrial Materials, Paper and Forest
Products   ,     and Transportation may    also     compare its
performance to that of the Goldman Sachs Cyclical Industries Index, a
market capitalization-weighted index of    246     stocks designed to
measure the performance of companies in the cyclical industries sector. Issues in the index include providers of consumer and commercial goods and services where performance is influenced by the cyclicality of economy, such as: manufacturers of automobiles and companies involved with construction of residential and commercial properties, producers of chemicals, electrical equipment and components, and providers of environmental services.

Each of Brokerage and Investment Management, Financial Services, Home
Finance, Insurance   ,     and        Banking may    also     compare
its performance to that of the Goldman Sachs Financial Services Index,
a market capitalization-weighted index of    252     stocks designed
to measure the performance of companies in the financial services sector. Issues in the index include financial institutions providing banking services, brokerage firms and asset managers, insurance companies, and real estate holding and development companies.

Each of Biotechnology, Health Care, Medical Delivery   ,     and
Medical Equipment and Systems may    also     compare its performance
to that of the Goldman Sachs Health Care Index, a market
capitalization-weighted index of    97     stocks designed to measure
the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospital facilities, health care management organizations and continuing care services.

Each of Energy, Energy Services, Gold   , and     Natural Resources
    may    also     compare its performance to that of the Goldman
Sachs Natural Resources Index, a market capitalization-weighted index
of    105     stocks designed to measure the performance of companies
in the natural resources sector. Issues in the index include extractive industries including gold & precious metals mining along with other mineral mining, energy companies providing oil & gas services, and owners and operators of timber tracts and forestry services.

Each of    Technology,     Business Services and Outsourcing,
Computers, Developing Communications, Electronics   ,     and Software
and Computer Services may    also     compare its performance to that
of the Goldman Sachs Technology Index, a market
capitalization-weighted index of    185     stocks designed to measure
the performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.

Each of    Utilities Growth,     Natural Gas   ,     and
Telecommunications may    also     compare its performance to that of
the Goldman Sachs Utilities Index, a market capitalization-weighted
index of    150     stocks designed to measure the performance of
companies in the utilities sector. Issues in the index include generators and distributors of electricity, distributors of natural gas and water, and providers of telecommunications services.

A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential
returns than CDs, a fund does not guarantee    an investor's
    principal or return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

The money market fund may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/ALL TAXABLE, which is reported in IBC's MONEY FUND
REPORT(trademark), covers    969     taxable money market funds.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.

A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

VOLATILITY. A stock fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

MOMENTUM INDICATORS indicate price movements over specific periods of time for a stock fund. Each point on the momentum indicator represents a fund's percentage change in price movements over that period.

A stock fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

As of February 2   9    ,    2000    , FMR advised over $   35
billion in municipal fund assets, $   141     billion in taxable
fixed-income fund assets, $   148     billion in money market fund
assets, $   638     billion in equity fund assets, $   23     billion
in international fund assets, and $   42     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

In addition to performance rankings, the money market fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. The fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive each fund's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive each fund's front-end sales charge in certain instances due to sales efficiencies and competitive considerations. The sales charge will not apply:

1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security
Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;

2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;

3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in waiver (1) above) of such employer, maintained at least one employee benefit plan that qualified for waiver (1) above and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more investment accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;

4. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);

6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);

7. to shares purchased by a mutual fund or a qualified state tuition program for which FMR or an affiliate serves as investment manager;

8. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory ServicesSM;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular
employee of FMR Corp. or Fidelity International Limited    (FIL)
or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; or

10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities.

A fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in the following prototype or prototype-like retirement plans sponsored by FMR or FMR Corp.: The Fidelity Traditional IRA, The Fidelity Roth IRA, The Fidelity Rollover IRA, The Fidelity SEP-IRA and SARSEP, The Fidelity SIMPLE IRA, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan).

On October 12, 1990, the funds changed their sales charge policy from a 2% sales charge upon purchase and a 1% deferred sales charge upon redemption, to a 3% sales charge upon purchase. If you purchased shares prior to that date, when you redeem those shares a trading fee will be deducted and a deferred sales charge of 1% of this net redemption amount will be deducted. The deferred sales charge does not apply to exchanges between Select funds.

   A fund may make redemption payments in whole or in part in readily marketable securities or other property, valued for this purpose as they are valued in computing each fund's NAV, if FMR determines it is
in the best interests of the fund.     Shareholders    that
    receiv   e     securities or other property on redemption may
realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

DISTRIBUTIONS AND TAXES

DIVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A portion of each fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.

CAPITAL GAIN DISTRIBUTIONS. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains. The money market fund may distribute any net realized capital gains once a year or more often, as necessary.

   As of February 29, 2000, Automotive had an aggregate capital loss carryforward of approximately $7,479,000. This loss carryforward, of which $1,009,000 and $6,470,000 will expire on February 28, 2007 and February 29, 2008, respectively, is available to offset future capital gains.

   As of February 29, 2000, Energy Service had an aggregate capital loss carryforward of approximately $162,650,000. This loss carryforward, of which $85,150,000 and $77,500,000 will expire on February 28, 2007 and February 29, 2008, respectively, is available to offset future capital gains.

   As of February 29, 2000, Environmental Services had an aggregate capital loss carryforward of approximately $635,000. This loss carryforward, all of which will expire on February 29, 2008, is available to offset future capital gains.

   As of February 29, 2000, Gold had an aggregate capital loss carryforward of approximately $173,233,000. This loss carryforward, of which $1,376,000, $91,543,000, $37,334,000, and $42,980,000 will expire on February 28, 2001, 2006, 2007, and February 29, 2008, respectively, is available to offset future capital gains. Approximately $92,589,000, of which $1,376,000, $55,694,000,
$20,723,000, and $14,796,000 will expire on February 28, 2001, 2006,
2007 and February 29, 2008, respectively, was aquired in the merger with Precious Metals and Minerals and is available to offset future capital gains of the fund to the extent provided by regulations.

   As of February 29, 2000, Industrial Materials had an aggregate capital loss carryforward of approximately $2,206,000. This loss carryforward, of which $840,000 and $1,366,000 will expire on February 28, 2007 and February 29, 2008, respectively, is available to offset future capital gains.

   As of February 29, 2000, Medical Delivery had an aggregate capital loss carryforward of approximately $38,668,000. This loss carryforward, of which $10,988,000 and $27,680,000 will expire on February 28, 2007 and February 29, 2008, respectively, is available to offset future capital gains.

   As of February 29, 2000, Paper and Forest Products had an aggregate capital loss carryforward of approximately $1,444,000. This loss carryforward, all of which will expire on February 28, 2007, is available to offset future capital gains.

   As of February 29, 2000, Money Market had an aggregate capital loss carryforward of approximately $6,000. This loss carryforward, all of which will expire on February 29, 2008, is available to offset future capital gains.

RETURNS OF CAPITAL. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

FOREIGN TAX CREDIT OR DEDUCTION. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns.

TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Membe   rs     of the Advisory Board, and executive
officers of the trust    and funds, as applicable,     are listed
below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR or its affiliates. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).

*EDWARD C. JOHNSON 3d (   69    ), Trustee   , is President of the
funds. Mr. Johnson also serves as President of other Fidelity funds.
He is     Chief Executive Officer   , Chairman,     and a Director of
FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management &
Research (U.K.) Inc. and    of     Fidelity Management & Research (Far
East) Inc.;    Chairman (1998) and a Director (1997) of Fidelity
Investments Money Management, Inc.; Chairman and Representative
Director of Fidelity Investments Japan Limited (1997);     and a
Director of FDC    and of FMR Co    .   , Inc. (2000).     Abigail
Johnson, Member of the Advisory Board of Fidelity Select Portfolios, is Mr. Johnson's daughter.

   ABIGAIL P. JOHNSON (38), Member of the Advisory Board of Fidelity Select Portfolios (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

   J. MICHAEL COOK (57), Member of the Advisory Board (2000). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as an Executive in Residence of the Columbia Business School and as a Director of Dow Chemical Company
(2000), Columbia/HCA Healthcare Corporation (1999), and Children First
(1999). He is a member of the Executive Committee of the Securities Regulation Institute, a member of the Advisory Board of Boardroom Consultants, a Director of the National Forum for Health Care Quality, Measurement and Reporting, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and is a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

   R    ALPH F. COX (   67    ), Trustee, is President of RABAR
Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources
Company (exploration and production). He is a Director of    W    aste
   Management     Inc. (non-hazardous waste, 1993), CH2M Hill
Companies (engineering)   ,     and    Bonneville Pacific (independent
power and petroleum production)    . In addition, he is a member of
advisory boards of Texas A&M University and the University of Texas at Austin.

PHYLLIS BURKE DAVIS (   68    ), Trustee.    Mrs. Davis is retired
from Avon Products, Inc. where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of
U.S. sales, distribution, and manufacturing.     She is currently a
Director of BellSouth Corporation (telecommunications), Eaton
Corporation (manufacturing   )    , and the TJX Companies, Inc.
(retail stores), and previously served as a Director of Hallmark
Cards, Inc   .,     Nabisco Brands, Inc.,    and Standard Brands,
Inc    . In addition, she is a member of the    Board of Directors of
the Southampton Hospital in Southampton, N.Y. (1998).

ROBERT M. GATES (   56    ), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy
National Security Advisor. Mr. Gates is a Director of        Charles
Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining
and manufacturing), and TRW Inc. (   automotive, space, defense, and
information technology    ). Mr. Gates    previously served as a
Director of LucasVarity PLC (automotive components and diesel engines). He is currently serving as Dean of the George Bush School of Government and Public Service at Texas A & M University
(1999-2000)    . Mr. Gates also is a Trustee of the Forum for
International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National
Executive Board of the Boy Scouts of America   .

   D    ONALD J. KIRK (   67    ), Trustee, is Executive-in-Residence
(1995) at Columbia University Graduate School of Business. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk previously served as a
Director of General Re Corporation (reinsurance, 1987-1998) and    as
a Director of     Valuation Research Corp. (appraisals and valuations,
1993-1995). He serves as Chairman of the Board of Directors of National Arts Stabilization Inc., Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven
Health Services Corp. (1998),    Vice Chairman     of the Public
Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).

   NED C. LAUTENBACH (56), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

*PETER S. LYNCH (   57    ), Trustee, is Vice Chairman and    a
    Director of FMR   ; and a Director of FMR Co., Inc. (2000).
Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.

WILLIAM O. McCOY (   66    ), Trustee (1997), is the    Interim
Chancellor     for the University of North Carolina    at Chapel Hill.
Previously he had served from 1995 through 1998 as Vice President of
Finance for the University of North Carolina (16-school system)    .
Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director
of Liberty Corporation (holding company, 1984),    Duke-    Weeks
   Realty     Corporation        (real estate, 1994), Carolina Power
and Light Company (electric utility, 1996)   ,     the Kenan Transport
   Company (trucking,     1996),    and Dynatech Corporation
(electronics, 1999    ). Previously, he was a Director of First
American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy served as a member of the Board of Visitors for the
University of North Carolina at Chapel Hill (1994-1998)    and
currently serves on the Board of Visitors     of the Kenan-Flager
Business School (University of North Carolina at Chapel Hill, 1988).

GERALD C. McDONOUGH (   71    ), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group
(strategic advisory services). Mr. McDonough is a Director    and
Chairman of the Board     of York International Corp. (air
conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.

MARVIN L. MANN (   67    ), Trustee (1993), is Chairman
   Emeritus     of Lexmark International, Inc. (office machines, 1991)
   where he still remains a member of the Board    . Prior to 1991, he
held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993), Imation Corp. (imaging and
information storage, 1997).    He is a Board member of Dynatech
Corporation (electronics, 1999)    .

*ROBERT C. POZEN (   53    ), Trustee (1997)   , is     Senior Vice
President    of the funds (1997). Mr. Pozen also serves as Senior Vice
President of other Fidelity funds (1997). He is     President and a
Director    of FMR (1997),     Fidelity Management & Research (U.K.)
Inc. (1997), Fidelity Management & Research (Far East) Inc. (1997)   ,
Fidelity Investments Money Management, Inc. (1998), and FMR Co., Inc.
(2000); and a Director of Strategic Advisers, Inc. (1999)    .
Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.

THOMAS R. WILLIAMS (   71    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a
Director        of National Life Insurance Company of Vermont
   and     American Software, Inc   . Mr. Williams was previously a
Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

BOYCE I. GREER (   44    ), is Vice President of    Select Money
Market Portfolio (1997). He serves as Vice President of     Money
Market Funds (1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM
(1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).

JOHN T. TODD (   51    ), is Vice President of Select Money Market
Portfolio (1996) and other funds advised by FMR. Prior to his current
responsibilities, Mr. Todd        managed a variety of Fidelity funds.

ERIC D. ROITER (   51    ),    is Secretary of the funds (1998). He
also serves as Secretary of other Fidelity funds (1998); Vice
President, General Counsel, and Clerk of FMR (1998); and     Vice
President and Clerk of FDC (1998). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at
Columbia University Law School (1996-1997)   .

   ROBERT A. DWIGHT (41), is Treasurer of the funds (2000). Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and is an employee of FMR. Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services
(FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

   MARIA F. DWYER (41), is Deputy Treasurer of the funds (2000). She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

MATTHEW N. KARSTETTER (   38    ),    is     Deputy Treasurer    of
the funds (1998). He also serves as     Deputy Treasurer of    other
    Fidelity funds    (1998)     and is an employee of FMR (1998).
Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

STANLEY N. GRIFFITH (   53    ),    is     Assistant Vice President
   of Select Money Market Portfolio     (1998)   . Mr Griffith     is
Assistant Vice President of Fidelity's Fixed-Income Funds (1998) and an employee of FMR Corp.

JOHN H. COSTELLO (   53    ),    is     Assistant Treasurer    of the
funds. Mr. Costello also serves as Assistant Treasurer of other
Fidelity funds and     is an employee of FMR   .

   T    HOMAS J. SIMPSON (   41    ),    is     Assistant Treasurer
   of Select Money Market Portfolio  (1996). Mr. Simpson     is
Assistant Treasurer of Fidelity's Fixed-Income Funds (1998) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended February 2   9    ,
   2000    , or calendar year ended December 31, 19   99    , as
applicable.

   COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A    Edward C. Johnson 3d**  Abigail P. Johnson**  J. Michael Cook *****  Ralph F. Cox
FUNDA


Air TransportationB              $ 0                     $ 0                   $ 0                    $ 16

AutomotiveB                      $ 0                     $ 0                   $ 0                    $ 8

BankingB                         $ 0                     $ 0                   $ 0                    $ 209

BiotechnologyB                   $ 0                     $ 0                   $ 0                    $ 299

Brokerage and Investment         $ 0                     $ 0                   $ 0                    $ 135
ManagementB

Business Services and            $ 0                     $ 0                   $ 0                    $ 18
OutsourcingB

ChemicalsB                       $ 0                     $ 0                   $ 0                    $ 11

ComputersB                       $ 0                     $ 0                   $ 0                    $ 642

Construction and HousingB        $ 0                     $ 0                   $ 0                    $ 6

Consumer IndustriesB             $ 0                     $ 0                   $ 0                    $ 21

Cyclical IndustriesB             $ 0                     $ 0                   $ 0                    $ 2

Defense and AerospaceB           $ 0                     $ 0                   $ 0                    $ 10

Developing CommunicationsB       $ 0                     $ 0                   $ 0                    $ 348

ElectronicsB                     $ 0                     $ 0                   $ 0                    $ 1,191

EnergyB                          $ 0                     $ 0                   $ 0                    $ 57

Energy ServiceB                  $ 0                     $ 0                   $ 0                    $ 186

Environmental ServicesB          $ 0                     $ 0                   $ 0                    $ 4

Financial ServicesB              $ 0                     $ 0                   $ 0                    $ 148

Food and AgricultureB            $ 0                     $ 0                   $ 0                    $ 45

GoldB                            $ 0                     $ 0                   $ 0                    $ 54

Health Care B, C, D              $ 0                     $ 0                   $ 0                    $ 800

Home FinanceB                    $ 0                     $ 0                   $ 0                    $ 154

Industrial EquipmentB            $ 0                     $ 0                   $ 0                    $ 10

Industrial MaterialsB            $ 0                     $ 0                   $ 0                    $ 6

InsuranceB                       $ 0                     $ 0                   $ 0                    $ 19

LeisureB                         $ 0                     $ 0                   $ 0                    $ 113

Medical DeliveryB                $ 0                     $ 0                   $ 0                    $ 19

Medical Equipment and SystemsB   $ 0                     $ 0                   $ 0                    $ 10

MultimediaB                      $ 0                     $ 0                   $ 0                    $ 57

Natural GasB                     $ 0                     $ 0                   $ 0                    $ 16

Natural ResourcesB               $ 0                     $ 0                   $ 0                    $ 5

Paper and Forest ProductsB       $ 0                     $ 0                   $ 0                    $ 6

RetailingB                       $ 0                     $ 0                   $ 0                    $ 57

Software and Computer ServicesB  $ 0                     $ 0                   $ 0                    $ 234

TechnologyB                      $ 0                     $ 0                   $ 0                    $ 715

TelecommunicationsB              $ 0                     $ 0                   $ 0                    $ 309

TransportationB                  $ 0                     $ 0                   $ 0                    $ 6

Utilities GrowthB                $ 0                     $ 0                   $ 0                    $ 165

Money MarketB                    $ 0                     $ 0                   $ 0                    $ 297

TOTAL COMPENSATION FROM THE      $ 0                     $ 0                   $ 0                    $ 217,500
FUND COMPLEX*, A




   COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A    Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones ****  Donald J. Kirk
FUNDA

Air TransportationB              $ 16                 $ 16              $ 15                   $ 17

AutomotiveB                      $ 8                  $ 8               $ 7                    $ 8

BankingB                         $ 201                $ 208             $ 184                  $ 211

BiotechnologyB                   $ 294                $ 296             $ 212                  $ 304

Brokerage and Investment         $ 131                $ 135             $ 113                  $ 137
ManagementB

Business Services and            $ 18                 $ 18              $ 15                   $ 18
OutsourcingB

ChemicalsB                       $ 11                 $ 11              $ 9                    $ 11

ComputersB                       $ 627                $ 637             $ 490                  $ 652

Construction and HousingB        $ 6                  $ 6               $ 6                    $ 6

Consumer IndustriesB             $ 21                 $ 21              $ 18                   $ 22

Cyclical IndustriesB             $ 2                  $ 2               $ 2                    $ 2

Defense and AerospaceB           $ 10                 $ 10              $ 9                    $ 10

Developing CommunicationsB       $ 341                $ 344             $ 242                  $ 354

ElectronicsB                     $ 1,172              $ 1,179           $ 863                  $ 1,211

EnergyB                          $ 55                 $ 56              $ 47                   $ 57

Energy ServiceB                  $ 181                $ 185             $ 157                  $ 189

Environmental ServicesB          $ 4                  $ 4               $ 4                    $ 4

Financial ServicesB              $ 143                $ 147             $ 127                  $ 150

Food and AgricultureB            $ 44                 $ 45              $ 40                   $ 46

GoldB                            $ 52                 $ 53              $ 44                   $ 54

Health Care B, C, D              $ 775                $ 796             $ 678                  $ 810

Home FinanceB                    $ 148                $ 153             $ 137                  $ 155

Industrial EquipmentB            $ 10                 $ 10              $ 9                    $ 10

Industrial MaterialsB            $ 6                  $ 6               $ 5                    $ 6

InsuranceB                       $ 18                 $ 19              $ 17                   $ 19

LeisureB                         $ 109                $ 112             $ 94                   $ 114

Medical DeliveryB                $ 18                 $ 18              $ 16                   $ 19

Medical Equipment and SystemsB   $ 10                 $ 10              $ 8                    $ 11

MultimediaB                      $ 55                 $ 56              $ 45                   $ 58

Natural GasB                     $ 16                 $ 16              $ 13                   $ 16

Natural ResourcesB               $ 4                  $ 4               $ 4                    $ 5

Paper and Forest ProductsB       $ 6                  $ 6               $ 5                    $ 6

RetailingB                       $ 55                 $ 57              $ 51                   $ 58

Software and Computer ServicesB  $ 229                $ 232             $ 170                  $ 238

TechnologyB                      $ 705                $ 706             $ 472                  $ 728

TelecommunicationsB              $ 302                $ 306             $ 232                  $ 314

TransportationB                  $ 6                  $ 6               $ 5                    $ 6

Utilities GrowthB                $ 161                $ 164             $ 134                  $ 167

Money MarketB                    $ 289                $ 295             $ 248                  $ 301

TOTAL COMPENSATION FROM THE      $ 211,500            $ 217,500         $ 217,500              $ 217,500
FUND COMPLEX*, A



   COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                     Ned C. Lautenbach ***  Peter S. Lynch **  William O. McCoy  Gerald C. McDonough  Marvin L. Mann
FUNDA

Air TransportationB              $ 5                    $ 0                $ 16              $ 20                 $ 17

AutomotiveB                      $ 2                    $ 0                $ 8               $ 10                 $ 8

BankingB                         $ 68                   $ 0                $ 207             $ 259                $ 210

BiotechnologyB                   $ 162                  $ 0                $ 295             $ 373                $ 302

Brokerage and Investment         $ 50                   $ 0                $ 134             $ 168                $ 136
ManagementB

Business Services and            $ 8                    $ 0                $ 18              $ 23                 $ 18
OutsourcingB

ChemicalsB                       $ 4                    $ 0                $ 11              $ 14                 $ 11

ComputersB                       $ 307                  $ 0                $ 633             $ 800                $ 647

Construction and HousingB        $ 1                    $ 0                $ 6               $ 8                  $ 6

Consumer IndustriesB             $ 8                    $ 0                $ 21              $ 26                 $ 21

Cyclical IndustriesB             $ 1                    $ 0                $ 2               $ 2                  $ 2

Defense and AerospaceB           $ 3                    $ 0                $ 10              $ 12                 $ 10

Developing CommunicationsB       $ 185                  $ 0                $ 344             $ 435                $ 352

ElectronicsB                     $ 638                  $ 0                $ 1,174           $ 1,486              $ 1,202

EnergyB                          $ 24                   $ 0                $ 56              $ 71                 $ 57

Energy ServiceB                  $ 75                   $ 0                $ 184             $ 232                $ 187

Environmental ServicesB          $ 1                    $ 0                $ 4               $ 6                  $ 4

Financial ServicesB              $ 53                   $ 0                $ 146             $ 184                $ 149

Food and AgricultureB            $ 15                   $ 0                $ 45              $ 56                 $ 45

GoldB                            $ 23                   $ 0                $ 53              $ 67                 $ 54

Health Care B, C, D              $ 301                  $ 0                $ 790             $ 995                $ 805

Home FinanceB                    $ 46                   $ 0                $ 152             $ 190                $ 154

Industrial EquipmentB            $ 4                    $ 0                $ 10              $ 12                 $ 10

Industrial MaterialsB            $ 2                    $ 0                $ 6               $ 8                  $ 6

InsuranceB                       $ 6                    $ 0                $ 19              $ 24                 $ 19

LeisureB                         $ 43                   $ 0                $ 111             $ 140                $ 113

Medical DeliveryB                $ 6                    $ 0                $ 18              $ 23                 $ 19

Medical Equipment and SystemsB   $ 5                    $ 0                $ 10              $ 13                 $ 11

MultimediaB                      $ 25                   $ 0                $ 56              $ 71                 $ 57

Natural GasB                     $ 7                    $ 0                $ 16              $ 20                 $ 16

Natural ResourcesB               $ 2                    $ 0                $ 4               $ 6                  $ 5

Paper and Forest ProductsB       $ 2                    $ 0                $ 6               $ 7                  $ 6

RetailingB                       $ 15                   $ 0                $ 57              $ 71                 $ 58

Software and Computer ServicesB  $ 118                  $ 0                $ 231             $ 292                $ 236

TechnologyB                      $ 420                  $ 0                $ 705             $ 894                $ 723

TelecommunicationsB              $ 148                  $ 0                $ 305             $ 385                $ 312

TransportationB                  $ 2                    $ 0                $ 6               $ 7                  $ 6

Utilities GrowthB                $ 70                   $ 0                $ 163             $ 206                $ 166

Money MarketB                    $ 124                  $ 0                $ 292             $ 369                $ 299

TOTAL COMPENSATION FROM THE      $ 54,000               $ 0                $ 214,500         $ 269,000            $ 217,500
FUND COMPLEX*, A



   COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A    Robert C. Pozen**  Thomas R. Williams
FUNDA

Air TransportationB              $ 0                $ 16

AutomotiveB                      $ 0                $ 8

BankingB                         $ 0                $ 204

BiotechnologyB                   $ 0                $ 295

Brokerage and Investment         $ 0                $ 132
ManagementB

Business Services and            $ 0                $ 18
OutsourcingB

ChemicalsB                       $ 0                $ 11

ComputersB                       $ 0                $ 631

Construction and HousingB        $ 0                $ 6

Consumer IndustriesB             $ 0                $ 21

Cyclical IndustriesB             $ 0                $ 2

Defense and AerospaceB           $ 0                $ 10

Developing CommunicationsB       $ 0                $ 342

ElectronicsB                     $ 0                $ 1,174

EnergyB                          $ 0                $ 55

Energy ServiceB                  $ 0                $ 182

Environmental ServicesB          $ 0                $ 4

Financial ServicesB              $ 0                $ 145

Food and AgricultureB            $ 0                $ 44

GoldB                            $ 0                $ 53

Health Care B, C, D              $ 0                $ 783

Home FinanceB                    $ 0                $ 150

Industrial EquipmentB            $ 0                $ 10

Industrial MaterialsB            $ 0                $ 6

InsuranceB                       $ 0                $ 19

LeisureB                         $ 0                $ 110

Medical DeliveryB                $ 0                $ 18

Medical Equipment and SystemsB   $ 0                $ 10

MultimediaB                      $ 0                $ 56

Natural GasB                     $ 0                $ 16

Natural ResourcesB               $ 0                $ 4

Paper and Forest ProductsB       $ 0                $ 6

RetailingB                       $ 0                $ 56

Software and Computer ServicesB  $ 0                $ 230

TechnologyB                      $ 0                $ 705

TelecommunicationsB              $ 0                $ 303

TransportationB                  $ 0                $ 6

Utilities GrowthB                $ 0                $ 162

Money MarketB                    $ 0                $ 291

TOTAL COMPENSATION FROM THE      $ 0                $ 213,000
FUND COMPLEX*, A


* Information is for the calendar year ended December 31, 1999 for
23   6     funds in the complex.

** Interested Trustees of the funds    and     Ms. Johnson        are
compensated by FMR.

   *** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

   ***** Effective March 16, 2000, Mr. Cook serves as a Member of the Advisory Board.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the
calendar year ended December 31, 199   9    , the Trustees accrued
required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000;
E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as
follows: Ralph F. Cox, $53,   735;     William O. McCoy,
$5   3,735;     and Thomas R. Williams, $6   2,319.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each
non-interested Trustee: Ralph F. Cox,    $390    ; Phyllis Burke
Davis, $   390    ; Robert M. Gates, $   390    ; E. Bradley Jones,
$   317    ; Donald J. Kirk, $   390    ;    Ned C. Lautenbach, $73;
    William O. McCoy, $   390    ; Gerald C. McDonough, $   463    ;
Marvin L. Mann, $   390    ; and Thomas R. Williams, $   390    .

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
   Ralph F. Cox, $296, Health Care; Ned C. Lautenbach, $33, Health Care; William O. McCoy, $296, Health Care; and Thomas R. Williams, $296, Health Care.

Under a deferred compensation plan adopted in September 1995 and
amended in November 1996    and January 2000     (the Plan),
non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees.
Amounts deferred under the Pla   n     are treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

   As of February 29, 2000, approximately 29.48% of Cyclical Industries', approximately 39.24% of Natural Resources', and approximately 1.03% of Technology's total outstanding shares were held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page 172, Mr. Edward C. Johnson 3d, President and Trustee of the fund, and Ms. Abigail P. Johnson, Member of the Advisory Board of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's and Ms. Johnson's deemed ownership of Cyclical Industries', Natural Resources', and Technology's shares, the Trustees, Member of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

   As of February 29, 2000, the following owned of record or beneficially 5% or more (up to and including 25%) of each fund's outstanding shares:

   Construction and Housing: Simon Malishkevich, New York, NY
(6.14%).

   Cyclical Industries: James J. Hoffman, White Plains, NY (5.09%); FMR Capital, Boston, MA (29.48%).

   Energy: Boston College, Chestnut Hill, MA (5.57%).

   Multimedia: Viacom Inc., New York, NY (10.65%).

   Natural Resources: Fidelity Strategic Advisors, Boston, MA
(34.97%).

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR,
   Fidelity Investments Money Management, Inc. (    FIMM   )    ,
   Fidelity Management & Research (U.K.) Inc. (    FMR U.K.   ),
Fidelity Management & Research (Far East) Inc. (    FMR Far East   )
and FMR Co., Inc. (FMRC)    . The voting common stock of FMR Corp. is
divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.

   Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity Investments Japan Limited (FIJ). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world.

   The funds, FMR, FIMM, FMRC, FMR U.K., FMR Far East, FIJ, and FDC have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

MANAGEMENT SERVICES. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and
shareholder servicing agent, pricing and bookkeeping agent, and    the
costs associated with securities lending    , as applicable, each fund
pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

MANAGEMENT FEES. For the services of FMR under    the     management
contract, each stock fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee
rate   .

   F    or the services of FMR under the management contract, the
money market fund pays FMR a monthly management fee which has three components: a group fee rate, an individual fund fee rate, and an income-based component of 6% of the fund's monthly gross income in excess of an annualized 5% yield. For this purpose, gross income includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. The maximum income-based component is an amount equal to an annual rate of 0.24% of the fund's average net assets throughout the month.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the money market fund.

   MONEY MARKET FUND

GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES



Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%            $ 1 billion      .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

 Over    1,260        .0920



The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at $   852     billion of group net assets - the approximate
level for February    2000     - was    0.1260    %, which is the
weighted average of the respective fee rates for each level of group
net assets up to $   852     billion   .

   T    he following is the fee schedule for the stock funds.

   STOCK FUNDS

GROUP FEE RATE SCHEDULE                 EFFECTIVE ANNUAL FEE RATES



Average Group Assets  Annualized  Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%             $ 1 billion      .5200%

 3 - 6                .4900              50               .3823

 6 - 9                .4600              100              .3512

 9 - 12               .4300              150              .3371

 12 - 15              .4000              200              .3284

 15 - 18              .3850              250              .3219

 18 - 21              .3700              300              .3163

 21 - 24              .3600              350              .3113

 24 - 30              .3500              400              .3067

 30 - 36              .3450              450              .3024

 36 - 42              .3400              500              .2982

 42 - 48              .3350              550              .2942

 48 - 66              .3250              600              .2904

 66 - 84              .3200              650              .2870

 84 - 102             .3150              700              .2838

 102 - 138            .3100              750              .2809

 138 - 174            .3050              800              .2782

 174 - 210            .3000              850              .2756

 210 - 246            .2950              900              .2732

 246 - 282            .2900              950              .2710

 282 - 318            .2850              1,000            .2689

 318 - 354            .2800              1,050            .2669

 354 - 390            .2750              1,100            .2649

 390 - 426            .2700              1,150            .2631

 426 - 462            .2650              1,200            .2614

 462 - 498            .2600              1,250            .2597

 498 - 534            .2550              1,300            .2581

 534 - 587            .2500              1,350            .2566

 587 - 646            .2463              1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

 Over    1,260        .2167



The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at $   852     billion of group net assets - the approximate
level for February    2000     - was    0.2755    %, which is the
weighted average of the respective fee rates for each level of group
net assets up to $   852     billion.

Each stock fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for February
   2000    , each stock fund's annual management fee rate would be
calculated as follows:


             Group Fee Rate     Individual Fund Fee Rate     Management Fee Rate

Stock Funds  0.2755%         +  0.30%                     =  0.5755%



One-twelfth of the management fee rate is applied to each stock fund's average net assets for the month, giving a dollar amount which is the
fee for that month   .

   T    he money market fund's individual fund fee rate is 0.03%.
One-twelfth of the sum of the group fee rate and the individual fund fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month to which the income-based component is added.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund                            Fiscal Years Ended February 28  Management Fees Paid to FMR


Air Transportation              2000(dagger)                    $ 322,853

                                1999                            $ 573,138

                                1998                            $ 378,349

Automotive                      2000(dagger)                    $ 132,781

                                1999                            $ 357,296

                                1998                            $ 369,375

Banking                         2000(dagger)                    $ 4,050,752

                                1999                            $ 7,314,180

                                1998                            $ 6,188,500

Biotechnology                   2000(dagger)                    $ 7,618,538

                                1999                            $ 3,390,377

                                1998                            $ 3,442,469

Brokerage and Investment        2000(dagger)                    $ 2,764,553
Management

                                1999                            $ 4,267,725

                                1998                            $ 2,493,991

Business Services and           2000(dagger)                    $ 373,270
Outsourcing

                                1999                            $ 326,653

                                1998*                           $ 2,948

Chemicals                       2000(dagger)                    $ 224,179

                                1999                            $ 276,652

                                1998                            $ 496,851

Computers                       2000(dagger)                    $ 13,963,837

                                1999                            $ 6,013,190

                                1998                            $ 3,921,116

Construction and Housing        2000(dagger)                    $ 94,274

                                1999                            $ 490,439

                                1998                            $ 155,730

Consumer Industries             2000(dagger)                    $ 432,129

                                1999                            $ 457,965

                                1998                            $ 161,119

Cyclical Industries             2000(dagger)                    $ 37,738

                                1999                            $ 22,236

                                1998**                          $ 21,141

Defense and Aerospace           2000(dagger)                    $ 202,860

                                1999                            $ 312,058

                                1998                            $ 381,060

Developing Communications       2000(dagger)                    $ 8,255,415

                                1999                            $ 1,854,817

                                1998                            $ 1,420,790

Electronics                     2000(dagger)                    $ 27,111,529

                                1999                            $ 13,375,808

                                1998                            $ 14,146,742

Energy                          2000(dagger)                    $ 1,204,091

                                1999                            $ 825,294

                                1998                            $ 1,137,325

Energy Service                  2000(dagger)                    $ 3,977,952

                                1999                            $ 3,826,822

                                1998                            $ 5,735,646

Environmental Services          2000(dagger)                    $ 92,828

                                1999                            $ 122,145

                                1998                            $ 165,498

Financial Services              2000(dagger)                    $ 2,973,467

                                1999                            $ 3,668,034

                                1998                            $ 2,799,557

Food and Agriculture            2000(dagger)                    $ 872,870

                                1999                            $ 1,335,082

                                1998                            $ 1,473,308

Gold                            2000(dagger)                    $ 1,103,778

                                1999                            $ 1,216,228

                                1998                            $ 1,664,398

Health Care                     2000(dagger)                    $ 16,196,325

                                1999                            $ 14,851,440

                                1998                            $ 9,512,189

Home Finance                    2000(dagger)                    $ 2,904,120

                                1999                            $ 7,895,622

                                1998                            $ 7,971,664

Industrial Equipment            2000(dagger)                    $ 204,936

                                1999                            $ 249,535

                                1998                            $ 358,194

Industrial Materials            2000(dagger)                    $ 132,530

                                1999                            $ 94,263

                                1998                            $ 178,398

Insurance                       2000(dagger)                    $ 366,679

                                1999                            $ 645,431

                                1998                            $ 657,447

Leisure                         2000(dagger)                    $ 2,325,785

                                1999                            $ 1,721,162

                                1998                            $ 853,326

Medical Delivery                2000(dagger)                    $ 366,977

                                1999                            $ 909,497

                                1998                            $ 949,169

Medical Equipment and Systems   2000(dagger)                    $ 228,913

                                1999***                         $ 80,475

Multimedia                      2000(dagger)                    $ 1,229,878

                                1999                            $ 768,461

                                1998                            $ 355,794

Natural Gas                     2000(dagger)                    $ 339,370

                                1999                            $ 301,788

                                1998                            $ 489,011

Natural Resources               2000(dagger)                    $ 98,795

                                1999                            $ 38,307

                                1998**                          $ 38,241

Paper and Forest Products       2000(dagger)                    $ 124,175

                                1999                            $ 87,942

                                1998                            $ 144,890

Retailing                       2000(dagger)                    $ 1,047,886

                                1999                            $ 1,658,052

                                1998                            $ 911,425

Software and Computer Services  2000(dagger)                    $ 5,131,852

                                1999                            $ 3,378,317

                                1998                            $ 2,593,824

Technology                      2000(dagger)                    $ 17,262,679

                                1999                            $ 4,515,599

                                1998                            $ 3,293,787

Telecommunications              2000(dagger)                    $ 6,819,043

                                1999                            $ 4,615,660

                                1998                            $ 2,473,329

Transportation                  2000(dagger)                    $ 121,154

                                1999                            $ 142,306

                                1998                            $ 341,054

Utilities Growth                2000(dagger)                    $ 3,483,400

                                1999                            $ 2,410,584

                                1998                            $ 1,639,699

Money Market                    2000(dagger)                    $ 1,924,888

                                1999                            $ 1,853,858

                                1998                            $ 1,715,272



(dagger)    Fiscal year ended February 29.

* Business Services and Outsourcing commenced operations of February
4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28,
1998.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes,
   certain     securities lending    costs    , brokerage commissions,
and extraordinary expenses)   ,     which   , in the case of certain
funds,     is subject to revision or discontinuance. FMR retains the
ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns and yield, and repayment of the reimbursement by a fund will lower its returns and yield.

   F    MR agreed to reimburse    certain of     the funds if and to
the extent that the fund's aggregate operating expenses, including management fees, were in excess of an annual rate of its average net
assets. The table below shows the    periods of reimbursement and
levels of expense limitations for the applicable funds    ; the dollar
amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.


                            Aggregate Operating Expense  Fiscal Years Ended February 28  Management Fee Before
                            Limitation                                                   Reimbursement

Business Services and       2.50%                        1998*                           $ 2,948
Outsourcing

Construction and Housing    2.50%                        1998                            $ 155,730

Cyclical Industries         2.50%                        2000(dagger)                    $ 37,738

                                                         1999                            $ 22,236

                                                         1998**                          $ 21,141

Natural Resources           2.50%                        1999                            $ 38,307

                                                         1998**                          $ 38,241





                          Amount of  Management Fee
                          Reimbursement

Business Services and     $ 2,948
Outsourcing

Construction and Housing  $ 9,992

Cyclical Industries       $ 27,913

                          $ 22,236

                          $ 21,141

Natural Resources         $ 38,307

                          $ 38,241



   * Business Services and Outsourcing commenced operations of February 4, 1998.

   ** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

   (dagger) Fiscal year ended February 29.

SUB-ADVISER   S    . On behalf of the money market fund, FMR has
entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for the fund. Prior to January 23, 1998, FMR Texas Inc. (FMR Texas) had primary responsibility for providing investment management services to the
   money market     fund. On January 23, 1998, FMR Texas was merged
into FIMM, which succeeded to the operations of FMR Texas.

Under the terms of the sub-advisory agreement for the money market fund, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

On behalf of the money market fund, for the fiscal year        ended
February 28,    1998,     FMR paid FMR Texas    a     fe   e     of
$   857,636.     On behalf of the money market fund, for the fiscal
year   s     ended February 29,    2000     and February 28, 1999, FMR
paid FIMM fees of $   962,444     and $   926,930    , respectively.

   On January 1, 2001, FMR will enter into a sub-advisory agreement with FMRC on behalf of the stock funds pursuant to which FMRC will have primary responsibility for choosing investments for the stock funds.

   Under the terms of the sub-advisory agreements for each stock fund, FMR will pay FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FMRC will not be reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

On behalf of the stock funds, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the
sub-advisory agreements, FMR may receive    from the sub-advisers
investment    research and advice on issuers     outside the United
States    and FMR may grant the sub-advisers investment management
authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

   On behalf of the stock funds, FMR Far East has entered into a sub-advisory agreement with FIJ pursuant to which FMR Far East may receive from FIJ investment research and advice relating to Japanese issuers (and such other Asian issuers as FMR Far East may designate).

   F    or providing non-discretionary investment advice and research
services    the sub-advisers are compensated as follows:

(small solid bullet)    FMR pays FMR U.K. and FMR Far East fees equal
to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

(small solid bullet)    FMR Far East pays FIJ a fee equal to 100% of
FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

On behalf of the stock funds, for providing discretionary investment
management and executing portfolio transactions,    the sub-advisers
are compensated as follows:

(small solid bullet)    FMR pays FMR U.K. and FMR Far East a fee equal
to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

For providing investment advice and research services, fees paid to
FMR U.K.   ,     FMR Far East   , and FIJ     on behalf of the stock
funds for the past three fiscal years are shown in the table below.

Fiscal Year Ended February 28   FMR U.K.   FMR Far East  FIJ

Air Transportation

2000(dagger)                    $ 570      $ 309         $ 0

1999                            $ 2,553    $ 2,411       $ 0

1998                            $ 3,327    $ 3,202       $ 0

Automotive

2000(dagger)                    $ 2,332    $ 1,305       $ 0

1999                            $ 6,503    $ 5,175       $ 0

1998                            $ 4,434    $ 4,325       $ 0

Banking

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 3,255    $ 3,095       $ 0

1998                            $ 6,772    $ 6,544       $ 0

Biotechnology

2000(dagger)                    $ 2,646    $ 596         $ 0

1999                            $ 5,639    $ 4,245       $ 0

1998                            $ 11,836   $ 10,833      $ 0

Brokerage and Investment
Management

2000(dagger)                    $ 29,515   $ 16,669      $ 0

1999                            $ 35,636   $ 31,379      $ 0

1998                            $ 13,584   $ 13,185      $ 0

Business Services and
Outsourcing

2000(dagger)                    $ 72       $ 35          $ 0

1999                            $ 65       $ 48          $ 0

1998*                           $ 6        $ 5           $ 0

Chemicals

2000(dagger)                    $ 1,556    $ 928         $ 0

1999                            $ 1,562    $ 1,516       $ 0

1998                            $ 5,873    $ 5,590       $ 0

Computers

2000(dagger)                    $ 81,667   $ 43,749      $ 0

1999                            $ 17,784   $ 13,154      $ 0

1998                            $ 15,517   $ 15,486      $ 0

Construction and Housing

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 583      $ 525         $ 0

1998                            $ 6        $ 5           $ 0

Consumer Industries

2000(dagger)                    $ 942      $ 546         $ 0

1999                            $ 1,246    $ 1,024       $ 0

1998                            $ 474      $ 455         $ 0

Cyclical Industries

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 13       $ 9           $ 0

1998**                          $ 40       $ 40          $ 0

Defense and Aerospace

2000(dagger)                    $ 79       $ 41          $ 0

1999                            $ 0        $ 0           $ 0

1998                            $ 1,692    $ 1,755       $ 0

Developing Communications

2000(dagger)                    $ 101,185  $ 56,627      $ 0

1999                            $ 40,270   $ 32,779      $ 0

1998                            $ 19,094   $ 18,708      $ 0

Electronics

2000(dagger)                    $ 135,583  $ 74,675      $ 0

1999                            $ 82,887   $ 72,615      $ 0

1998                            $ 147,596  $ 143,650     $ 0

Energy

2000(dagger)                    $ 10,588   $ 5,779       $ 0

1999                            $ 22,599   $ 18,894      $ 0

1998                            $ 25,414   $ 24,716      $ 0

Energy Service

2000(dagger)                    $ 15,620   $ 8,823       $ 0

1999                            $ 40,212   $ 35,640      $ 0

1998                            $ 51,145   $ 49,720      $ 0

Environmental Services

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 17       $ 19          $ 0

1998                            $ 2,414    $ 2,242       $ 0

Financial Services

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 4,454    $ 3,790       $ 0

1998                            $ 439      $ 424         $ 0

Food and Agriculture

2000(dagger)                    $ 13,590   $ 7,815       $ 0

1999                            $ 18,053   $ 15,039      $ 0

1998                            $ 5,707    $ 5,521       $ 0

Gold

2000(dagger)                    $ 59,751   $ 33,288      $ 0

1999                            $ 20,125   $ 15,199      $ 0

1998                            $ 0        $ 0           $ 0

Health Care

2000(dagger)                    $ 87,073   $ 48,054      $ 0

1999                            $ 97,086   $ 78,047      $ 0

1998                            $ 96,459   $ 95,116      $ 0

Home Finance

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 9,249    $ 9,829       $ 0

1998                            $ 14,065   $ 13,533      $ 0

Industrial Equipment

2000(dagger)                    $ 2,018    $ 1,151       $ 0

1999                            $ 590      $ 533         $ 0

1998                            $ 736      $ 746         $ 0

Industrial Materials

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 35       $ 35          $ 0

1998                            $ 1,579    $ 1,540       $ 0

Insurance

2000(dagger)                    $ 6        $ 3           $ 0

1999                            $ 917      $ 879         $ 0

1998                            $ 770      $ 746         $ 0

Leisure

2000(dagger)                    $ 4,908    $ 2,459       $ 0

1999                            $ 7,018    $ 5,868       $ 0

1998                            $ 1,740    $ 1,685       $ 0

Medical Delivery

2000(dagger)                    $ 0        $ 0           $ 0

1999                            $ 0        $ 0           $ 0

1998                            $ 216      $ 187         $ 0

Medical Equipment and Systems

2000(dagger)                    $ 24       $ 14          $ 0

1999***                         $ 73       $ 63          $ 0

Multimedia

2000(dagger)                    $ 2,979    $ 1,556       $ 0

1999                            $ 1,632    $ 1,301       $ 0

1998                            $ 711      $ 694         $ 0

Natural Gas

2000(dagger)                    $ 2,699    $ 1,531       $ 0

1999                            $ 1,450    $ 1,150       $ 0

1998                            $ 182      $ 154         $ 0

Natural Resources

2000(dagger)                    $ 572      $ 309         $ 0

1999                            $ 1,041    $ 851         $ 0

1998**                          $ 559      $ 554         $ 0

Paper and Forest Products

2000(dagger)                    $ 988      $ 593         $ 0

1999                            $ 1,858    $ 1,762       $ 0

1998                            $ 809      $ 772         $ 0

Retailing

2000(dagger)                    $ 112      $ 56          $ 0

1999                            $ 0        $ 0           $ 0

1998                            $ 0        $ 0           $ 0

Software and Computer Services

2000(dagger)                    $ 10,739   $ 5,863       $ 0

1999                            $ 14,881   $ 13,002      $ 0

1998                            $ 14,371   $ 13,791      $ 0

Technology

2000(dagger)                    $ 156,815  $ 85,096      $ 0

1999                            $ 86,248   $ 66,343      $ 0

1998                            $ 23,941   $ 25,181      $ 0

Telecommunications

2000(dagger)                    $ 123,753  $ 68,668      $ 0

1999                            $ 47,989   $ 39,416      $ 0

1998                            $ 37,699   $ 36,443      $ 0

Transportation

2000(dagger)                    $ 75       $ 45          $ 0

1999                            $ 502      $ 474         $ 0

1998                            $ 571      $ 575         $ 0

Utilities Growth

2000(dagger)                    $ 11,958   $ 7,307       $ 0

1999                            $ 3,104    $ 2,777       $ 0

1998                            $ 3,855    $ 3,672       $ 0

(dagger)    Fiscal year ended February 29.

* Business Services and Outsourcing commenced operations of February
4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28,
1998.

For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U. K. and FMR Far East on behalf of the stock funds for the past three fiscal years.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other
business, to secure purchasers for shares of    each     fund, which
are continuously offered. Promotional and administrative expenses in
connection with the offer and sale of shares are paid by FMR   .

   S    ales charge revenues collected and retained by FDC for the
   past three fiscal     years        are shown in the table below.

                                                            Sales Charge Revenue

                                 Fiscal Year Ended          Amount Paid to FDC    Amount Retained by FDC


Air Transportation               February 28, 2000(dagger)  $ 116,840             $ 114,253

                                 1999                       $ 432,957             $ 423,538

                                 1998                       $ 299,325             $ 290,774

Automotive                       February 28, 2000(dagger)  $ 27,747              $ 27,747

                                 1999                       $ 151,425             $ 151,425

                                 1998                       $ 70,085              $ 69,822

Banking                          February 28, 2000(dagger)  $ 754,724             $ 753,565

                                 1999                       $ 3,590,683           $ 3,579,211

                                 1998                       $ 7,288,315           $ 7,262,004

Biotechnology                    February 28, 2000(dagger)  $ 23,234,295          $ 23,232,011

                                 1999                       $ 1,182,620           $ 1,176,547

                                 1998                       $ 1,105,374           $ 1,099,427

Brokerage and  Investment        February 28, 2000(dagger)  $ 1,404,092           $ 1,402,572
Management

                                 1999                       $ 4,817,568           $ 4,806,902

                                 1998                       $ 4,327,828           $ 4,314,336

Business Services  and           February 28, 2000(dagger)  $ 305,372             $ 305,372
Outsourcing

                                 1999                       $ 661,865             $ 661,865

                                 1998*                      $ 61,937              $ 61,787

Chemicals                        February 28, 2000(dagger)  $ 91,594              $ 91,594

                                 1999                       $ 45,096              $ 44,178

                                 1998                       $ 84,712              $ 84,544

Computers                        February 28, 2000(dagger)  $ 11,922,459          $ 11,919,086

                                 1999                       $ 9,062,985           $ 9,053,383

                                 1998                       $ 3,518,068           $ 3,494,034

Construction and Housing         February 28, 2000(dagger)  $ 24,695              $ 24,695

                                 1999                       $ 451,157             $ 449,854

                                 1998                       $ 257,572             $ 257,391

Consumer Industries              February 28, 2000(dagger)  $ 291,878             $ 288,479

                                 1999                       $ 342,823             $ 339,350

                                 1998                       $ 84,756              $ 79,995

Cyclical Industries              February 28, 2000(dagger)  $ 42,617              $ 42,617

                                 1999                       $ 16,210              $ 16,210

                                 1998**                     $ 36,552              $ 36,552

Defense and Aerospace            February 28, 2000(dagger)  $ 197,536             $ 196,989

                                 1999                       $ 127,643             $ 125,494

                                 1998                       $ 312,026             $ 309,320

Developing Communications        February 28, 2000(dagger)  $ 13,537,124          $ 13,526,554

                                 1999                       $ 1,740,638           $ 1,737,968

                                 1998                       $ 479,806             $ 477,848

Electronics                      February 28, 2000(dagger)  $ 29,173,213          $ 29,139,832

                                 1999                       $ 7,287,169           $ 7,252,407

                                 1998                       $ 20,665,782          $ 20,595,342

Energy                           February 28, 2000(dagger)  $ 930,422             $ 928,434

                                 1999                       $ 570,198             $ 567,585

                                 1998                       $ 600,122             $ 592,780

Energy Service                   February 28, 2000(dagger)  $ 2,622,816           $ 2,615,772

                                 1999                       $ 3,272,526           $ 3,265,721

                                 1998                       $ 10,530,278          $ 10,501,244

Environmental Services           February 28, 2000(dagger)  $ 66,627              $ 64,068

                                 1999                       $ 29,658              $ 28,390

                                 1998                       $ 42,162              $ 42,118

Financial Services               February 28, 2000(dagger)  $ 1,218,365           $ 1,205,409

                                 1999                       $ 2,154,649           $ 2,152,071

                                 1998                       $ 2,098,142           $ 2,087,581

Food and Agriculture             February 28, 2000(dagger)  $ 157,165             $ 156,771

                                 1999                       $ 373,556             $ 371,478

                                 1998                       $ 682,877             $ 665,203

Gold                             February 28, 2000(dagger)  $ 639,487             $ 637,994

                                 1999                       $ 691,742             $ 685,928

                                 1998                       $ 916,845             $ 902,000

Health Care                      February 28, 2000(dagger)  $ 6,917,352           $ 6,892,954

                                 1999                       $ 10,991,959          $ 10,970,853

                                 1998                       $ 4,316,495           $ 4,275,358

Home Finance                     February 28, 2000(dagger)  $ 376,497             $ 376,195

                                 1999                       $ 4,255,219           $ 4,241,642

                                 1998                       $ 9,770,117           $ 9,751,663

Industrial Equipment             February 28, 2000(dagger)  $ 48,861              $ 48,861

                                 1999                       $ 25,189              $ 24,472

                                 1998                       $ 60,451              $ 60,217

Industrial Materials             February 28, 2000(dagger)  $ 120,846             $ 120,846

                                 1999                       $ 12,710              $ 12,337

                                 1998                       $ 21,426              $ 20,666

Insurance                        February 28, 2000(dagger)  $ 128,554             $ 127,441

                                 1999                       $ 351,928             $ 351,772

                                 1998                       $ 686,986             $ 664,282

Leisure                          February 28, 2000(dagger)  $ 1,258,444           $ 1,255,993

                                 1999                       $ 956,242             $ 946,671

                                 1998                       $ 457,999             $ 448,102

Medical Delivery                 February 28, 2000(dagger)  $ 148,780             $ 147,252

                                 1999                       $ 324,894             $ 324,831

                                 1998                       $ 212,167             $ 208,986

Medical Equipment  and Systems   February 28, 2000(dagger)  $ 317,761             $ 316,216

                                 1999***                    $ 283,524             $ 283,524

Multimedia                       February 28, 2000(dagger)  $ 879,938             $ 878,682

                                 1999                       $ 599,274             $ 596,505

                                 1998                       $ 304,729             $ 289,533

Natural Gas                      February 28, 2000(dagger)  $ 189,442             $ 189,442

                                 1999                       $ 123,203             $ 121,320

                                 1998                       $ 288,000             $ 286,855

Natural Resources                February 28, 2000(dagger)  $ 73,194              $ 73,154

                                 1999                       $ 24,488              $ 24,488

                                 1998**                     $ 81,304              $ 81,304

Paper and Forest Products        February 28, 2000(dagger)  $ 117,490             $ 117,490

                                 1999                       $ 45,535              $ 45,535

                                 1998                       $ 82,389              $ 81,018

Retailing                        February 28, 2000(dagger)  $ 519,808             $ 519,673

                                 1999                       $ 1,568,122           $ 1,565,474

                                 1998                       $ 622,003             $ 618,590

Software and  Computer Services  February 28, 2000(dagger)  $ 3,756,113           $ 3,753,515

                                 1999                       $ 1,939,605           $ 1,925,580

                                 1998                       $ 1,272,908           $ 1,258,051

Technology                       February 28, 2000(dagger)  $ 37,877,519          $ 37,853,864

                                 1999                       $ 5,573,254           $ 5,562,533

                                 1998                       $ 2,082,341           $ 2,072,865

Telecommunications               February 28, 2000(dagger)  $ 5,928,316           $ 5,920,617

                                 1999                       $ 3,594,841           $ 3,578,078

                                 1998                       $ 1,091,356           $ 1,084,052

Transportation                   February 28, 2000(dagger)  $ 106,609             $ 106,409

                                 1999                       $ 94,851              $ 93,190

                                 1998                       $ 168,254             $ 167,042

Utilities Growth                 February 28, 2000(dagger)  $ 1,834,883           $ 1,833,822

                                 1999                       $ 1,250,178           $ 1,246,320

                                 1998                       $ 629,220             $ 601,884

Money Market                     February 28, 2000(dagger)  $ 1,898,136           $ 1,885,554

                                 1999                       $ 1,708,692           $ 1,617,903

                                 1998                       $ 2,402,715           $ 2,223,313




                                 Deferred Sales Charge Revenue

                                 Amount Paid to FDC             Amount Retained by FDC


Air Transportation               $ 1,637                        $ 1,637

                                 $ 2,545                        $ 2,545

                                 $ 946                          $ 946

Automotive                       $ 430                          $ 430

                                 $ 1,131                        $ 1,131

                                 $ 597                          $ 597

Banking                          $ 12,204                       $ 12,204

                                 $ 8,288                        $ 8,288

                                 $ 4,790                        $ 4,790

Biotechnology                    $ 19,543                       $ 19,543

                                 $ 23,624                       $ 23,624

                                 $ 31,256                       $ 31,256

Brokerage and  Investment        $ 3,484                        $ 3,484
Management

                                 $ 5,812                        $ 5,812

                                 $ 2,431                        $ 2,431

Business Services  and           $ 574                          $ 574
Outsourcing

                                 $ 106                          $ 106

                                 $ 0                            $ 0

Chemicals                        $ 4,185                        $ 4,185

                                 $ 7,081                        $ 7,081

                                 $ 7,955                        $ 7,955

Computers                        $ 7,975                        $ 7,975

                                 $ 5,657                        $ 5,657

                                 $ 6,144                        $ 6,144

Construction and Housing         $ 973                          $ 973

                                 $ 653                          $ 653

                                 $ 240                          $ 240

Consumer Industries              $ 326                          $ 326

                                 $ 208                          $ 208

                                 $ 805                          $ 805

Cyclical Industries              $ 0                            $ 0

                                 $ 0                            $ 0

                                 $ 0                            $ 0

Defense and Aerospace            $ 650                          $ 650

                                 $ 824                          $ 824

                                 $ 1,329                        $ 1,329

Developing Communications        $ 3,734                        $ 3,734

                                 $ 3,177                        $ 3,177

                                 $ 6,980                        $ 6,980

Electronics                      $ 10,707                       $ 10,707

                                 $ 10,633                       $ 10,633

                                 $ 10,101                       $ 10,101

Energy                           $ 9,981                        $ 9,981

                                 $ 12,418                       $ 12,418

                                 $ 14,514                       $ 14,514

Energy Service                   $ 8,292                        $ 8,292

                                 $ 9,358                        $ 9,358

                                 $ 11,289                       $ 11,289

Environmental Services           $ 9,071                        $ 9,071

                                 $ 7,574                        $ 7,574

                                 $ 6,428                        $ 6,428

Financial Services               $ 18,493                       $ 18,493

                                 $ 13,596                       $ 13,596

                                 $ 8,343                        $ 8,343

Food and Agriculture             $ 9,318                        $ 9,318

                                 $ 5,955                        $ 5,955

                                 $ 5,255                        $ 5,255

Gold                             $ 22,792                       $ 22,792

                                 $ 19,578                       $ 19,578

                                 $ 27,084                       $ 27,084

Health Care                      $ 84,087                       $ 84,087

                                 $ 58,978                       $ 58,978

                                 $ 56,845                       $ 56,845

Home Finance                     $ 11,748                       $ 11,748

                                 $ 13,199                       $ 13,199

                                 $ 5,349                        $ 5,349

Industrial Equipment             $ 999                          $ 999

                                 $ 1,074                        $ 1,074

                                 $ 2,151                        $ 2,151

Industrial Materials             $ 478                          $ 478

                                 $ 1,065                        $ 1,065

                                 $ 2,207                        $ 2,207

Insurance                        $ 1,211                        $ 1,211

                                 $ 1,491                        $ 1,491

                                 $ 786                          $ 786

Leisure                          $ 15,030                       $ 15,030

                                 $ 10,919                       $ 10,919

                                 $ 13,069                       $ 13,069

Medical Delivery                 $ 4,305                        $ 4,305

                                 $ 6,973                        $ 6,973

                                 $ 6,095                        $ 6,095

Medical Equipment  and Systems   $ 470                          $ 470

                                 $ 2,642                        $ 2,642

Multimedia                       $ 1,738                        $ 1,738

                                 $ 1,687                        $ 1,687

                                 $ 739                          $ 739

Natural Gas                      $ 1,450                        $ 1,450

                                 $ 982                          $ 982

                                 $ 2,018                        $ 2,018

Natural Resources                $ 77                           $ 77

                                 $ 8                            $ 8

                                 $ 26                           $ 26

Paper and Forest Products        $ 1,145                        $ 1,145

                                 $ 737                          $ 737

                                 $ 2,161                        $ 2,161

Retailing                        $ 4,022                        $ 4,022

                                 $ 2,870                        $ 2,870

                                 $ 2,757                        $ 2,757

Software and  Computer Services  $ 6,139                        $ 6,139

                                 $ 4,793                        $ 4,793

                                 $ 5,910                        $ 5,910

Technology                       $ 32,154                       $ 32,154

                                 $ 32,321                       $ 32,321

                                 $ 22,926                       $ 22,926

Telecommunications               $ 11,792                       $ 11,792

                                 $ 12,323                       $ 12,323

                                 $ 16,675                       $ 16,675

Transportation                   $ 378                          $ 378

                                 $ 657                          $ 657

                                 $ 925                          $ 925

Utilities Growth                 $ 15,873                       $ 15,873

                                 $ 21,580                       $ 21,580

                                 $ 22,382                       $ 22,382

Money Market                     $ 62,882                       $ 62,882

                                 $ 67,970                       $ 67,970

                                 $ 95,881                       $ 95,881



   (dagger) Fiscal year ended February 29.

* Business Services and Outsourcing commenced operations on February
4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28,
1998.

   FDC may compensate intermediaries (such as banks, broker-dealers and other service-providers) that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC performs transfer agency, dividend disbursing, and shareholder services for each fund.

For providing transfer agency services, FSC receives an account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type and fund type. The account fees are subject to increase based on postage rate changes.

For the stock funds, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FSC also collects small account fees from certain accounts with balances of less than $2,500.

In addition, FSC collects a $7.50 exchange fee for each exchange out of a stock fund.

In addition, FSC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act
of 1996, managed by FMR or an affiliate and    in     each Fidelity
Freedom Fund    and Fidelity Four-in-One Index Fund,     fund   s
of funds managed by an FMR affiliate, according to the percentage of
the QSTP's   ,     Freedom Fund's    or Fidelity Four-in-One Index
Fund's     assets that is invested in a fund   , subject to certain
limitations in the case of Fidelity Four-in-One Index Fund.

FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with FSC . Under the terms of the agreements, FSC calculates the NAV and dividends for each fund, maintains each fund's portfolio and general accounting records, and administers each stock fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for money market
fund   s     are 0.0150% of the first $500 million of average net
assets, 0.0075% of average net assets between $500 million and $10
billion,    0.0021% of average net assets between $10 billion and $25
billion,     and    0.00075%     of average net assets in excess of
   $25     billion. The fee, not including reimbursement for
out-of-pocket expenses, is limited to a minimum of $40,000 per year.

The annual rates for pricing and bookkeeping services for the stock
funds are    0.0650%     of the first $500 million of average net
assets,    0.0400%     of average net assets between $500 million and
$3 billion,    0.0021% of average net assets between $3 billion and
$25 billion    , and    0.00075%     of average net assets in excess
of $   25     billion. The fee, not including reimbursement for
out-of-pocket expenses, is limited to a minimum of $60,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund                            2000         1999         1998

Air Transportation              $ 60,909     $ 98,333     $ 73,865

Automotive                      $ 60,356     $ 67,412     $ 65,849

Banking                         $ 476,285    $ 777,110    $ 749,121

Biotechnology                   $ 729,882    $ 518,521    $ 538,574

Brokerage and Investment        $ 348,207    $ 593,407    $ 404,906
Management

Business Services and           $ 60,419     $ 60,809     $ 5,000*
Outsourcing

Chemicals                       $ 60,369     $ 62,258     $ 83,611

Computers                       $ 1,330,357  $ 746,605    $ 578,646

Construction and Housing        $ 60,339     $ 80,383     $ 60,209

Consumer Industries             $ 61,077     $ 75,037     $ 61,506

Cyclical Industries             $ 60,013     $ 60,050     $ 59,755**

Defense and Aerospace           $ 60,360     $ 68,157     $ 68,287

Developing Communications       $ 825,400    $ 287,287    $ 239,077

Electronics                     $ 1,703,281  $ 967,497    $ 802,315

Energy                          $ 153,222    $ 135,861    $ 191,416

Energy Service                  $ 467,468    $ 545,287    $ 680,412

Environmental Services          $ 60,320     $ 57,141     $ 60,348

Financial Services              $ 370,696    $ 543,141    $ 465,691

Food and Agriculture            $ 112,209    $ 220,104    $ 246,634

Gold                            $ 140,324    $ 199,332    $ 280,044

Health Care                     $ 1,567,581  $ 964,925    $ 800,697

Home Finance                    $ 359,558    $ 753,655    $ 791,859

Industrial Equipment            $ 60,362     $ 60,400     $ 65,050

Industrial Materials            $ 60,331     $ 60,350     $ 60,356

Insurance                       $ 61,084     $ 106,572    $ 114,165

Leisure                         $ 295,502    $ 279,815    $ 143,851

Medical Delivery                $ 60,769     $ 150,958    $ 161,193

Medical Equipment and Systems   $ 60,352     $ 50,606***  N/A

Multimedia                      $ 155,406    $ 124,969    $ 68,383

Natural Gas                     $ 60,405     $ 60,991     $ 82,484

Natural Resources               $ 60,165     $ 60,054     $ 59,758**

Paper and Forest Products       $ 60,328     $ 60,339     $ 60,338

Retailing                       $ 134,949    $ 268,863    $ 153,141

Software and Computer Services  $ 559,415    $ 517,976    $ 436,026

Technology                      $ 1,325,662  $ 622,874    $ 524,451

Telecommunications              $ 711,621    $ 625,067    $ 410,851

Transportation                  $ 60,333     $ 61,603     $ 64,993

Utilities Growth                $ 419,990    $ 389,868    $ 274,740

Money Market                    $ 119,494    $ 120,261    $ 111,447


* Business Services and Outsourcing commenced operations on February
4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28,
1998.

For administering each stock fund's securities lending program, FSC
   is paid     based on the number and duration of individual
securities loans.

   Payments made by the funds to FSC for securities lending for the past three fiscal years are shown in the table below.

Fund                            2000      1999      1998

Air Transportation              $ 41      -         -

Automotive                      $ 8       -         -

Banking                         $ 191     $ 145     $ 2,730

Biotechnology                   $ 8,857   $ 18,000  $ 8,740

Brokerage and Investment        $ 754     -         -
Management

Business Services and           $ 71      -         -*
Outsourcing

Chemicals                       $ 7       $ 395     $ 4,265

Computers                       $ 12,176  $ 17,470  $ 11,975

Construction and Housing        $ 2       $ 355     $ 298

Consumer Industries             $ 107     -         -

Cyclical Industries             $ 4       -         -**

Defense and Aerospace           $ 42      -         -

Developing Communications       $ 5,537   -         -

Electronics                     $ 7,949   $ 14,330  $ 31,045

Energy                          $ 435     $ 365     $ 575

Energy Service                  $ 530     $ 125     $ 2,025

Environmental Services          $ 1       -         -

Financial Services              $ 520     $ 275     $ 775

Food and Agriculture            $ 360     $ 2,160   $ 5,870

Gold                            $ 115     $ 435     $ 1,255

Health Care                     $ 4,166   $ 13,910  $ 7,995

Home Finance                    $ 2       -         -

Industrial Equipment            $ 37      -         -

Industrial Materials            $ 36      -         -

Insurance                       $ 11      -         -

Leisure                         $ 274     -         -

Medical Delivery                $ 37      $ 2,510   $ 1,275

Medical Equipment and Systems   $ 49      -***       N/A

Multimedia                      $ 495     -         -

Natural Gas                     $ 23      -         -

Natural Resources               $ 15      -         -**

Paper and Forest Products       $ 2       -         -

Retailing                       $ 135     $ 125     $ 2,570

Software and Computer Services  $ 8,590   $ 7,605   $ 18,840

Technology                      $ 20,865  $ 11,065  $ 20,865

Telecommunications              $ 14,479  $ 57,445  $ 10,585

Transportation                  $ 10      $ 625     $ 3,155

Utilities Growth                $ 4,146   $ 6,915   $ 2,530


   * Business Services and Outsourcing commenced operations on February 4, 1998.

   ** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

   *** Medical Equipment and Systems commenced operations on April 28,
1998.

DESCRIPTION OF THE TRUST

TRUST ORGANIZATION.    Fidelity Select Air Transportation Portfolio,
Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Business Services and Outsourcing Portfolio, Chemicals Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environmental Services Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Gold Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Paper and Forest Products Portfolio, Retailing Portfolio, Software and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio, and Money Market
Portfolio are funds of     Fidelity Select Portfolios   ,     an
open-end management investment company organized as a Massachusetts
business trust on November 20, 1980.    On August 2, 1999, Banking
Portfolio changed its name from Regional Banks Portfolio to Banking
Portfolio.     On June 1, 1998,        Gold Portfolio changed its name
from American Gold Portfolio to        Gold Portfolio   .     On July
18, 1996, Consumer    Industries     Portfolio changed its name from
Consumer Products Portfolio to        Consumer Industries
Portfolio   .     Currently, there are    39     funds in Fidelity
Select Portfolios: Air Transportation Portfolio, Automotive
Portfolio,    Banking Portfolio    , Biotechnology Portfolio,
Brokerage and Investment Management Portfolio, Business Services and
Outsourcing    Portfolio    , Chemicals Portfolio, Computers
Portfolio, Construction and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environmental Services Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Gold Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Paper
and Forest Products Portfolio,        Retailing Portfolio, Software
and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio, and Money Market Portfolio. The Trustees are
permitted to create additional funds in the trust    and to create
additional classes of the funds    .

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

SHAREHOLDER LIABILITY. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each
dollar of net asset value        you own. The voting rights of
shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading
"Shareholder Liability" above.

The trust or    a fund     may be terminated upon the sale of its
assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, the merger of the trust or a fund with another
   operating mutual fund     or the sale of substantially all of the
assets of the trust or a fund to another    operating mutual fund
requires approval by a vote of shareholders of the trust or the fund.
The Trustees may, however, reorganize or terminate the trust or    a
fund     without prior shareholder approval. In the event of the
dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

CUSTODIAN   S    . Brown Brothers Harriman & Co., 40 Water Street,
Boston, Massachusetts   ,     is custodian of the assets of the stock
funds. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the money market fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.
The        Chase Manhattan Bank, headquartered in New York, also may
serve as    a     special purpose custodian        of certain assets
in connection with repurchase agreement transactions.    For the stock
funds, The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the stock funds' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

AUDITOR. PricewaterhouseCoopers LLP, 160 Federal Street, Boston,
Massachusetts   ,     serves as independent accountant for each fund.
The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the
fiscal year ended February    29, 2000    , and report of the auditor,
are included in the    fund's a    nnual    r    eport and are
incorporated herein by reference.

APPENDIX

   Fidelity,     Select Portfolios, Fidelity Investments & (Pyramid)
Design, Fidelity Focus, Fidelity Investments, and Magellan are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

   The third party marks appearing above are the marks of their respective owners.

PART C.  OTHER INFORMATION

Item 23. Exhibits

 (a) Amended and Restated Declaration of Trust, dated December 16, 1999, is filed herein as Exhibit a(1).

 (b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity
     Union Street Trust's (File No. 2-50318) Post-Effective Amendment
     No. 87.

 (c) Not applicable.

 (d)(1) Management Contract between Fidelity Select Portfolios, on behalf of Cyclical Industries Portfolio, and Fidelity
        Management & Research Company, dated January 16, 1997, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 58.

    (2) Management Contract between Fidelity Select Portfolios, on behalf of Natural Resources Portfolio, and Fidelity Management & Research Company, dated January 16, 1997, is incorporated herein by reference to Exhibit 5(e) of Post-Effective
        Amendment No. 58.

    (3) Management Contract between Fidelity Select Portfolios, on behalf of Business Services and Outsourcing Portfolio, and Fidelity Management & Research Company, dated December 18, 1997, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 62.

    (4) Management Contract between Fidelity Select Portfolios, on behalf of Medical Equipment and Systems Portfolio, and Fidelity Management & Research Company, dated December 18, 1997, is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 64.

    (5) Management Contracts between Fidelity Select Portfolios, on behalf of Air Transportation, Automotive, Banking (formerly Regional Banks), Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing, Consumer Industries, Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Gold, Health Care, Home Finance, Industrial Equipment, Industrial Materials, Insurance, Leisure, Medical Delivery, Multimedia, Natural Gas, Paper and Forest Products, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, Utilities Growth, and Money Market Portfolios and Fidelity Management & Research Company, dated June 1, 1998, are incorporated herein by reference to Exhibits d(1)(a-jj) of Post-Effective Amendment No. 65.

    (6) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Money Market Portfolio, and FMR Texas Inc. (currently known as Fidelity Investments Money
        Management, Inc.), dated January 1, 1990, is incorporated herein by reference to Exhibit 5(c) of Post-Effective
        Amendment No. 51.

    (7) Sub-Advisory Agreements between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. and between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc., respectively, on behalf of Air Transportation, Automotive, Banking (formerly Regional Banks), Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing, Consumer Industries (formerly Consumer Products), Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Health Care, Home Finance, Industrial Equipment, Industrial Materials, Insurance, Leisure, Medical Delivery, Multimedia (formerly Broadcast and Media), Natural Gas, Paper and Forest Products, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios, dated March 1, 1994, are incorporated herein by reference to Exhibit Nos. 5(b)(1-34) of Post-Effective Amendment No. 48.

    (8) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Cyclical Industries Portfolio, and Fidelity Management & Research (U.K.) Inc., dated January 16, 1997, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 59.

    (9) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Cyclical Industries Portfolio, and Fidelity Management & Research (Far East) Inc., dated January 16, 1997, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 59.

   (10) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Natural Resources Portfolio, and Fidelity Management & Research (U.K.) Inc., dated January 16, 1997, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 59.

   (11) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Natural Resources Portfolio, and Fidelity Management & Research (Far East) Inc., dated January 16, 1997, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 59.

   (12) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Business Services and Outsourcing Portfolio, and Fidelity Management & Research (U.K.) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 62.

   (13) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Business Services and Outsourcing
        Portfolio, and Fidelity Management & Research (Far East) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 62.

   (14) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Medical Equipment and Systems Portfolio, and Fidelity Management & Research (U.K.) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit d(14) of Post-Effective Amendment No. 65.

   (15) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Medical Equipment and Systems Portfolio, and Fidelity Management & Research (Far East) Inc., dated December 18, 1997, is incorporated herein by reference to Exhibit d(15) of Post-Effective Amendment No. 65.

   (16) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Gold Portfolio, and Fidelity Management & Research (U.K.) Inc., dated June 1, 1998, is incorporated herein by reference to Exhibit d(16) of Post-Effective
        Amendment No. 65.

   (17) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Gold Portfolio, and Fidelity Management & Research (Far East) Inc., dated June 1, 1998, is incorporated herein by reference to Exhibit d(17) of Post-Effective Amendment No. 65.

   (18) Form of Sub-Advisory Agreements between Fidelity Management & Research Company, on behalf of the equity portfolios, and FMR Co., Inc. are filed herein as Exhibits d(18)(a-ll).

   (19) Research Agreements between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited (FIJ), on behalf of the equity portfolios, dated January 1, 2000, are filed herein as Exhibits d(19)(a-ll).

 (e)(1) General Distribution Agreements between Fidelity Select Portfolios on behalf of Air Transportation, Gold (formerly American Gold), Automotive, Banking (formerly Regional Banks), Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, dated April 1, 1987, are incorporated herein by reference to Exhibit Nos. 6(a)(1-31) of Post-Effective Amendment No. 51.

    (2) General Distribution Agreement between Fidelity Select
        Portfolios on behalf of Industrial Equipment (formerly Capital Goods) Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 54.

    (3) Amendment to General Distribution Agreements between Fidelity Select Portfolios on behalf of Air Transportation, Gold (formerly American Gold), Automotive, Banking (formerly Regional Banks), Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and
        Loan), Industrial Equipment (formerly Capital Goods), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, dated January 1, 1988, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 51.

    (4) General Distribution Agreement between Fidelity Select
        Portfolios on behalf of Environmental Services Portfolio and Fidelity Distributors Corporation, dated June 29, 1989, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 51.

    (5) General Distribution Agreement between Fidelity Select
        Portfolios on behalf of Consumer Industries (formerly Consumer Products) Portfolio and Fidelity Distributors Corporation, dated June 14, 1990, is incorporated herein by reference to
        Exhibit 6(d) of Post-Effective Amendment No. 51.

    (6) General Distribution Agreement between Fidelity Select\
        Portfolios on behalf of Developing Communications Portfolio and Fidelity Distributors Corporation, dated June 14, 1990, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 51.

    (7) General Distribution Agreement between Fidelity Select
        Portfolios on behalf of Natural Gas Portfolio and Fidelity Distributors Corporation, dated April 15, 1993, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 46.

    (8) Amendment, dated May 10, 1994, to the General Distribution Agreement, dated April 15, 1993, between Fidelity Select Portfolios on behalf of Natural Gas Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 50.

    (9) Amendments to the General Distribution Agreements between Fidelity Select Portfolios on behalf of each Fidelity Select Portfolio except Natural Gas, Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 57.

   (10) Amendments to the General Distribution Agreement between Fidelity Select Portfolios on behalf of Natural Gas Portfolio and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to
        Exhibit 6(l) of Post-Effective Amendment No. 57.

   (11) General Distribution Agreement between Fidelity Select
        Portfolios on behalf of Cyclical Industries Portfolio and Fidelity Distributors Corporation, dated January 16, 1997, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 59.

   (12) General Distribution Agreement between Fidelity Select
        Portfolios on behalf of Natural Resources Portfolio and Fidelity Distributors Corporation, dated January 16, 1997, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 59.

   (13) General Distribution Agreement between Fidelity Select Portfolios on behalf of Business Services and Outsourcing Portfolio and Fidelity Distributors Corporation, dated December 18, 1997, is incorporated herein by reference to
        Exhibit 6(m) of Post-Effective Amendment No. 62.

   (14) General Distribution Agreement between Fidelity Select Portfolios on behalf of Medical Equipment and Systems Portfolio and Fidelity Distributors Corporation, dated December 18, 1997, is incorporated herein by reference to
        Exhibit 6(n) of Post-Effective No. 64.

   (15) Form of Bank Agency Agreement (most recently revised January,
        1997), is filed herein as Exhibit e(15).

   (16) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997), is filed herein as Exhibit e(16).

 (f)(1) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity
        Massachusetts Municipal Trust's (File No. 2-75537)
        Post-Effective Amendment No. 39.

 (g)(1) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios are incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 56.

    (2) Appendix A, dated August 11, 1999, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios is incorporated herein by reference to Exhibit g(6) of Fidelity Advisor Series I's (File No. 2-84776) Post-Effective Amendment No. 50.

    (3) Appendix B, dated March 16, 2000, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios is incorporated herein by reference to Exhibit g(3) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 69.

    (4) Addendum, dated October 21, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios is incorporated herein by reference to Exhibit g(4) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 68.

    (5) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio are incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's (File No. 33-52577) Post-Effective Amendment No. 4.

    (6) Appendix A, dated October 18, 1999, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit g(2) of Fidelity Summer Street Trust's (File No. 2-58542) Post-Effective Amendment No. 58.

    (7) Appendix B, dated March 16, 2000, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit g(3) of Fidelity Summer Street Trust's (File No. 2-58542) Post-Effective Amendment No. 58.

    (8) Addendum, dated October 21, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit g(4) of Fidelity Hereford Street Trust's (File No. 33-52577) Post-Effective Amendment No. 12.

    (9) Amendment, dated July 14, 1999, to the Fee Schedule to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit g(5) of Fidelity Summer Street Trust's (File No. 2-58542) Post-Effective Amendment No. 58.

   (10) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

   (11) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

   (12) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

   (13) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

   (14) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

   (15) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios, dated July 14, 1995, is incorporated herein by reference to
        Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

   (16) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of Cyclical
        Industries, Natural Resources, Business Services and
        Outsourcing, and Medical Equipment and Systems Portfolios are filed herein as Exhibit g(16).

   (17) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios are filed herein as Exhibit g(17).

   (18) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Cyclical Industries, Natural Resources, Business Services and Outsourcing, and Medical Equipment and Systems Portfolios are filed herein as Exhibit g(18).

 (h) Not applicable.

 (i) Legal Opinion of Kirkpatrick & Lockhart LLP for all of the portfolios, dated April 25, 2000, is filed herein as Exhibit i(1).

 (j) Consent of PricewaterhouseCoopers LLP, dated April 25, 2000, is filed herein as Exhibit j(1).

 (k) Not applicable.

 (l) Not applicable.

 (m) Not applicable.

 (n) Not applicable.

 (o) Not applicable.

 (p)(1) Code of Ethics, dated January 1, 2000, adopted by the funds, Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far
        East) Inc., Fidelity Investments Japan Limited, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 69.

Item 24. Trusts Controlled by or under Common Control with this Trust

 The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.


Item 25. Indemnification

 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

 Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

 Pursuant to the agreement by which Fidelity Service Company, Inc. ("FSC") is appointed transfer agent, the Trust agrees to indemnify and hold FSC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

 (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names FSC and/or the Trust as a party and is not based on and does not result from FSC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FSC's performance under the Transfer Agency Agreement; or

 (2) any claim, demand, action or suit (except to the extent contributed to by FSC's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from FSC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of FSC's acting in reliance upon advice reasonably believed by FSC to have been given by counsel for the Trust, or as a result of FSC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
      82 Devonshire Street, Boston, MA 02109

 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and
                           Director of FMR; Chief
                           Executive Officer, Chairman
                           of the Board, and Director
                           of FMR Corp., Fidelity
                           Investments Money
                           Management, Inc. (FIMM),
                           Fidelity Management &
                           Research (U.K.) Inc. (FMR
                           U.K.), Fidelity Management &
                           Research (Far East) Inc.
                           (FMR Far East), and Fidelity
                           Management & Research Co.,
                           Inc. (FMRC); Chairman of the
                           Executive Committee of FMR;
                           Chairman and Representative
                           Director of Fidelity
                           Investments Japan Limited
                           (FIJ); President and Trustee
                           of funds advised by FMR.



Robert C. Pozen            President and Director of
                           FMR; Senior Vice President
                           and Trustee of funds advised
                           by FMR; President and
                           Director of FIMM, FMRC, FMR
                           U.K., and FMR Far East;
                           Director of Strategic
                           Advisers, Inc.; Previously,
                           General Counsel, Managing
                           Director, and Senior Vice
                           President of FMR Corp.



Peter S. Lynch             Vice Chairman of the Board
                           and Director of FMR and FMRC.



John Avery                 Vice President of FMR and of
                           funds advised by FMR.



Robert Bertelson           Vice President of FMR and of
                           a fund advised by FMR.



John H. Carlson            Vice President of FMR and of
                           funds advised by FMR.



Robert C. Chow             Vice President of FMR and of
                           a fund advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR
                           and Vice President of Bond
                           Funds advised by FMR; Vice
                           President of FIMM.



Laura B. Cronin            Vice President of FMR and
                           Treasurer of FMR, FIMM, FMR
                           U.K., FMRC and FMR Far East.



Barry Coffman              Vice President of FMR and of
                           a fund advised by FMR.



Arieh Coll                 Vice President of FMR.



Catherine Collins          Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



William Danoff             Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of
                           a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Senior Vice President of FMR
                           and of funds advised by FMR.



Stephen DuFour             Vice President of FMR and of
                           a fund advised by FMR.



Maria F. Dwyer             Vice President of FMR and
                           Deputy Treasurer of the
                           Fidelity funds.



Margaret L. Eagle          Vice President of FMR and of
                           a fund advised by FMR.



William R. Ebsworth        Vice President of FMR.



David Felman               Vice President of FMR and of
                           a fund advised by FMR.



Richard B. Fentin          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Karen Firestone            Vice President of FMR and of
                           a fund advised by FMR.



Michael B. Fox             Assistant Treasurer of FMR,
                           FIMM, FMR U.K., and FMR Far
                           East; Vice President and
                           Treasurer of FMR Corp. and
                           Strategic Advisers, Inc.;
                           Vice President of FMR U.K.,
                           FMR Far East, and FIMM.



Gregory Fraser             Vice President of FMR and of
                           funds advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk
                           of FMR Corp., FMR U.K., FMR
                           Far East, FMRC, and
                           Strategic Advisers, Inc.;
                           Secretary of FIMM; Vice
                           President and Deputy General
                           Counsel of FMR Corp.



David L. Glancy            Vice President of FMR and of
                           funds advised by FMR.



Barry A. Greenfield        Vice President of FMR and of
                           funds advised by FMR.



Boyce I. Greer             Senior Vice President of FMR
                           and Vice President of Money
                           Market Funds advised by FMR;
                           Vice President of FIMM.



Bart A. Grenier            Senior Vice President of FMR
                           and Vice President of
                           High-Income Funds advised by
                           FMR.



Robert J. Haber            Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR;
                           Senior Vice President of
                           FIMM; Vice President of
                           Fixed-Income Funds advised
                           by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR and
                           Director of Technical
                           Research.



Frederick Hoff             Vice President of FMR.



Abigail P. Johnson         Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR; Director of
                           FMR Corp.; Associate
                           Director and Senior Vice
                           President of Equity Funds
                           advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Senior Vice President of FMR
                           and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR;
                           Compliance Officer of FMR
                           U.K. and FMR Far East.



Harris Leviton             Vice President of FMR and of
                           a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of
                           funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of
                           funds advised by FMR.



Shigeki Makino             Vice President of FMR.



Charles A. Mangum          Vice President of FMR and of
                           funds advised by FMR.



Kevin McCarey              Vice President of FMR and of
                           funds advised by FMR.



James McDowell             Senior Vice President of FMR.



Neal P. Miller             Vice President of FMR and of
                           a fund advised by FMR.



Jacques Perold             Vice President of FMR.



Stephen Petersen           Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Alan Radlo                 Vice President of FMR.



Eric D. Roiter             Vice President, General
                           Counsel, and Clerk of FMR
                           and Secretary of funds
                           advised by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of
                           funds advised by FMR.



Fergus Shiel               Vice President of FMR and of
                           funds advised by FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR and of
                           funds advised by FMR.



Thomas T. Soviero          Vice President of FMR and of
                           a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR;
                           Associate Director and
                           Senior Vice President of
                           Equity Funds advised by FMR;
                           Previously, Senior Vice
                           President and Director of
                           Operations and Compliance of
                           FMR U.K.



Thomas M. Sprague          Vice President of FMR and of
                           a fund advised by FMR.



Robert E. Stansky          Senior Vice President of FMR
                           and Vice President of a fund
                           advised by FMR.



Scott D. Stewart           Vice President of FMR and of
                           funds advised by FMR.



Beth F. Terrana            Senior Vice President of FMR
                           and Vice President of funds
                           advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of
                           a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of
                           funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR
                           and Director of FMR Corp.



Jason Weiner               Vice President of FMR and of
                           a fund advised by FMR.



Steven S. Wymer            Vice President of FMR and of
                           a fund advised by FMR.





(2)  FMR CO.,  INC. (FMRC)
     82 Devonshire Street, Boston, MA 02109

 FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d  Chairman of the Board and
                      Director of FMRC, FMR U.K.,
                      FMR, FMR Corp., FIMM, and
                      FMR Far East; President and
                      Chief Executive Officer of
                      FMR Corp.; Chairman of the
                      Executive Committee of FMR;
                      Chairman and Representative
                      Director of Fidelity
                      Investments Japan Limited
                      (FIJ); President and Trustee
                      of funds advised by FMR.



Robert C. Pozen       Senior Vice President and
                      Trustee of funds advised by
                      FMR; President and Director
                      of FMRC, FIMM, FMR, FMR
                      U.K., and FMR Far East;
                      Director of Strategic
                      Advisers, Inc.; Previously,
                      General Counsel, Managing
                      Director, and Senior Vice
                      President of FMR Corp.



Peter S. Lynch        Vice Chairman of the Board
                      and Director of FMR and FMRC.



Brian Clancy          Vice President.



Laura B. Cronin       Treasurer of FMRC, FMR U.K.,
                      FMR Far East, FMR, and FIMM
                      and Vice President of FMR.



Jay Freedman          Assistant Clerk of FMR; Clerk
                      of FMR Corp., FMR U.K., FMR
                      Far East, FMRC, and
                      Strategic Advisers, Inc.;
                      Secretary of FIMM; Vice
                      President and Deputy General
                      Counsel of FMR Corp.

(3)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
     25 Lovat Lane, London, EC3R 8LL, England

 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR U.K., FMRC,
                        FMR, FMR Corp., FIMM, and
                        FMR Far East; President and
                        Chief Executive Officer of
                        FMR Corp.; Chairman of the
                        Executive Committee of FMR;
                        Chairman and Representative
                        Director of Fidelity
                        Investments Japan Limited
                        (FIJ); President and Trustee
                        of funds advised by FMR.



Robert C. Pozen         President and Director of FMR
                        U.K.; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FIMM, FMR, FMRC,
                        and FMR Far East; Director
                        of Strategic Advisers, Inc.;
                        Previously, General Counsel,
                        Managing Director, and
                        Senior Vice President of FMR
                        Corp.



Laura B. Cronin         Treasurer of FMR U.K., FMR
                        Far East, FMR, and FIMM and
                        Vice President of FMR.



Michael B. Fox          Assistant Treasurer of FMR
                        U.K., FMR, FMR Far East,
                        FMRC, and FIMM; Vice
                        President of FMR U.K., FMR
                        Far East, and FIMM; Vice
                        President and Treasurer of
                        FMR Corp. and Strategic
                        Advisers, Inc.



Simon Fraser            Senior Vice President of FMR
                        U.K. and Director and
                        President of FIIA.



Jay Freedman            Clerk of FMR U.K., FMR Far
                        East, FMR Corp., FMRC, and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Vice
                        President and Deputy General
                        Counsel of FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR U.K.,
                        FMR Far East, and Strategic
                        Advisers, Inc.; Assistant
                        Secretary of FIMM.



Francis V. Knox         Compliance Officer of FMR
                        U.K. and FMR Far East; Vice
                        President of FMR.

(4) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FMR Far East,
                        FMR, FMR Corp., FMRC, FIMM,
                        and FMR U.K.; Chairman of
                        the Executive Committee of
                        FMR; President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman and
                        Representative Director of
                        Fidelity Investments Japan
                        Limited (FIJ); President and
                        Trustee of funds advised by
                        FMR.



Robert C. Pozen         President and Director of FMR
                        Far East; Senior Vice
                        President and Trustee of
                        funds advised by FMR;
                        President and Director of
                        FIMM, FMR U.K., FMRC, and
                        FMR; Director of Strategic
                        Advisers, Inc.; Previously,
                        General Counsel, Managing
                        Director, and Senior Vice
                        President of FMR Corp.



Robert H. Auld          Senior Vice President of FMR
                        Far East.



Laura B. Cronin         Treasurer of FMR Far East,
                        FMR U.K., FMR, FMRC, and
                        FIMM and Vice President of
                        FMR.



Michael B. Fox          Assistant Treasurer of FMR
                        Far East, FMR, FMR U.K., and
                        FIMM; Vice President of FMR
                        Far East and FMR U.K.; Vice
                        President and Treasurer of
                        FMR Corp. and Strategic
                        Advisers, Inc.



Francis V. Knox         Compliance Officer of FMR Far
                        East and FMR U.K.; Vice
                        President of FMR.



Jay Freedman            Clerk of FMR Far East, FMR
                        U.K., FMR Corp., FMRC, and
                        Strategic Advisers, Inc.;
                        Assistant Clerk of FMR;
                        Secretary of FIMM; Vice
                        President and Deputy General
                        Counsel of FMR Corp.



Susan Englander Hislop  Assistant Clerk of FMR Far
                        East, FMR U.K., and
                        Strategic Advisers, Inc.;
                        Assistant Secretary of FIMM.



Billy Wilder            Vice President of FMR Far
                        East; President and
                        Representative Director of
                        FIJ.






(5)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
     1 Spartan Way, Merrimack, NH 03054

 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d    Chairman of the Board and
                        Director of FIMM, FMR, FMR
                        Corp., FMR Far East, FMRC,
                        and FMR U.K.; Chairman of
                        the Executive Committee of
                        FMR; President and Chief
                        Executive Officer of FMR
                        Corp.; Chairman and
                        Representative Director of
                        Fidelity Investments Japan
                        Limited (FIJ); President and
                        Trustee of funds advised by
                        FMR.



Robert C. Pozen         President and Director of
                        FIMM; Senior Vice President
                        and Trustee of funds advised
                        by FMR; President and
                        Director of FMR, FMR U.K.,
                        FMRC, and FMR Far East;
                        Director of Strategic
                        Advisers, Inc.; Previously,
                        General Counsel, Managing
                        Director, and Senior Vice
                        President of FMR Corp.



Fred L. Henning Jr.     Senior Vice President of
                        FIMM; Senior Vice President
                        of FMR and Vice President of
                        Fixed-Income Funds advised
                        by FMR.



Boyce I. Greer          Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Money
                        Market Funds advised by FMR.



Dwight D. Churchill     Vice President of FIMM;
                        Senior Vice President of FMR
                        and Vice President of Bond
                        Funds advised by FMR.



Laura B. Cronin         Treasurer of FIMM, FMR Far
                        East, FMR U.K., FMRC, and
                        FMR and Vice President of FMR.



Michael B. Fox          Assistant Treasurer of FIMM,
                        FMR U.K., FMR Far East, and
                        FMR; Vice President and
                        Treasurer of FMR Corp. and
                        Strategic Advisers, Inc.;
                        Vice President of FIMM, FMR
                        U.K., and FMR Far East.



Jay Freedman            Secretary of FIMM; Clerk of
                        FMR U.K., FMR Far East, FMR
                        Corp., FMRC, and Strategic
                        Advisers, Inc.; Assistant
                        Clerk of FMR; Vice President
                        and Deputy General Counsel
                        of FMR Corp.



Susan Englander Hislop  Assistant Secretary of FIMM;
                        Assistant Clerk of FMR U.K.,
                        FMR Far East, and Strategic
                        Advisers, Inc.



Stanley N. Griffith     Assistant Secretary of FIMM.




(6)  FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)
     Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
     Japan

 The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d  Chairman and Representative
                      Director of FIJ; Chairman of
                      the Board and Director of
                      FMR Far East, FMR, FMR
                      Corp., FMR U.K., FMRC, and
                      FIMM; Chairman of the
                      Executive Committee of FMR;
                      President and Chief
                      Executive Officer of FMR
                      Corp.; President and Trustee
                      of funds advised by FMR.



Yasuo Kuramoto        Vice Chairman and
                      Representative Director of
                      FIJ.



Billy Wilder          President and Representative
                      Director of FIJ; Vice
                      President of FMR Far East.



Noboru Kawai          Director and General Manager
                      of Administration of FIJ.



Tetsuzo Nishimura     Director and Vice President
                      of Wholesales/  Broker
                      Distribution of FIJ.



Hiroshi Yamashita     Senior Managing Director of
                      FIJ.



Yasushi Murofushi     Statutory Auditor of FIJ.



Takeshi Okazaki       Director and Head of
                      Institutional Sales of FIJ.



Simon Haslam          Director of FIJ; Director and
                      Chief Financial Officer of
                      FIIA, FISL (U.K.), and FII;
                      Director and Secretary of
                      FIIA(U.K.)L; Previously,
                      Chief Financial Officer of
                      FIL; Company Secretary of
                      Fidelity Investments Group
                      of Companies (U.K.).



Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)

Name and Principal   Positions and Offices     Positions and Offices
Business Address*    with Underwriter          with Fund

Edward L. McCartney  Director and President    None

J. Gary Burkhead     Director                  None

Paul J. Gallagher    Director                  None

Kevin J. Kelly       Director                  None

Daniel T. Geraci     Executive Vice President  None

Eric D. Roiter       Vice President and Clerk  Secretary

Jane Greene          Treasurer and Controller  None

Gary Greenstein      Assistant Treasurer       None

Jay Freedman         Assistant Clerk           None

Linda Capps Holland  Compliance Officer        None

 *  82 Devonshire Street, Boston, MA
 (c) Not applicable.

Item 28. Location of Accounts and Records

 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.

Item 29. Management Services

  Not applicable.

Item 30. Undertakings

(a) The Registrant undertakes for Natural Gas Portfolio, Cyclical Industries Portfolio, Natural Resources Portfolio, Business Services and Outsourcing Portfolio, and Medical Equipment and Systems
Portfolio: 1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

(b) The Registrant, on behalf of Fidelity Select Portfolios, provided the information required for the stock funds by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 67 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of April 2000.

      Fidelity Select Portfolios

      By /s/Edward C. Johnson 3d          (dagger)
         Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)                      (Title)                        (Date)

/s/Edward C. Johnson 3d          President and Trustee          April 25, 2000
(dagger)

Edward C. Johnson 3d             (Principal Executive Officer)



/s/Robert A. Dwight              Treasurer                      April 25, 2000

Robert A. Dwight



/s/Robert C. Pozen               Trustee                        April 25, 2000


Robert C. Pozen



/s/Ralph F. Cox                  Trustee                        April 25, 2000
*

Ralph F. Cox



/s/Phyllis Burke Davis           Trustee                        April 25, 2000
*

Phyllis Burke Davis



/s/Robert M. Gates               Trustee                        April 25, 2000
*

Robert M. Gates



/s/Donald J. Kirk                Trustee                        April 25, 2000
*

Donald J. Kirk



/s/Ned C. Lautenbach             Trustee                        April 25, 2000
*

Ned C. Lautenbach



/s/Peter S. Lynch                Trustee                        April 25, 2000
*

Peter S. Lynch



/s/Marvin L. Mann                Trustee                        April 25, 2000
*

Marvin L. Mann



/s/William O. McCoy              Trustee                        April 25, 2000
*

William O. McCoy



/s/Gerald C. McDonough           Trustee                        April 25, 2000
*

Gerald C. McDonough



/s/Thomas R. Williams            Trustee                        April 25, 2000
*

Thomas R. Williams



(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 16, 1999 and filed herewith.

POWER OF ATTORNEY

 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional Cash
Fidelity Advisor Series III     Portfolios
Fidelity Advisor Series IV      Fidelity Institutional
Fidelity Advisor Series V       Tax-Exempt Cash Portfolios
Fidelity Advisor Series VI      Fidelity Investment Trust
Fidelity Advisor Series VII     Fidelity Magellan Fund
Fidelity Advisor Series VIII    Fidelity Massachusetts
Fidelity Beacon Street Trust    Municipal Trust
Fidelity Boston Street Trust    Fidelity Money Market Trust
Fidelity California Municipal   Fidelity Mt. Vernon Street
Trust                           Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust II                        Fidelity Municipal Trust II
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust
Fidelity Commonwealth Trust     Fidelity New York Municipal
Fidelity Concord Street Trust   Trust II
Fidelity Congress Street Fund   Fidelity Phillips Street Trust
Fidelity Contrafund             Fidelity Puritan Trust
Fidelity Corporate Trust        Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Daily Money Fund       Fidelity Sterling Performance
Fidelity Destiny Portfolios     Portfolio, L.P.
Fidelity Deutsche Mark          Fidelity Summer Street Trust
Performance                     Fidelity Trend Fund
  Portfolio, L.P.               Fidelity U.S.
Fidelity Devonshire Trust       Investments-Bond Fund, L.P.
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Government
Fidelity Fixed-Income Trust     Securities
Fidelity Government                Fund, L.P.
Securities Fund                 Fidelity Union Street Trust
Fidelity Hastings Street Trust  Fidelity Union Street Trust II
                                Fidelity Yen Performance
                                Portfolio, L.P.
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II
                                Variable Insurance Products
                                Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

 WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d    July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY

 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Colchester Street Trust         Fidelity Hastings Street Trust
Fidelity Aberdeen Street Trust  Fidelity Hereford Street Trust
Fidelity Advisor Series I       Fidelity Income Fund
Fidelity Advisor Series II      Fidelity Institutional
Fidelity Advisor Series III     Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV      Fidelity Investment Trust
Fidelity Advisor Series V       Fidelity Magellan Fund
Fidelity Advisor Series VI      Fidelity Massachusetts
Fidelity Advisor Series VII     Municipal Trust
Fidelity Advisor Series VIII    Fidelity Money Market Trust
Fidelity Beacon Street Trust    Fidelity Mt. Vernon Street
Fidelity Boston Street Trust    Trust
Fidelity California Municipal   Fidelity Municipal Trust
Trust                           Fidelity Municipal Trust II
Fidelity California Municipal   Fidelity New York Municipal
Trust II                        Trust
Fidelity Capital Trust          Fidelity New York Municipal
Fidelity Charles Street Trust   Trust II
Fidelity Commonwealth Trust     Fidelity Oxford Street Trust
Fidelity Concord Street Trust   Fidelity Phillips Street Trust
Fidelity Congress Street Fund   Fidelity Puritan Trust
Fidelity Contrafund             Fidelity Revere Street Trust
Fidelity Court Street Trust     Fidelity School Street Trust
Fidelity Court Street Trust II  Fidelity Securities Fund
Fidelity Covington Trust        Fidelity Select Portfolios
Fidelity Destiny Portfolios     Fidelity Summer Street Trust
Fidelity Devonshire Trust       Fidelity Trend Fund
Fidelity Exchange Fund          Fidelity U.S.
Fidelity Financial Trust        Investments-Bond Fund, L.P.
Fidelity Fixed-Income Trust     Fidelity U.S.
Fidelity Government             Investments-Government
Securities Fund                 Securities
                                   Fund, L.P.
                                Fidelity Union Street Trust
                                Fidelity Union Street Trust II
                                Newbury Street Trust
                                Variable Insurance Products
                                Fund
                                Variable Insurance Products
                                Fund II

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 2000.

 WITNESS our hands on this sixteenth day of December, 1999.

/s/Edward C. Johnson 3d     /s/Peter S. Lynch

Edward C. Johnson 3d        Peter S. Lynch


/s/Ralph F. Cox             /s/William O. McCoy

Ralph F. Cox                William O. McCoy



/s/Phyllis Burke Davis      /s/Gerald C. McDonough

Phyllis Burke Davis         Gerald C. McDonough




/s/Ned C. Lautenbach        /s/Marvin L. Mann

Ned C. Lautenbach           Marvin L. Mann




/s/Donald J. Kirk           /s/Thomas R. Williams

Donald J. Kirk              Thomas R. Williams




/s/Robert C. Pozen          /s/Robert M. Gates

Robert C. Pozen             Robert M. Gates












POWER OF ATTORNEY

 I, the undersigned Secretary of the investment companies for which Fidelity Management & Research Company or an affiliate acts as investment adviser (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie
A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacity, any and all representations with respect to the consistency of foreign language translation prospectuses with the original prospectuses filed in connection with the Post-Effective Amendments for the Funds as said attorneys-in-fact deem necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact, or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1998.
WITNESS my hand on this twenty-ninth day of December, 1997.




/s/Eric Roiter
Eric Roiter